UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09903
BNY Mellon Funds Trust
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/25
ITEM 1 - Reports to Stockholders

BNY Mellon Asset Allocation Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPBLX
This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$53	0.50%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.40%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 10.39% for the same period.
What affected the Fund’s performance?
  Global equities advanced on improving earnings, resilient economic growth, lower inflation and global easing. Global bonds gained from lower inflation, policy easing, tighter spreads and higher yields.
  The Fund’s strongest contributors were equities, particularly U.S. large-cap and international ex-REITs. Large-cap gains came from tax-managed equity, while international equity benefited from manager selection.
  Driven by core fixed income, overall fixed income detracted from relative performance as returns lagged the Index. Within equities, small- and-mid-cap strategies detracted. High yield detracted modestly.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.40%	8.67%	8.37%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Morningstar Moderate Target Risk Index	10.39%	6.79%	7.44%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$452	525	$1,565,113	27.04%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Investment Companies
45.1%
Technology
14.6%
Financial
7.9%
Communications
7.5%
Consumer, Non-cyclical
6.9%
Government
4.7%
Consumer, Cyclical
4.0%
Industrial
3.3%
Mortgage Securities
2.8%
Energy
1.6%
Utilities
1.0%
Net Other Assets and Liabilities
0.6%

Allocation of Holdings (Based on Net Assets)

Investment Companies
45.1%
Equity Securities - Common Stocks
44.4%
U.S. Treasury Securities
4.6%
Corporate Bonds and Notes
3.1%
U.S. Government Agencies Mortgage-Backed
2.8%
Foreign Governmental
0.1%
U.S. Government Agencies Collateralized Municipal-Backed
0.0%*
Rights
0.0%*
Net Other Assets and Liabilities
-0.1%

* Amount represents less than .1%.
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0967AR0825

BNY Mellon Asset Allocation Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIBLX
This annual shareholder report contains important information about BNY Mellon Asset Allocation Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$79	0.75%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.12%.
  In comparison, the Morningstar Moderate Target Risk Index (the “Index”) returned 10.39% for the same period.
What affected the Fund’s performance?
  Global equities advanced on improving earnings, resilient economic growth, lower inflation and global easing. Global bonds gained from lower inflation, policy easing, tighter spreads and higher yields.
  The Fund’s strongest contributors were equities, particularly U.S. large-cap and international ex-REITs. Large-cap gains came from tax-managed equity, while international equity benefited from manager selection.
  Driven by core fixed income, overall fixed income detracted from relative performance as returns lagged the Index. Within equities, small- and-mid-cap strategies detracted. High yield detracted modestly.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index), Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Morningstar Moderate Target Risk Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.12%	8.40%	8.12%
S&P 500® Index (broad-based index)	15.87%	14.74%	14.59%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Morningstar Moderate Target Risk Index	10.39%	6.79%	7.44%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$452	525	$1,565,113	27.04%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0974AR0825

BNY Mellon Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPBFX
This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$59	0.58%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 2.95%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 3.14% for the same period.
What affected the Fund’s performance?
  Bond prices fell and the yield curve steepened after a surprise 0.50% September 2024 rate cut. In 2025, bonds rose and the curve steepened on easing expectations.
  The Fund’s performance benefited from its long duration relative to the Index in early 2025 and its overweight in non-Treasury sectors, especially corporate bonds including BBB-rated holdings.
  The Fund’s long duration position detracted from relative performance late in 2024, during a period when bond prices consistently fell.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	2.95%	-0.74%	1.76%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,262	172	$5,125,798	58.24%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Government
43.0%
Mortgage Securities
26.2%
Financial
14.0%
Consumer, Non-cyclical
3.8%
Communications
3.3%
Technology
2.9%
Energy
1.9%
Industrial
1.7%
Consumer, Cyclical
1.1%
Investment Companies
0.8%
Net Other Assets and Liabilities
1.3%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
42.1%
Corporate Bonds and Notes
29.8%
U.S. Government Agencies Mortgage-Backed
25.9%
Investment Companies
0.8%
Foreign Governmental
0.7%
U.S. Government Agencies Collateralized Municipal-Backed
0.3%
Municipal Securities
0.2%
Net Other Assets and Liabilities
0.2%

How has the Fund changed?
  Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0961AR0825

BNY Mellon Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIBDX
This annual shareholder report contains important information about BNY Mellon Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$84	0.83%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 2.71%.
  In comparison, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 3.14% for the same period.
What affected the Fund’s performance?
  Bond prices fell and the yield curve steepened after a surprise 0.50% September 2024 rate cut. In 2025, bonds rose and the curve steepened on easing expectations.
  The Fund’s performance benefited from its long duration relative to the Index in early 2025 and its overweight in non-Treasury sectors, especially corporate bonds including BBB-rated holdings.
  The Fund’s long duration position detracted from relative performance late in 2024, during a period when bond prices consistently fell.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	2.71%	-0.98%	1.50%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,262	172	$5,125,798	58.24%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0968AR0825

BNY Mellon Corporate Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – BYMMX
This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.60%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 5.51%.
  In comparison, the Bloomberg U.S. Intermediate Credit Index (the “Index”) returned 5.57% for the same period.
What affected the Fund’s performance?
  Corporate bonds outperformed Treasuries, with the Index returning 5.57% versus 4.25% for intermediate Treasuries, supported by extra carry and modest spread tightening.
  The Fund’s BBB and high-yield exposures supported relative performance, as bonds rated BBB and high yield outperformed those rated A and AA.
  Fund performance also benefited from strong returns in select issuers and sectors, including BB-rated PEMEX (+10%), brokerage (+7.47%), transportation including Ford EETCs (+7.22%) and banking (+7.18%).
  Longer (20–30 year) holdings, about 5.5% of the Fund, detracted from performance as 20+ year Treasuries declined, overwhelming stronger excess returns versus intermediate maturities.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	5.51%	2.00%	3.72%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Bloomberg U.S. Intermediate Credit Index	5.57%	1.43%	2.94%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$415	150	$1,620,360	14.14%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Financial
35.5%
Energy
12.3%
Consumer, Cyclical
11.8%
Consumer, Non-cyclical
10.6%
Technology
7.4%
Industrial
6.9%
Investment Companies
4.7%
Communications
4.3%
Basic Materials
3.8%
Government
3.8%
Utilities
1.3%
Net Other Assets and Liabilities
-2.4%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
93.9%
Investment Companies
4.7%
Municipal Securities
3.2%
Foreign Governmental
0.6%
Net Other Assets and Liabilities
-2.4%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Corporate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Core Plus ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6311AR0825

BNY Mellon Corporate Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – BYMIX
This annual shareholder report contains important information about BNY Mellon Corporate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 5.27%.
  In comparison, the Bloomberg U.S. Intermediate Credit Index (the “Index”) returned 5.57% for the same period.
What affected the Fund’s performance?
  Corporate bonds outperformed Treasuries, with the Index returning 5.57% versus 4.25% for intermediate Treasuries, supported by extra carry and modest spread tightening.
  The Fund’s BBB and high-yield exposures supported relative performance, as bonds rated BBB and high yield outperformed those rated A and AA.
  Fund performance also benefited from strong returns in select issuers and sectors, including BB-rated PEMEX (+10%), brokerage (+7.47%), transportation including Ford EETCs (+7.22%) and banking (+7.18%).
  Longer (20–30 year) holdings, about 5.5% of the Fund, detracted from performance as 20+ year Treasuries declined, overwhelming stronger excess returns versus intermediate maturities.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	5.27%	1.75%	3.47%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.14%	-0.68%	1.80%
Bloomberg U.S. Intermediate Credit Index	5.57%	1.43%	2.94%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$415	150	$1,620,360	14.14%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Corporate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Core Plus ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6312AR0825

BNY Mellon Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MEMKX
This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$131	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.36%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 16.80% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities gained during the reporting period due to a weaker U.S. dollar, easing inflation and a rebound in China, coupled with attractive valuations.
  Relative to the Index, the Fund benefited from underweight exposure to utilities and real estate, as well as strong stock selection in communications.
  The most significant detractors from relative performance included underweight exposure to China and weak stock selection, particularly in the information technology sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.36%	4.02%	6.12%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$170	75	$1,684,518	56.48%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

China
21.8%
Taiwan
17.8%
India
15.3%
South Korea
9.9%
Hong Kong
8.0%
Brazil
5.1%
United States
2.9%
Uruguay
2.3%
Singapore
2.2%
South Africa
2.0%
Mexico
1.9%
France
1.8%
Indonesia
1.7%
Ireland
1.5%
Peru
1.4%
Chile
1.3%
Net Other Assets and Liabilities
3.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0960AR0825

BNY Mellon Emerging Markets Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIEGX
This annual shareholder report contains important information about BNY Mellon Emerging Markets Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$157	1.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.00%.
  In comparison, the MSCI Emerging Markets Index (the “Index”) returned 16.80% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities gained during the reporting period due to a weaker U.S. dollar, easing inflation and a rebound in China, coupled with attractive valuations.
  Relative to the Index, the Fund benefited from underweight exposure to utilities and real estate, as well as strong stock selection in communications.
  The most significant detractors from relative performance included underweight exposure to China and weak stock selection, particularly in the information technology sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI Emerging Markets Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.00%	3.77%	5.86%
MSCI Emerging Markets Index	16.80%	5.21%	6.92%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$170	75	$1,684,518	56.48%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0908AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPISX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$104	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 13.25%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	13.25%	17.85%	12.12%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
28.4%
Health Care
13.7%
Industrials
13.6%
Materials
8.9%
Energy
8.7%
Information Technology
8.6%
Communication Services
6.5%
Consumer Discretionary
3.5%
Investment Companies
3.3%
Consumer Staples
2.8%
Real Estate
1.1%
Net Other Assets and Liabilities
0.9%

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0956AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIISX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$131	1.23%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 12.98%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	12.98%	17.59%	11.86%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0904AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class A – BMIAX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$132	1.24%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class A shares returned 12.79%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	6.32%	16.12%	11.17%
without Sales Charge	12.79%	17.51%	11.83%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%
Periods prior to the inception date of the Fund’s Class A shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4029AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class C – BMISX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$211	1.99%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class C shares returned 11.94%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	11.02%	*	16.62%	11.03%
without Deferred Sales Charge	11.94%		16.62%	11.03%
Russell 1000® Index (broad-based index)	16.24%		14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%		15.46%	11.11%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
Periods prior to the inception date of the Fund’s Class C shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class C shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4030AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class I – BMIIX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$104	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class I shares returned 13.11%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class I	13.11%	17.80%	12.09%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%
Periods prior to the inception date of the Fund’s Class I shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4031AR0825

BNY Mellon Income Stock Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class Y – BMIYX
This annual shareholder report contains important information about BNY Mellon Income Stock Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$110	1.03%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class Y shares returned 13.15%.
  In comparison, the Dow Jones U.S. Select Dividend™ Index (the “Index”) returned 10.42% for the same period.
What affected the Fund’s performance?
  U.S. value and higher dividend-yielding stocks generally rose as the economy stayed resilient in the face of higher tariffs.
  Strong stock selection in the consumer discretionary, materials and industrial sectors bolstered the Fund’s performance relative to the Index.
  In addition, a few areas that benefited from the 2025 federal tax and spending package, including domestic materials companies, power producers and cash tax beneficiaries, contributed positively to performance.
  Stock selection in the managed care industry within the health care sector weighed on the Fund’s relative performance, as did stock selection within the real estate sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 1000® Index (a broad-based index) and Dow Jones U.S. Select Dividend™ Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class Y	13.15%	17.85%	12.11%
Russell 1000® Index (broad-based index)	16.24%	14.34%	14.33%
Dow Jones U.S. Select Dividend™ Index	10.42%	15.46%	11.11%
Periods prior to the inception date of the Fund’s Class Y shares (5/31/2016) reflect the performance of the Fund’s Class M shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$171	61	$1,178,565	78.49%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  The Board of Trustees and shareholders of BNY Mellon Funds Trust (the “Trust”) have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”). For more information, please refer to prospectus/proxy statement filed June 11, 2025.
  Approximately two weeks prior to Closing Date, the BNY Mellon Income Stock Fund’s Class A, Class C, Class I, Class Y, and Investor shares of the fund will be converted into Class M shares of the Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025. In addition, approximately two weeks before the Reorganization, the Fund may, if deemed advisable by BNY Mellon Investment Adviser, Inc., effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0019AR0825

BNY Mellon Intermediate Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPIBX
This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$61	0.60%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 4.22%.
  In comparison, the Bloomberg U.S. Intermediate Government/Credit Index (the “Index”) returned 4.70% for the same period.
What affected the Fund’s performance?
  Intermediate bonds declined in late 2024 but gained through most of 2025, as easing inflation and Fed rate-cut expectations supported prices despite a steepening yield curve.
  Relative performance benefited mainly from the Fund’s overweight in corporate bonds and a small out-of-Index allocation to agency commercial mortgage-backed securities.
  The Fund’s long duration in Treasuries also boosted relative performance in the first half of 2025.
  The Fund’s long duration in Treasuries detracted in late 2025 as bond prices fell and the curve steepened, partly offset by shorter-duration corporate holdings. Overall duration remained neutral to modestly long.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	4.22%	1.06%	2.04%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)	3.00%	-0.83%	1.95%
Bloomberg U.S. Intermediate Government/Credit Index	4.70%	0.73%	2.12%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$423	104	$1,778,321	64.17%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Government
54.0%
Financial
18.7%
Consumer, Non-cyclical
6.7%
Communications
4.5%
Technology
4.2%
Consumer, Cyclical
3.7%
Mortgage Securities
2.4%
Industrial
1.9%
Investment Companies
1.6%
Energy
1.2%
Net Other Assets and Liabilities
1.1%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
43.8%
Corporate Bonds and Notes
41.6%
U.S. Government Agencies Obligations
6.9%
Municipal Securities
2.7%
Investment Companies
1.6%
U.S. Government Agencies Mortgage-Backed
1.3%
U.S. Government Agencies Collateralized Mortgage Obligations
0.6%
U.S. Government Agencies Collateralized Municipal-Backed
0.5%
Foreign Governmental
0.5%
Net Other Assets and Liabilities
0.5%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Intermediate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active Core Bond ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0962AR0825

BNY Mellon Intermediate Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIIDX
This annual shareholder report contains important information about BNY Mellon Intermediate Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.85%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 4.06%.
  In comparison, the Bloomberg U.S. Intermediate Government/Credit Index (the “Index”) returned 4.70% for the same period.
What affected the Fund’s performance?
  Intermediate bonds declined in late 2024 but gained through most of 2025, as easing inflation and Fed rate-cut expectations supported prices despite a steepening yield curve.
  Relative performance benefited mainly from the Fund’s overweight in corporate bonds and a small out-of-Index allocation to agency commercial mortgage-backed securities.
  The Fund’s long duration in Treasuries also boosted relative performance in the first half of 2025.
  The Fund’s long duration in Treasuries detracted in late 2025 as bond prices fell and the curve steepened, partly offset by shorter-duration corporate holdings. Overall duration remained neutral to modestly long.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Government/Credit Bond Index (a broad-based index) and Bloomberg U.S. Intermediate Government/Credit Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	4.06%	0.84%	1.80%
Bloomberg U.S. Government/Credit Bond Index (broad-based index)	3.00%	-0.83%	1.95%
Bloomberg U.S. Intermediate Government/Credit Index	4.70%	0.73%	2.12%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$423	104	$1,778,321	64.17%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Intermediate Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Active Core Bond ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0969AR0825

BNY Mellon International Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPITX
This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$93	0.88%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 12.28%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 13.87% for the same period.
What affected the Fund’s performance?
  International equities rose, led by gains in the financials and industrials sectors, and, regionally, by advances in Europe ex UK.
  Relative to the Index, the Fund benefited most from strong security selection in materials and health care, and from underweight exposure to health care.
  On a regional basis, relative performance benefited most from security selection in Japan and Europe ex UK.
  Primary sector detractors included security selection in consumer discretionary and financials, while the most significant regional detractor was security selection in the UK.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	12.28%	8.63%	6.30%
MSCI EAFE® Index	13.87%	10.15%	7.40%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$229	59	$1,478,876	80.17%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United Kingdom
24.9%
Japan
23.5%
France
20.3%
Germany
9.8%
Italy
4.0%
Netherlands
3.0%
Spain
2.6%
Switzerland
2.6%
Australia
2.0%
United States
1.7%
Singapore
1.5%
Austria
1.1%
Bermuda
1.1%
Net Other Assets and Liabilities
1.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0959AR0825

BNY Mellon International Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIINX
This annual shareholder report contains important information about BNY Mellon International Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$120	1.13%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 12.05%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 13.87% for the same period.
What affected the Fund’s performance?
  International equities rose, led by gains in the financials and industrials sectors, and, regionally, by advances in Europe ex UK.
  Relative to the Index, the Fund benefited most from strong security selection in materials and health care, and from underweight exposure to health care.
  On a regional basis, relative performance benefited most from security selection in Japan and Europe ex UK.
  Primary sector detractors included security selection in consumer discretionary and financials, while the most significant regional detractor was security selection in the UK.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	12.05%	8.35%	6.04%
MSCI EAFE® Index	13.87%	10.15%	7.40%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$229	59	$1,478,876	80.17%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0907AR0825

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MMBMX
This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$62	0.62%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 1.31%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, housing and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in AAA-rated credits and tax-supported credits also detracted.
  Issue-specific headwinds in Massachusetts higher education holdings detracted as spreads widened during the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	1.31%	0.75%	1.96%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$121	109	$463,502	48.39%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Education
26.8%
Medical
17.3%
General Obligation
13.9%
Housing
7.8%
Airport
6.5%
School District
6.3%
Development
4.1%
Water & Sewer
2.6%
Student Loan
2.0%
Power
1.3%
Net Other Assets and Liabilities
11.4%

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0912AR0825

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MMBIX
This annual shareholder report contains important information about BNY Mellon Massachusetts Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$87	0.87%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 0.98%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, housing and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in AAA-rated credits and tax-supported credits also detracted.
  Issue-specific headwinds in Massachusetts higher education holdings detracted as spreads widened during the period.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	0.98%	0.48%	1.70%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$121	109	$463,502	48.39%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0911AR0825

BNY Mellon Mid Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPMCX
This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$101	0.95%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 11.77%.
  In comparison, the Russell Midcap® Index returned 12.58% for the same period.
What affected the Fund’s performance?
  U.S. mid-cap stocks advanced on better-than-expected and improving earnings, resilient economic growth, lower inflation and the start of a global easing cycle.
  The Fund’s strongest relative returns came from the growth and tax-sensitive categories. Growth benefited from allocation, while tax-sensitive was driven by security selection.
  The primary detractor was the value category, which underperformed due to asset allocation.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	11.77%	10.28%	10.39%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Index	12.58%	12.02%	10.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$677	603	$6,810,119	45.73%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
22.2%
Financials
14.6%
Information Technology
13.2%
Consumer Discretionary
12.7%
Health Care
9.1%
Real Estate
5.7%
Materials
4.6%
Investment Companies
4.3%
Consumer Staples
4.1%
Utilities
3.8%
Energy
3.8%
Communication Services
2.2%
Net Other Assets and Liabilities
-0.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0957AR0825

BNY Mellon Mid Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MIMSX
This annual shareholder report contains important information about BNY Mellon Mid Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$127	1.20%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 11.47%.
  In comparison, the Russell Midcap® Index returned 12.58% for the same period.
What affected the Fund’s performance?
  U.S. mid-cap stocks advanced on better-than-expected and improving earnings, resilient economic growth, lower inflation and the start of a global easing cycle.
  The Fund’s strongest relative returns came from the growth and tax-sensitive categories. Growth benefited from allocation, while tax-sensitive was driven by security selection.
  The primary detractor was the value category, which underperformed due to asset allocation.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	11.47%	10.00%	10.12%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell Midcap® Index	12.58%	12.02%	10.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$677	603	$6,810,119	45.73%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0905AR0825

BNY Mellon Municipal Opportunities Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MOTMX
This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$72	0.72%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned -0.94%.
  In comparison, the S&P Municipal Bond Index (the “Index”) returned 0.44% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied more than longer maturities on moderating inflation and rate-cut expectations. Heavy new issue supply pressured longer maturities, contributing to bear steepening beyond 10 years.
  A higher coupon profile buffered higher rates and was slightly positive versus the Index. Hedging strategies also helped, as did overweight exposure to IDR/PCR bonds and municipal bond rate locks.
  Significantly overweight exposure to longer-dated securities was the main detractor from the Fund’s relative performance, as the return gap between 5-year bonds and 22+ year bonds exceeded 7.5%.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	-0.94%	1.10%	2.66%
S&P Municipal Bond Index (broad-based index)*	0.44%	0.65%	2.28%
Bloomberg U.S. Municipal Bond Index**	0.08%	0.40%	2.18%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,931	727	$10,408,075	45.11%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Education
17.3%
Transportation
9.3%
General Obligation
8.6%
Development
8.3%
Airport
7.5%
Medical
6.2%
Water & Sewer
5.8%
Housing
4.7%
School District
3.4%
Power
3.3%
Nursing Homes
2.2%
Tobacco Settlement
2.1%
Net Other Assets and Liabilities
21.3%

State Allocation (Based on Net Assets)

California 15.7%
New York 12.6%
Texas 9.8%
Illinois 7.3%
U.S. Related 5.5%
Massachusetts 4.7%
Georgia 3.6%
Florida 3.1%
Wisconsin 3.0%
Arizona 3.0%
New Jersey 2.8%
Utah 2.8%
District of Columbia 2.4%
Alabama 2.3%
Virginia 2.1%
Ohio 2.0%
Pennsylvania 1.6%
Colorado 1.6%
Indiana 1.6%
Oklahoma 1.6%
Michigan 1.2%
Washington 1.2%
Louisiana 1.1%
Arkansas 1.1%
Net Other Assets and Liabilities 6.3%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Municipal Opportunities Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Opportunities ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6085AR0825

BNY Mellon Municipal Opportunities Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MOTIX
This annual shareholder report contains important information about BNY Mellon Municipal Opportunities Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$96	0.97%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned -1.26%.
  In comparison, the S&P Municipal Bond Index (the “Index”) returned 0.44% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied more than longer maturities on moderating inflation and rate-cut expectations. Heavy new issue supply pressured longer maturities, contributing to bear steepening beyond 10 years.
  A higher coupon profile buffered higher rates and was slightly positive versus the Index. Hedging strategies also helped, as did overweight exposure to IDR/PCR bonds and municipal bond rate locks.
  Significantly overweight exposure to longer-dated securities was the main detractor from the Fund’s relative performance, as the return gap between 5-year bonds and 22+ year bonds exceeded 7.5%.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and Bloomberg U.S. Municipal Bond Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	-1.26%	0.84%	2.40%
S&P Municipal Bond Index (broad-based index)*	0.44%	0.65%	2.28%
Bloomberg U.S. Municipal Bond Index**	0.08%	0.40%	2.18%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,931	727	$10,408,075	45.11%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Municipal Opportunities Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Opportunities ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6084AR0825

BNY Mellon National Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPNIX
This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$53	0.53%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 1.71%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, transportation and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in tax-supported credits also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	1.71%	0.82%	2.11%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,760	546	$6,035,981	66.38%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

General Obligation
14.5%
Medical
11.0%
Education
10.5%
Airport
9.0%
Transportation
8.1%
Housing
5.2%
Water & Sewer
3.7%
Development
3.5%
School District
3.3%
Tobacco Settlement
2.6%
Power
2.3%
Net Other Assets and Liabilities
26.3%

State Allocation (Based on Net Assets)

New York 11.4%
Texas 11.0%
Illinois 9.9%
California 6.0%
Pennsylvania 5.8%
New Jersey 4.8%
Florida 3.2%
Washington 3.1%
Georgia 3.0%
Indiana 2.9%
Alabama 2.9%
Arizona 2.3%
Connecticut 2.3%
Kentucky 2.2%
District of Columbia 2.0%
Rhode Island 2.0%
Oregon 1.9%
Colorado 1.8%
Massachusetts 1.7%
Ohio 1.6%
Maryland 1.6%
Tennessee 1.5%
Nevada 1.5%
Michigan 1.2%
Missouri 1.1%
Louisiana 1.1%
Oklahoma 1.1%
Utah 1.0%
Minnesota 1.0%
Net Other Assets and Liabilities 7.1%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Intermediate ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0964AR0825

BNY Mellon National Intermediate Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MINMX
This annual shareholder report contains important information about BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$79	0.78%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 1.45%.
  In comparison, the S&P Municipal Bond Investment Grade Intermediate Index (the “Index”) returned 2.12% for the same period.
What affected the Fund’s performance?
  Front-end muni yields rallied on moderating inflation and rate-cuts expectations. Heavy new issue supply pressured longer maturities, contributing to the yield curve’s bear steepening 10 years and longer.
  An overweight to lower-rated credits (A and BBB) bolstered relative performance. From a sector perspective, transportation and IDR/PCR credits were also positive contributors.
  Longer-maturity exposure beyond the Index (15 years and longer) was the most significant detractor from relative returns. Longer-duration positioning in tax-supported credits also detracted.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Intermediate Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	1.45%	0.57%	1.85%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Intermediate Index	2.12%	0.78%	2.25%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,760	546	$6,035,981	66.38%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Intermediate ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0971AR0825

BNY Mellon National Short-Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPSTX
This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M*	$45	0.44%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 3.46%.
  In comparison, the S&P Municipal Bond Investment Grade Short Index returned 3.43% for the same period.
What affected the Fund’s performance?
  Bond prices generally gained during the period, as heavy demand for short maturities created strong technical support. Front-end muni yields rallied on moderating inflation and expectations for rates cuts.
  The Fund’s relative returns benefited from a higher-duration, longer-maturity exposure and positive security selection effects in higher-quality segments.
  An overweight to housing bonds further contributed to the Fund’s relative performance.
  Security selection effects in the BBB rating category, as well as an overweight to bonds maturing in 2024, detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	3.46%	1.48%	1.42%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Short Index	3.43%	1.47%	1.59%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	274	$946,749	88.48%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)

Medical
11.3%
Housing
11.1%
Education
9.4%
School District
8.9%
General Obligation
6.5%
Water & Sewer
5.6%
Power
3.6%
Airport
3.4%
Development
2.9%
Transportation
2.7%
Facilities
2.7%
Net Other Assets and Liabilities
31.9%

State Allocation (Based on Net Assets)

Texas 13.9%
New York 7.5%
Florida 7.5%
Illinois 5.5%
Indiana 4.9%
Pennsylvania 4.2%
Georgia 3.3%
Massachusetts 3.3%
Tennessee 3.1%
Kentucky 2.9%
California 2.9%
Colorado 2.8%
Rhode Island 2.5%
Arizona 2.4%
Alabama 2.3%
Missouri 2.0%
Connecticut 1.9%
Oklahoma 1.9%
Nebraska 1.8%
Virginia 1.7%
District of Columbia 1.7%
Ohio 1.7%
Washington 1.5%
Oregon 1.4%
New Jersey 1.4%
South Carolina 1.3%
Minnesota 1.0%
Michigan 1.0%
Nevada 1.0%
Net Other Assets and Liabilities 9.7%

How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Short Duration ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0965AR0825

BNY Mellon National Short-Term Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MINSX
This annual shareholder report contains important information about BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$70	0.69%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 3.20%.
  In comparison, the S&P Municipal Bond Investment Grade Short Index returned 3.43% for the same period.
What affected the Fund’s performance?
  Bond prices generally gained during the period, as heavy demand for short maturities created strong technical support. Front-end muni yields rallied on moderating inflation and expectations for rates cuts.
  The Fund’s relative returns benefited from a higher-duration, longer-maturity exposure and positive security selection effects in higher-quality segments.
  An overweight to housing bonds further contributed to the Fund’s relative performance.
  Security selection effects in the BBB rating category, as well as an overweight to bonds maturing in 2024, detracted from relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the S&P Municipal Bond Index (a broad-based index) and S&P Municipal Bond Investment Grade Short Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	3.20%	1.22%	1.17%
S&P Municipal Bond Index (broad-based index)	0.44%	0.65%	2.28%
S&P Municipal Bond Investment Grade Short Index	3.43%	1.47%	1.59%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	274	$946,749	88.48%
Portfolio Holdings (as of 8/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  The Board of Trustees of BNY Mellon Funds Trust (the “Trust”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Short-Term Municipal Bond Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Short Duration ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities. If shareholders approve the Reorganizations, each Fund is expected to be converted from a mutual fund to an ETF on or about January 9, 2026. For more information, please refer to prospectus/proxy statement filed September 17, 2025.
  Effective October 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to a sub-investment advisory agreement between the Adviser and INA. For more information, please refer to the supplement filed September 17, 2025.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on September 17, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0972AR0825

BNY Mellon Small Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Class M – MPSSX
This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$115	1.09%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Class M shares returned 10.73%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment and moderating interest rates. A surge in investment tied to the artificial intelligence buildout bolstered the performance of AI-adjacent names.
  Strong stock selection in consumer discretionary was the largest contributor to the Fund’s relative performance, followed by stock selection in energy and information technology.
  Secondary positive contributors included stock selection in communication services and underweight exposure to the poorly performing health care sector.
  Disappointing stock selection in consumer staples and industrials detracted most from the Fund’s relative returns.
  Secondary detractors included stock selection in and underweight exposure to financials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class M shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Class M	10.73%	7.74%	8.92%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$199	179	$2,113,331	74.67%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
20.0%
Financials
19.3%
Health Care
14.6%
Consumer Discretionary
14.3%
Information Technology
11.4%
Real Estate
4.8%
Materials
3.5%
Energy
3.0%
Investment Companies
3.0%
Utilities
2.2%
Consumer Staples
2.2%
Communication Services
2.2%
Net Other Assets and Liabilities
-0.5%

How has the Fund changed?
  Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0958AR0825

BNY Mellon Small Cap Multi-Strategy Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2025
Investor Shares – MISCX
This annual shareholder report contains important information about BNY Mellon Small Cap Multi-Strategy Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at bny.com/investments/us/en/intermediary/products/bny-mellon.html. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$141	1.34%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2025, the Fund’s Investor Shares returned 10.47%.
  In comparison, the Russell 2000® Index returned 8.17% for the same period.
What affected the Fund’s performance?
  U.S. small-cap stocks benefited from a healthy corporate environment and moderating interest rates. A surge in investment tied to the artificial intelligence buildout bolstered the performance of AI-adjacent names.
  Strong stock selection in consumer discretionary was the largest contributor to the Fund’s relative performance, followed by stock selection in energy and information technology.
  Secondary positive contributors included stock selection in communication services and underweight exposure to the poorly performing health care sector.
  Disappointing stock selection in consumer staples and industrials detracted most from the Fund’s relative returns.
  Secondary detractors included stock selection in and underweight exposure to financials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2015 through August 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell 2000® Index on 8/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	10.47%	7.47%	8.65%
Russell 3000® Index (broad-based index)	15.84%	14.11%	13.98%
Russell 2000® Index	8.17%	10.13%	8.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
KEY FUND STATISTICS (AS OF 8/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$199	179	$2,113,331	74.67%
Portfolio Holdings (as of 8/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective June 16, 2025, the Fund removed the Opportunistic Small Cap Strategy sleeve from the Fund’s investment strategies.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 as supplemented on June 11, 2025 at bny.com/investments/us/en/intermediary/products/bny-mellon.html  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/us/en/intermediary/products/bny-mellon.html .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0906AR0825

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Thomas F. Ryan, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ryan is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $528,000 in 2024 and $416,400 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $83,000 in 2024 and $68,200 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $5,102,266 in 2024 and $5,175,452 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-

approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2024 and $0 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares	Class A	Class C	Class I	Class Y
BNY Mellon Income Stock Fund	MPISX	MIISX	BMIAX	BMISX	BMIIX	BMIYX
BNY Mellon Mid Cap Multi-Strategy Fund	MPMCX	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund	MPSSX	MISCX
BNY Mellon International Fund	MPITX	MIINX
BNY Mellon Emerging Markets Fund	MEMKX	MIEGX
BNY Mellon Asset Allocation Fund	MPBLX	MIBLX
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Income Stock Fund
Description	Shares	Value ($)
Common Stocks — 96.5%
Automobiles & Components — .7%
Ford Motor Co.	105,631	1,243,277
Banks — 12.2%
Bank of America Corp.	87,388	4,434,067
Citigroup, Inc.	29,475	2,846,401
Columbia Banking System, Inc.	47,446	1,270,129
Comerica, Inc.	37,408	2,640,257
First Horizon Corp.	119,437	2,699,276
JPMorgan Chase & Co.	23,072	6,954,362
		20,844,492
Capital Goods — 10.5%
Carlisle Cos., Inc.	6,820	2,631,770
Caterpillar, Inc.	5,094	2,134,590
Emerson Electric Co.	8,928	1,178,496
Ferguson Enterprises, Inc.	8,566	1,980,031
Honeywell International, Inc.	6,353	1,394,483
Hubbell, Inc.	5,787	2,494,139
L3Harris Technologies, Inc.	22,450	6,232,569
		18,046,078
Consumer Services — 2.8%
Las Vegas Sands Corp.	47,256	2,723,364
Royal Caribbean Cruises Ltd.	5,624	2,042,749
		4,766,113
Energy — 8.7%
Chevron Corp.	15,615	2,507,769
Diamondback Energy, Inc.	11,744	1,747,037
EQT Corp.	28,986	1,502,634
Exxon Mobil Corp.	26,892	3,073,487
Marathon Petroleum Corp.	14,881	2,674,265
Permian Resources Corp.	59,336	847,911
Phillips 66	18,944	2,530,540
		14,883,643
Equity Real Estate Investment Trusts — 1.1%
Weyerhaeuser Co.(a)	70,931	1,834,985
Financial Services — 8.2%
Capital One Financial Corp.	19,438	4,416,702
Intercontinental Exchange, Inc.	9,137	1,613,594
Morgan Stanley	12,284	1,848,496
The Charles Schwab Corp.	22,526	2,158,892
The Goldman Sachs Group, Inc.	2,929	2,182,837
Voya Financial, Inc.	23,083	1,733,303
		13,953,824
Food, Beverage & Tobacco — 1.0%
Philip Morris International, Inc.	10,320	1,724,782
Health Care Equipment & Services — 7.4%
Humana, Inc.	5,739	1,742,705
Labcorp Holdings, Inc.	8,453	2,349,849

BNY Mellon Income Stock Fund (continued)
Description	Shares	Value ($)
Common Stocks — 96.5% (continued)
Health Care Equipment & Services — 7.4% (continued)
Medtronic PLC	60,933	5,655,192
UnitedHealth Group, Inc.	9,308	2,884,270
		12,632,016
Household & Personal Products — 1.8%
Kenvue, Inc.	57,207	1,184,757
The Estee Lauder Companies, Inc., Cl. A	21,001	1,926,422
		3,111,179
Insurance — 8.0%
American International Group, Inc.	26,865	2,184,662
Aon PLC, Cl. A	12,454	4,570,618
Assurant, Inc.	32,490	7,005,169
		13,760,449
Materials — 8.9%
CRH PLC	40,863	4,615,476
Freeport-McMoRan, Inc.	48,823	2,167,741
International Paper Co.	87,261	4,335,127
Newmont Corp.	19,571	1,456,082
Packaging Corp. of America	6,101	1,329,774
The Mosaic Company	37,497	1,252,400
		15,156,600
Media & Entertainment — 2.6%
Omnicom Group, Inc.	23,576	1,846,708
The Walt Disney Company	21,861	2,587,905
		4,434,613
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Bristol-Myers Squibb Co.	24,721	1,166,337
Danaher Corp.	11,098	2,284,190
Johnson & Johnson	41,538	7,359,288
		10,809,815
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	11,003	1,768,842
Software & Services — 2.2%
Dolby Laboratories, Inc., Cl. A	30,688	2,199,716
International Business Machines Corp.	6,403	1,559,066
		3,758,782
Technology Hardware & Equipment — 5.4%
Cisco Systems, Inc.	95,355	6,588,077
TE Connectivity PLC	12,572	2,596,118
		9,184,195
Telecommunication Services — 4.0%
AT&T, Inc.	231,501	6,780,664
Transportation — 3.0%
CSX Corp.	99,955	3,249,537
Delta Air Lines, Inc.	30,947	1,911,906
		5,161,443
Utilities — .7%
Constellation Energy Corp.	4,037	1,243,315
Total Common Stocks (cost $134,771,164)		165,099,107

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Income Stock Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 3.3%
Registered Investment Companies — 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $5,565,886)	4.41	5,565,886	5,565,886
Total Investments (cost $140,337,050)		99.8%	170,664,993
Cash and Receivables (Net)		.2%	401,868
Net Assets		100.0%	171,066,861

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Income Stock Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.3%	8,175,113	81,297,627	(83,906,854)	5,565,886	290,897

†	Includes reinvested dividends/distributions.
See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Mid Cap Multi-Strategy Fund
Description	Shares	Value ($)
Common Stocks — 95.9%
Automobiles & Components — 1.1%
BorgWarner, Inc.	9,390	401,517
Ford Motor Co.	33,625	395,766
Gentex Corp.	45,133	1,264,175
Harley-Davidson, Inc.	12,335	359,195
Modine Manufacturing Co.(a)	14,115	1,921,475
QuantumScape Corp.(a),(b)	14,425	114,390
Rivian Automotive, Inc., Cl. A(a),(b)	12,700	172,339
Thor Industries, Inc.	4,553	499,009
Visteon Corp.	17,940	2,223,843
		7,351,709
Banks — 2.9%
Columbia Banking System, Inc.	46,254	1,238,220
East West Bancorp, Inc.	15,742	1,655,114
Fifth Third Bancorp	32,188	1,473,245
First Horizon Corp.	101,902	2,302,985
FNB Corp.	19,910	332,298
Huntington Bancshares, Inc.	87,880	1,565,143
M&T Bank Corp.	1,023	206,298
Old National Bancorp	60,680	1,388,965
Popular, Inc.	10,350	1,300,374
Regions Financial Corp.	43,455	1,190,232
SouthState Corp.	19,156	1,955,061
Synovus Financial Corp.	11,195	577,774
Texas Capital Bancshares, Inc.(a)	24,540	2,124,428
Webster Financial Corp.	7,937	493,840
Wintrust Financial Corp.	7,441	1,021,575
Zions Bancorp NA	11,000	638,110
		19,463,662
Capital Goods — 16.1%
3M Co.	4,128	642,028
AAON, Inc.(b)	335	27,788
Advanced Drainage Systems, Inc.	15,733	2,265,080
AECOM	19,535	2,439,726
AeroVironment, Inc.(a)	8,131	1,962,417
AGCO Corp.	100	10,819
Allegion PLC	13,626	2,313,695
AMETEK, Inc.	23,992	4,433,722
API Group Corp.(a)	18,150	647,592
Axon Enterprise, Inc.(a)	10,173	7,602,181
Builders FirstSource, Inc.(a)	5,149	714,063
BWX Technologies, Inc.	400	64,816
Carlisle Cos., Inc.	3,836	1,480,274
Carrier Global Corp.	22,824	1,488,125
Comfort Systems USA, Inc.	229	161,074
Cummins, Inc.	3,177	1,265,844
Curtiss-Wright Corp.	8,428	4,029,848

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Capital Goods — 16.1% (continued)
DNOW, Inc.(a)	11,293	180,688
Donaldson Co., Inc.	7,805	621,824
Dover Corp.	2,569	459,491
Everus Construction Group, Inc.(a)	2,183	171,235
Fastenal Co.	29,770	1,478,378
Ferguson Enterprises, Inc.	12,166	2,812,171
Flowserve Corp.	34,415	1,846,709
Fortune Brands Innovations, Inc.	11,612	679,534
FTAI Aviation Ltd.	11,841	1,821,738
Generac Holdings, Inc.(a)	7,800	1,444,950
HEICO Corp., Cl. A	19,656	4,815,917
Hexcel Corp.	4,405	278,176
Howmet Aerospace, Inc.	24,443	4,255,526
Hubbell, Inc.	8,093	3,488,002
Huntington Ingalls Industries, Inc.	1,082	292,995
IDEX Corp.	15,843	2,606,174
Ingersoll Rand, Inc.	51,417	4,084,052
ITT, Inc.	2,138	363,995
Johnson Controls International PLC	4,719	504,414
Karman Holdings, Inc.(a)	43,062	2,299,941
L3Harris Technologies, Inc.	4,346	1,206,537
Lincoln Electric Holdings, Inc.	5,911	1,434,186
Masco Corp.	58,151	4,267,702
MasTec, Inc.(a)	2,231	405,350
Masterbrand, Inc.(a)	21,119	268,422
MRC Global, Inc.(a)	10,502	158,370
MSC Industrial Direct Co., Inc., Cl. A	5,420	489,047
Nordson Corp.	3,647	820,903
nVent Electric PLC	10,390	939,152
Owens Corning	4,837	726,372
Parker-Hannifin Corp.	644	489,021
Quanta Services, Inc.	7,033	2,658,193
QXO, Inc.(a)	56,519	1,137,727
Regal Rexnord Corp.	14,210	2,121,979
Resideo Technologies, Inc.(a)	18,459	628,529
Rocket Lab Corp.(a),(b)	6,900	335,340
Rockwell Automation, Inc.	3,561	1,222,954
Sensata Technologies Holding PLC	225	7,322
Snap-on, Inc.	2,645	860,260
Spirit AeroSystems Holdings, Inc., Cl. A(a)	1,485	61,761
Textron, Inc.	24,540	1,967,126
The Timken Company	37,258	2,877,435
UFP Industries, Inc.	5,696	575,125
United Rentals, Inc.	2,475	2,366,942
Valmont Industries, Inc.	518	190,168
Vertiv Holdings Co., Cl. A	31,296	3,991,805
W.W. Grainger, Inc.	1,352	1,370,252
Watsco, Inc.(b)	5,337	2,147,502
Watts Water Technologies, Inc., Cl. A	2,787	771,720
WESCO International, Inc.	10,295	2,263,253

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Capital Goods — 16.1% (continued)
Westinghouse Air Brake Technologies Corp.	7,351	1,422,419
WillScot Holdings Corp.	2,615	63,388
Woodward, Inc.	3,915	966,300
Xylem, Inc.	10,059	1,423,952
		108,691,516
Commercial & Professional Services — 4.4%
Amentum Holdings, Inc.(a),(b)	5,576	139,121
Booz Allen Hamilton Holding Corp.	1,172	127,420
Broadridge Financial Solutions, Inc.	15,486	3,958,531
CACI International, Inc., Cl. A(a)	4,849	2,326,162
Clarivate PLC(a)	15,815	68,795
Clean Harbors, Inc.(a)	7,422	1,797,683
Copart, Inc.(a)	65,534	3,198,715
Equifax, Inc.	12,650	3,115,695
Jacobs Solutions, Inc.	4,114	601,590
Leidos Holdings, Inc.	4,841	875,834
Paychex, Inc.	11,348	1,582,535
Paycom Software, Inc.	870	197,620
RB Global, Inc.	12,451	1,426,138
Rollins, Inc.	60,238	3,405,856
Science Applications International Corp.	567	66,736
SS&C Technologies Holdings, Inc.	18,827	1,669,202
Tetra Tech, Inc.	9,795	356,734
TriNet Group, Inc.	2,978	215,667
Veralto Corp.	3,488	370,391
Verisk Analytics, Inc.	16,897	4,530,424
		30,030,849
Consumer Discretionary Distribution & Retail — 5.1%
Advance Auto Parts, Inc.(b)	1,400	85,386
AutoZone, Inc.(a)	416	1,746,589
Bath & Body Works, Inc.	11,725	342,487
Best Buy Co., Inc.	8,330	613,421
Burlington Stores, Inc.(a)	19,309	5,612,740
CarMax, Inc.(a)	5,885	361,045
Carvana Co.(a)	2,329	866,202
Chewy, Inc., Cl. A(a)	40,094	1,642,250
Coupang, Inc.(a)	22,385	639,763
eBay, Inc.	22,310	2,021,509
Etsy, Inc.(a)	4,178	221,476
Five Below, Inc.(a)	1,770	256,827
Floor & Decor Holdings, Inc., Cl. A(a)	1,148	94,044
Genuine Parts Co.	5,086	708,632
Lithia Motors, Inc.	152	51,175
LKQ Corp.	16,471	537,284
Macy’s, Inc.	8,145	107,758
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,825	358,323
O’Reilly Automotive, Inc.(a)	43,165	4,475,347
Pool Corp.	6,110	1,898,438
RH(a)	4,780	1,078,703
Ross Stores, Inc.	8,229	1,210,980

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Consumer Discretionary Distribution & Retail — 5.1% (continued)
The Gap, Inc.	74,689	1,643,905
Tractor Supply Co.	19,485	1,203,394
Ulta Beauty, Inc.(a)	3,379	1,664,935
Valvoline, Inc.(a),(b)	25,170	976,093
Warby Parker, Inc., Cl. A(a)	84,352	2,210,022
Wayfair, Inc., Cl. A(a)	1,460	108,916
Williams-Sonoma, Inc.	8,414	1,583,431
		34,321,075
Consumer Durables & Apparel — 3.0%
Amer Sports, Inc.(a)	37,987	1,493,649
Brunswick Corp.	35,827	2,278,239
Capri Holdings Ltd.(a)	4,540	93,479
Cavco Industries, Inc.(a)	949	503,435
Crocs, Inc.(a)	2,938	256,194
D.R. Horton, Inc.	16,007	2,712,866
Deckers Outdoor Corp.(a)	2,437	291,538
Garmin Ltd.	1,646	398,036
Hasbro, Inc.	24,523	1,990,532
Lululemon Athletica, Inc.(a)	1,954	395,099
NVR, Inc.(a)	241	1,956,354
Polaris, Inc.(b)	2,760	156,161
PulteGroup, Inc.	10,517	1,388,454
PVH Corp.	3,236	272,859
Ralph Lauren Corp.	2,200	653,246
Skechers USA, Inc., Cl. A(a)	17,414	1,098,475
Somnigroup International, Inc.	15,751	1,322,296
Tapestry, Inc.	9,245	941,326
Toll Brothers, Inc.	6,480	900,720
TopBuild Corp.(a)	2,108	886,962
VF Corp.	6,735	101,900
		20,091,820
Consumer Services — 3.5%
Aramark	27,126	1,060,898
Boyd Gaming Corp.	8,821	757,371
Caesars Entertainment, Inc.(a)	2,745	73,484
Carnival Corp.(a)	25,440	811,282
Cava Group, Inc.(a)	1,941	131,115
Churchill Downs, Inc.	3,855	399,879
Darden Restaurants, Inc.	6,663	1,378,841
Domino’s Pizza, Inc.	382	175,071
DraftKings, Inc., Cl. A(a)	10,880	522,022
Duolingo, Inc.(a)	811	241,564
Dutch Bros, Inc., Cl. A(a)	2,820	202,561
Expedia Group, Inc.	11,160	2,397,168
Flutter Entertainment PLC(a)	1,662	510,517
Frontdoor, Inc.(a)	13,463	817,877
Grand Canyon Education, Inc.(a)	6,813	1,373,296
H&R Block, Inc.	15,844	797,745
Hilton Worldwide Holdings, Inc.	8,559	2,362,798
Hyatt Hotels Corp., Cl. A	3,080	444,382

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Consumer Services — 3.5% (continued)
Las Vegas Sands Corp.	27,631	1,592,374
Marriott International, Inc., Cl. A	1,540	412,504
MGM Resorts International(a)	13,185	523,313
Norwegian Cruise Line Holdings Ltd.(a)	13,425	333,477
Planet Fitness, Inc., Cl. A(a)	18,895	1,980,196
Royal Caribbean Cruises Ltd.	6,147	2,232,713
Service Corp. International	7,915	627,264
Travel + Leisure Co.	1,960	123,892
Wingstop, Inc.(b)	524	171,935
Wyndham Hotels & Resorts, Inc.(b)	11,305	979,126
Wynn Resorts Ltd.(b)	1,235	156,536
Yum! Brands, Inc.	2,431	357,284
		23,948,485
Consumer Staples Distribution & Retail — 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	1,960	191,453
Casey’s General Stores, Inc.	4,241	2,097,259
Dollar General Corp.	4,910	534,012
Dollar Tree, Inc.(a)	5,742	626,854
Maplebear, Inc.(a)	18,670	809,718
Sysco Corp.	14,227	1,144,847
The Kroger Company	22,040	1,495,193
US Foods Holding Corp.(a)	25,850	2,005,960
		8,905,296
Energy — 3.8%
Antero Resources Corp.(a)	46,929	1,497,974
APA Corp.(b)	12,250	284,445
Baker Hughes Co.	30,275	1,374,485
Cheniere Energy, Inc.	7,183	1,736,993
Chevron Corp.	9,320	1,496,792
Chord Energy Corp.	6,018	661,318
Civitas Resources, Inc.	7,745	284,861
Devon Energy Corp.	32,778	1,183,286
Diamondback Energy, Inc.	26,047	3,874,752
DT Midstream, Inc.	5,525	575,595
EQT Corp.	29,988	1,554,578
Halliburton Co.	18,680	424,596
Kinder Morgan, Inc.	22,235	599,900
Marathon Petroleum Corp.	6,782	1,218,793
Occidental Petroleum Corp.	4,140	197,105
ONEOK, Inc.	23,385	1,786,146
Ovintiv, Inc.	3,285	138,364
Permian Resources Corp.	49,415	706,140
Phillips 66	5,284	705,837
Range Resources Corp.	21,492	736,531
Targa Resources Corp.	7,881	1,322,117
TechnipFMC PLC	28,829	1,059,754
The Williams Companies, Inc.	3,095	179,139
Valero Energy Corp.	13,712	2,084,361
Weatherford International PLC	1,045	66,572
		25,750,434

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Equity Real Estate Investment Trusts — 4.6%
Agree Realty Corp.(c)	2,340	170,212
AvalonBay Communities, Inc.(c)	700	137,095
Brixmor Property Group, Inc.(c)	37,680	1,054,663
BXP, Inc.(c)	10,761	780,280
Camden Property Trust(c)	7,773	870,421
Crown Castle, Inc.(c)	4,165	412,918
CubeSmart(c)	13,560	554,875
Digital Realty Trust, Inc.(c)	15,152	2,540,081
EastGroup Properties, Inc.(c)	3,700	627,372
Equity LifeStyle Properties, Inc.(c)	25,715	1,550,357
Equity Residential(c)	7,473	494,115
Essex Property Trust, Inc.(c)	3,777	1,020,583
Extra Space Storage, Inc.(c)	14,946	2,145,947
Federal Realty Investment Trust(c)	15,316	1,540,024
Healthpeak Properties, Inc.(c)	88,449	1,586,775
Host Hotels & Resorts, Inc.(c)	33,779	581,337
Iron Mountain, Inc.(c)	6,610	610,301
Kimco Realty Corp.(c)	32,454	729,890
Lamar Advertising Co., Cl. A(b),(c)	11,398	1,450,395
Lineage, Inc.(c)	23,628	990,249
Medical Properties Trust, Inc.(b),(c)	23,305	104,873
Mid-America Apartment Communities, Inc.(c)	2,179	317,742
Omega Healthcare Investors, Inc.(c)	6,270	266,914
Rayonier, Inc.(c)	22,301	586,070
Realty Income Corp.(c)	24,530	1,441,383
Regency Centers Corp.(c)	17,232	1,249,320
Simon Property Group, Inc.(c)	13,957	2,521,472
UDR, Inc.(c)	5,790	229,110
Ventas, Inc.(c)	5,545	377,504
VICI Properties, Inc.(c)	57,922	1,956,605
Weyerhaeuser Co.(c)	74,503	1,927,393
		30,826,276
Financial Services — 8.3%
Affiliated Managers Group, Inc.	3,556	799,460
Affirm Holdings, Inc.(a)	5,560	491,838
Ally Financial, Inc.	13,470	552,943
Ameriprise Financial, Inc.	7,707	3,967,641
Ares Management Corp., Cl. A	1,075	192,640
Block, Inc.(a)	40,633	3,236,012
Blue Owl Capital, Inc.	12,475	231,037
Cboe Global Markets, Inc.	1,028	242,557
Coinbase Global, Inc., Cl. A(a)	4,462	1,358,857
Corpay, Inc.(a)	1,295	421,743
Credit Acceptance Corp.(a)	291	149,786
Equitable Holdings, Inc.	23,138	1,232,330
Evercore, Inc., Cl. A	6,954	2,236,059
Fidelity National Information Services, Inc.	25,403	1,773,383
Fiserv, Inc.(a)	17,657	2,439,844
Global Payments, Inc.	5,793	514,534
Houlihan Lokey, Inc.	7,871	1,568,297

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Financial Services — 8.3% (continued)
Intercontinental Exchange, Inc.	14,179	2,504,011
Invesco Ltd.	6,410	140,315
Jack Henry & Associates, Inc.	3,804	621,041
Jefferies Financial Group, Inc.	5,100	330,735
LPL Financial Holdings, Inc.	11,456	4,175,483
MGIC Investment Corp.	36,910	1,027,205
Moelis & Co., Cl. A	29,789	2,148,085
MSCI, Inc.	2,005	1,138,279
Nasdaq, Inc.	23,157	2,193,894
Northern Trust Corp.	6,380	837,566
Raymond James Financial, Inc.	18,327	3,105,327
Robinhood Markets, Inc., Cl. A(a)	15,825	1,646,275
Rocket Cos., Inc., Cl. A(b)	244,794	4,349,989
Shift4 Payments, Inc., Cl. A(a),(b)	1,180	106,707
SLM Corp.	82,085	2,567,619
SoFi Technologies, Inc.(a),(b)	20,280	517,951
Starwood Property Trust, Inc.(c)	4,385	88,884
State Street Corp.	7,045	809,964
Stifel Financial Corp.	7,068	814,870
Synchrony Financial	14,005	1,069,142
The Carlyle Group, Inc.	19,780	1,276,997
Toast, Inc., Cl. A(a)	10,970	494,747
Voya Financial, Inc.	31,115	2,336,425
WEX, Inc.(a)	2,683	459,732
XP, Inc., Cl. A	9,715	176,230
		56,346,434
Food, Beverage & Tobacco — 1.6%
Archer-Daniels-Midland Co.	4,635	290,336
Brown-Forman Corp., Cl. B	8,157	244,221
Bunge Global SA	6,915	582,381
Celsius Holdings, Inc.(a)	6,320	397,402
Coca-Cola Consolidated, Inc.	5,828	683,275
Coca-Cola Europacific Partners PLC	5,770	512,722
Conagra Brands, Inc.	21,596	413,131
Darling Ingredients, Inc.(a)	3,925	133,293
Freshpet, Inc.(a)	10,080	562,666
General Mills, Inc.	1,210	59,689
Ingredion, Inc.	4,980	645,109
Lamb Weston Holdings, Inc.	13,977	804,097
McCormick & Co., Inc.	12,040	847,255
Molson Coors Beverage Co., Cl. B	26,422	1,334,047
Primo Brands Corp.	19,381	486,657
The Campbell’s Company	7,150	228,300
The Hershey Company	1,590	292,162
The J.M. Smucker Company	1,779	196,597
Tyson Foods, Inc., Cl. A	38,616	2,192,616
		10,905,956
Health Care Equipment & Services — 4.8%
Align Technology, Inc.(a)	5,525	784,329
Cardinal Health, Inc.	1,656	246,380

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Health Care Equipment & Services — 4.8% (continued)
Cencora, Inc.	10,244	2,987,253
Centene Corp.(a)	27,352	794,302
DaVita, Inc.(a)	2,093	288,332
DENTSPLY SIRONA, Inc.	4,180	59,774
DexCom, Inc.(a)	26,798	2,018,961
Encompass Health Corp.	11,914	1,450,649
Envista Holdings Corp.(a)	1,345	28,487
GE HealthCare Technologies, Inc.	2,595	191,329
Globus Medical, Inc., Cl. A(a)	24,295	1,488,555
HealthEquity, Inc.(a)	12,725	1,136,724
Henry Schein, Inc.(a),(b)	5,500	382,690
Humana, Inc.	1,719	521,992
IDEXX Laboratories, Inc.(a)	7,004	4,532,218
Insulet Corp.(a)	2,146	729,382
Labcorp Holdings, Inc.	7,844	2,180,554
Masimo Corp.(a)	587	82,010
McKesson Corp.	648	444,943
Molina Healthcare, Inc.(a)	1,810	327,302
Penumbra, Inc.(a)	782	213,204
Quest Diagnostics, Inc.	7,282	1,322,703
ResMed, Inc.	4,873	1,337,687
Solventum Corp.(a)	12,787	934,602
STERIS PLC	12,555	3,076,728
Tenet Healthcare Corp.(a)	7,100	1,308,743
The Cooper Companies, Inc.(a)	19,998	1,347,765
Veeva Systems, Inc., Cl. A(a)	7,160	1,927,472
Zimmer Biomet Holdings, Inc.	3,823	405,620
		32,550,690
Household & Personal Products — 1.2%
BellRing Brands, Inc.(a)	2,765	113,503
Church & Dwight Co., Inc.	31,546	2,938,825
Coty, Inc., Cl. A(a)	53,695	229,815
e.l.f. Beauty, Inc.(a),(b)	1,759	219,875
Kenvue, Inc.	110,183	2,281,890
The Clorox Company	2,064	243,965
The Estee Lauder Companies, Inc., Cl. A	20,628	1,892,206
		7,920,079
Insurance — 3.4%
American Financial Group, Inc.	906	123,089
Arch Capital Group Ltd.	2,549	233,310
Assurant, Inc.	24,456	5,272,958
Assured Guaranty Ltd.	10,085	828,987
Brown & Brown, Inc.	4,827	467,978
Everest Group Ltd.	2,694	921,025
Fidelity National Financial, Inc.	12,795	766,037
First American Financial Corp.	10,479	691,614
Markel Group, Inc.(a)	1,179	2,309,732
Old Republic International Corp.	38,555	1,541,043
Principal Financial Group, Inc.	6,045	486,683
Prudential Financial, Inc.	851	93,321

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Insurance — 3.4% (continued)
Reinsurance Group of America, Inc.	4,356	848,505
RenaissanceRe Holdings Ltd.	7,482	1,818,051
Ryan Specialty Holdings, Inc.	29,525	1,669,048
The Allstate Corp.	1,131	230,102
The Hartford Insurance Group, Inc.	14,970	1,980,681
The Travelers Companies, Inc.	2,163	587,276
Unum Group	8,325	581,584
W. R. Berkley Corp.	18,988	1,361,250
		22,812,274
Materials — 4.6%
Albemarle Corp.(b)	4,200	356,664
Anglogold Ashanti PLC	8,058	456,566
Ashland, Inc.	9,495	533,144
Avery Dennison Corp.	7,652	1,313,466
Axalta Coating Systems Ltd.(a)	32,125	1,004,227
Ball Corp.	17,518	922,148
Celanese Corp.	4,406	209,858
CF Industries Holdings, Inc.	13,427	1,163,181
Cleveland-Cliffs, Inc.(a)	19,850	213,387
Commercial Metals Co.	11,037	636,504
Corteva, Inc.	19,690	1,460,801
CRH PLC	15,018	1,696,283
Crown Holdings, Inc.	12,492	1,241,455
Dow, Inc.	18,805	463,167
DuPont de Nemours, Inc.	10,778	829,044
Eastman Chemical Co.	5,938	417,679
FMC Corp.	5,778	225,920
Freeport-McMoRan, Inc.	33,658	1,494,415
International Paper Co.	31,890	1,584,295
Louisiana-Pacific Corp.	3,436	326,798
LyondellBasell Industries NV, Cl. A	3,295	185,673
Martin Marietta Materials, Inc.	2,450	1,510,180
MP Materials Corp.(a)	3,105	220,890
Newmont Corp.	29,752	2,213,549
Nucor Corp.	1,511	224,731
Olin Corp.	7,180	169,879
Packaging Corp. of America	9,612	2,095,032
PPG Industries, Inc.	423	47,050
Reliance, Inc.	5,704	1,686,445
Royal Gold, Inc.	2,093	375,861
Sealed Air Corp.	11,820	383,795
Smurfit WestRock PLC	3,312	156,856
Sonoco Products Co.	3,850	181,912
Steel Dynamics, Inc.	6,642	869,571
The Mosaic Company	45,839	1,531,023
The Scotts Miracle-Gro Company	1,780	108,972
Vulcan Materials Co.	9,600	2,795,136
		31,305,557
Media & Entertainment — 2.1%
Angi, Inc.(a)	5,426	96,149

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Media & Entertainment — 2.1% (continued)
Electronic Arts, Inc.	3,925	674,904
Fox Corp., Cl. A	9,080	542,076
IAC, Inc.(a)	10,335	378,468
Liberty Broadband Corp., Cl. C(a)	4,086	248,674
Liberty Media Corp.-Liberty Formula One, Cl. C(a)	21,733	2,171,127
Liberty Media Corp.-Liberty Live, Cl. C(a)	701	68,263
Live Nation Entertainment, Inc.(a)	1,291	214,939
Match Group, Inc.	13,432	501,551
News Corp., Cl. A	15,555	457,472
Nexstar Media Group, Inc.	2,490	509,280
Omnicom Group, Inc.(b)	21,809	1,708,299
Pinterest, Inc., Cl. A(a)	49,946	1,829,522
Reddit, Inc., Cl. A(a)	2,091	470,642
ROBLOX Corp., Cl. A(a)	11,780	1,467,670
Roku, Inc.(a)	2,170	209,535
Sirius XM Holdings, Inc.(b)	8,121	191,980
Take-Two Interactive Software, Inc.(a)	4,394	1,024,988
The Interpublic Group of Companies, Inc.	23,215	623,091
The Trade Desk, Inc., Cl. A(a)	9,345	510,798
Warner Bros Discovery, Inc.(a)	48,614	565,867
ZoomInfo Technologies, Inc.(a)	1,310	14,279
		14,479,574
Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
Agilent Technologies, Inc.	10,264	1,289,774
Alnylam Pharmaceuticals, Inc.(a)	3,415	1,524,832
Ascendis Pharma A/S, ADR(a)	2,736	531,523
Avantor, Inc.(a)	10,475	141,098
Biogen, Inc.(a)	1,078	142,533
BioMarin Pharmaceutical, Inc.(a)	3,424	199,517
BioNTech SE, ADR(a)	16,875	1,687,500
Bio-Techne Corp.	46,280	2,528,276
Bridgebio Pharma, Inc.(a)	16,163	836,597
Charles River Laboratories International, Inc.(a)	4,338	708,439
Elanco Animal Health, Inc.(a)	130,226	2,389,647
Exact Sciences Corp.(a)	4,320	204,854
Exelixis, Inc.(a)	2,110	78,956
GRAIL, Inc.(a),(b)	2,400	78,696
ICON PLC(a)	588	104,629
Illumina, Inc.(a)	20,589	2,058,076
Incyte Corp.(a)	6,160	521,198
Insmed, Inc.(a)	2,810	382,441
Ionis Pharmaceuticals, Inc.(a)	7,550	321,894
IQVIA Holdings, Inc.(a)	6,244	1,191,418
Mettler-Toledo International, Inc.(a)	2,304	2,997,596
Moderna, Inc.(a),(b)	10,595	255,234
Natera, Inc.(a)	8,765	1,474,711
Neurocrine Biosciences, Inc.(a)	3,208	447,837
NewAmsterdam Pharma Co. NV(a)	11,923	286,748
Organon & Co.	9,820	92,504
QIAGEN NV(b)	20,461	951,437

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.3% (continued)
Repligen Corp.(a)	27,903	3,413,095
Roivant Sciences Ltd.(a)	7,445	88,819
Sarepta Therapeutics, Inc.(a)	8,032	146,182
Tempus AI, Inc.(a),(b)	1,753	132,983
United Therapeutics Corp.(a)	491	149,637
Viatris, Inc.	24,084	254,086
Viking Therapeutics, Inc.(a),(b)	3,880	104,954
Waters Corp.(a)	2,153	649,775
West Pharmaceutical Services, Inc.	1,795	443,275
		28,810,771
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Cl. A(a)	9,654	1,565,107
CoStar Group, Inc.(a)	64,598	5,780,875
Zillow Group, Inc., Cl. C(a)	2,510	211,618
		7,557,600
Semiconductors & Semiconductor Equipment — 1.9%
Astera Labs, Inc.(a)	3,190	581,218
Cirrus Logic, Inc.(a)	412	47,046
Entegris, Inc.	1,714	143,530
First Solar, Inc.(a)	3,091	603,332
MACOM Technology Solutions Holdings, Inc.(a)	1,171	150,064
Microchip Technology, Inc.	31,250	2,031,250
Monolithic Power Systems, Inc.	3,501	2,925,996
ON Semiconductor Corp.(a)	8,470	420,027
Onto Innovation, Inc.(a)	11,234	1,190,804
Qorvo, Inc.(a)	2,967	269,107
Rambus, Inc.(a)	49,524	3,653,386
Skyworks Solutions, Inc.	9,276	695,143
Teradyne, Inc.	1,399	165,418
Universal Display Corp.	1,141	158,131
		13,034,452
Software & Services — 6.4%
Akamai Technologies, Inc.(a)	1,778	140,693
AppLovin Corp., Cl. A(a)	410	196,222
Aurora Innovation, Inc.(a),(b)	18,620	104,831
Bentley Systems, Inc., Cl. B	39,900	2,220,435
BILL Holdings, Inc.(a)	2,350	109,087
BlackLine, Inc.(a)	5,836	317,303
Cadence Design Systems, Inc.(a)	9,843	3,449,282
Check Point Software Technologies Ltd.(a)	8,770	1,693,838
Cloudflare, Inc., Cl. A(a)	7,080	1,477,667
Cognizant Technology Solutions Corp., Cl. A	18,685	1,349,991
Confluent, Inc., Cl. A(a)	7,945	157,788
Datadog, Inc., Cl. A(a)	15,350	2,098,038
DocuSign, Inc.(a)	2,850	218,481
Dolby Laboratories, Inc., Cl. A	24,456	1,753,006
Dynatrace, Inc.(a)	10,100	511,060
Elastic NV(a)	2,375	202,017
EPAM Systems, Inc.(a)	7,322	1,291,308
Fair Isaac Corp.(a)	686	1,043,845

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Software & Services — 6.4% (continued)
Gartner, Inc.(a)	10,518	2,642,016
Gen Digital, Inc.	25,839	780,338
Gitlab, Inc., Cl. A(a),(b)	5,635	270,593
Guidewire Software, Inc.(a)	3,001	651,277
HubSpot, Inc.(a)	5,618	2,714,449
InterDigital, Inc.	2,612	709,706
Intuit, Inc.	3,069	2,047,023
Kyndryl Holdings, Inc.(a)	12,115	385,136
Manhattan Associates, Inc.(a)	1,137	244,955
Monday.com Ltd.(a)	11,266	2,174,338
MongoDB, Inc.(a)	1,631	514,760
Nutanix, Inc., Cl. A(a)	7,170	481,896
Okta, Inc.(a)	4,402	408,373
Palantir Technologies, Inc., Cl. A(a)	1,880	294,615
PTC, Inc.(a)	744	158,844
RingCentral, Inc., Cl. A(a)	160	4,882
Roper Technologies, Inc.	6,984	3,675,749
Rubrik, Inc., Cl. A(a)	890	79,566
SentinelOne, Inc., Cl. A(a)	12,010	226,509
Twilio, Inc., Cl. A(a)	5,240	553,396
Tyler Technologies, Inc.(a)	6,096	3,431,316
UiPath, Inc., Cl. A(a)	15,100	167,912
Unity Software, Inc.(a)	6,765	266,609
VeriSign, Inc.	3,134	856,742
Zoom Communications, Inc.(a)	2,835	230,826
Zscaler, Inc.(a)	3,571	989,346
		43,296,064
Technology Hardware & Equipment — 4.9%
Amphenol Corp., Cl. A	71,451	7,778,156
Arrow Electronics, Inc.(a)	4,216	532,607
CDW Corp.	10,017	1,650,401
Ciena Corp.(a)	1,650	155,050
Cognex Corp.	54,665	2,401,980
Coherent Corp.(a)	3,340	302,170
Corning, Inc.	7,660	513,450
Dell Technologies, Inc., Cl. C	4,013	490,188
F5, Inc.(a)	2,286	715,838
Flex Ltd.(a)	13,616	730,090
Hewlett Packard Enterprise Co.	24,345	549,467
HP, Inc.	2,030	57,936
Jabil, Inc.	7,606	1,557,937
Keysight Technologies, Inc.(a)	32,532	5,316,705
NetApp, Inc.	17,465	1,969,877
Pure Storage, Inc., Cl. A(a)	11,715	909,201
Ralliant Corp.(a)	1,670	69,823
Sandisk Corp.(a)	2,566	134,638
Seagate Technology Holdings PLC	4,173	698,560
Super Micro Computer, Inc.(a)	11,316	470,067
TD Synnex Corp.	705	104,389
TE Connectivity PLC	3,894	804,111

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Technology Hardware & Equipment — 4.9% (continued)
Trimble, Inc.(a)	19,549	1,579,950
Ubiquiti, Inc.	168	88,726
Western Digital Corp.	4,980	400,093
Zebra Technologies Corp., Cl. A(a)	10,230	3,243,831
		33,225,241
Telecommunication Services — .0%
AST SpaceMobile, Inc.(a),(b)	4,565	223,411
GCI Liberty, Inc. (Escrow Share)(a)	9,830	8,847
		232,258
Transportation — 1.7%
Alaska Air Group, Inc.(a),(b)	4,695	294,752
American Airlines Group, Inc.(a)	18,735	250,487
Avis Budget Group, Inc.(a),(b)	305	48,260
Delta Air Lines, Inc.	10,790	666,606
Expeditors International of Washington, Inc.	14,092	1,698,650
J.B. Hunt Transport Services, Inc.	3,988	578,220
Knight-Swift Transportation Holdings, Inc.	48,859	2,144,910
Landstar System, Inc.	7,358	973,684
Lyft, Inc., Cl. A(a)	2,155	34,954
Old Dominion Freight Line, Inc.	15,484	2,337,619
Ryder System, Inc.	5,132	962,353
United Airlines Holdings, Inc.(a)	12,040	1,264,200
XPO, Inc.(a)	735	95,330
		11,350,025
Utilities — 3.8%
Ameren Corp.	8,395	837,653
American Water Works Co., Inc.	10,270	1,473,848
Brookfield Renewable Corp.	4,750	160,075
CenterPoint Energy, Inc.	20,585	776,260
CMS Energy Corp.	14,135	1,011,642
Constellation Energy Corp.	4,819	1,484,156
Dominion Energy, Inc.	36,685	2,197,431
DTE Energy Co.	13,428	1,834,936
Edison International	9,030	506,854
Entergy Corp.	21,784	1,918,952
Eversource Energy	14,845	951,119
Exelon Corp.	57,860	2,527,325
FirstEnergy Corp.	12,192	531,815
MDU Resources Group, Inc.	8,735	142,293
NiSource, Inc.	27,275	1,152,914
NRG Energy, Inc.	8,789	1,279,327
OGE Energy Corp.	17,688	789,946
Pinnacle West Capital Corp.	7,635	682,264
Public Service Enterprise Group, Inc.	5,000	411,650
The AES Corp.	20,880	282,715
UGI Corp.	4,740	164,194
Vistra Corp.	9,278	1,754,563

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Mid Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.9% (continued)
Utilities — 3.8% (continued)
WEC Energy Group, Inc.	10,185	1,084,804
Xcel Energy, Inc.	26,435	1,913,630
		25,870,366
Total Common Stocks (cost $298,395,184)		649,078,463

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(d) (cost $0)	40,585	49,108

	Shares
Exchange-Traded Funds — .7%
Registered Investment Companies — .7%
iShares Russell Mid-Cap Growth ETF	11,223	1,603,879
SPDR S&P MidCap 400 ETF Trust	4,909	2,921,640
Total Exchange-Traded Funds (cost $4,110,869)		4,525,519

	1-Day Yield (%)
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $23,376,103)	4.41	23,376,103	23,376,103
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $1,057,481)	4.41	1,057,481	1,057,481
Total Investments (cost $326,939,637)		100.2%	678,086,674
Liabilities, Less Cash and Receivables		(.2%)	(1,323,205)
Net Assets		100.0%	676,763,469

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depository Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $7,477,669 and the value of the collateral was
$7,663,121, consisting of cash collateral of $1,057,481 and U.S. Government & Agency securities valued at $6,605,640.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $49,108 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Mid Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.4%	34,883,057	396,294,028	(407,800,982)	23,376,103	845,834
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	17,501,861	168,193,688	(184,638,068)	1,057,481	60,710 ††
Total - 3.6%	52,384,918	564,487,716	(592,439,050)	24,433,584	906,544

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Small Cap Multi-Strategy Fund
Description	Shares	Value ($)
Common Stocks — 97.5%
Automobiles & Components — 2.7%
Modine Manufacturing Co.(a)	16,643	2,265,611
Visteon Corp.	25,257	3,130,858
		5,396,469
Banks — 11.4%
Banc of California, Inc.	89,990	1,522,631
BankUnited, Inc.	35,141	1,377,176
Columbia Banking System, Inc.	57,479	1,538,713
First Busey Corp.	69,301	1,711,735
First Horizon Corp.	111,265	2,514,589
First Merchants Corp.	29,709	1,233,518
Metropolitan Bank Holding Corp.	8,451	670,925
Old National Bancorp	73,890	1,691,342
Origin Bancorp, Inc.	18,307	711,959
Seacoast Banking Corp. of Florida	37,126	1,154,990
Simmons First National Corp., Cl. A	51,542	1,071,043
SouthState Corp.	13,301	1,357,500
Stellar Bancorp, Inc.	24,082	744,615
Synovus Financial Corp.	4,124	212,839
Texas Capital Bancshares, Inc.(a)	44,880	3,885,261
UMB Financial Corp.	4,071	496,255
United Community Banks, Inc.	20,222	675,415
		22,570,506
Capital Goods — 16.2%
AeroVironment, Inc.(a)	7,088	1,710,689
BWX Technologies, Inc.	6,563	1,063,468
Construction Partners, Inc., Cl. A(a)	29,954	3,591,485
Curtiss-Wright Corp.	5,690	2,720,673
Enerpac Tool Group Corp.	4,711	199,464
EnerSys	1,381	141,760
Enpro, Inc.	4,596	1,005,467
Esab Corp.	18,868	2,176,801
Flowserve Corp.	18,330	983,588
Fluor Corp.(a)	27,064	1,110,165
Gates Industrial Corp. PLC(a)	53,951	1,378,988
Hayward Holdings, Inc.(a)	40,262	647,413
Janus International Group, Inc.(a)	120,648	1,248,707
Karman Holdings, Inc.(a)	51,828	2,768,133
Matrix Service Co.(a)	46,698	706,541
MSC Industrial Direct Co., Inc., Cl. A	7,216	651,100
MYR Group, Inc.(a)	10,159	1,902,476
NPK International, Inc.(a)	54,281	564,522
QXO, Inc.(a),(b)	27,377	551,099
Regal Rexnord Corp.	11,673	1,743,129
SiteOne Landscape Supply, Inc.(a)	11,876	1,701,118
The Middleby Corp.(a)	5,260	719,831

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Capital Goods — 16.2% (continued)
The Timken Company	11,005	849,916
WESCO International, Inc.	9,730	2,139,043
		32,275,576
Commercial & Professional Services — 2.1%
ACV Auctions, Inc., Cl. A(a)	59,676	695,822
BlackSky Technology, Inc.(a)	22,055	387,286
CSG Systems International, Inc.	16,516	1,059,667
KBR, Inc.	16,322	823,608
Korn Ferry	11,631	862,322
The Brink’s Company	2,248	251,866
		4,080,571
Consumer Discretionary Distribution & Retail — 2.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,448	310,504
RH(a)	7,143	1,611,961
Stitch Fix, Inc., Cl. A(a)	116,849	618,131
Warby Parker, Inc., Cl. A(a)	67,393	1,765,697
		4,306,293
Consumer Durables & Apparel — 4.4%
Brunswick Corp.	30,893	1,964,486
Cavco Industries, Inc.(a)	1,735	920,400
Figs, Inc., Cl. A(a)	120,898	852,331
Levi Strauss & Co., Cl. A	39,153	875,853
Malibu Boats, Inc., Cl. A(a)	31,336	1,040,355
Meritage Homes Corp.	12,185	946,653
Steven Madden Ltd.(b)	20,531	596,220
The Lovesac Company(a)	20,743	396,814
YETI Holdings, Inc.(a)	32,190	1,131,800
		8,724,912
Consumer Services — 5.0%
Dutch Bros, Inc., Cl. A(a)	18,177	1,305,654
First Watch Restaurant Group, Inc.(a),(b)	138,794	2,614,879
Genius Sports Ltd.(a)	103,186	1,319,749
Lindblad Expeditions Holdings, Inc.(a)	122,932	1,792,349
Perdoceo Education Corp.	34,785	1,138,861
Planet Fitness, Inc., Cl. A(a)	17,228	1,805,494
		9,976,986
Consumer Staples Distribution & Retail — .8%
Casey’s General Stores, Inc.	3,209	1,586,915
Energy — 2.9%
Antero Resources Corp.(a)	28,973	924,818
Cactus, Inc., Cl. A	9,001	377,592
Centrus Energy Corp., Cl. A(a),(b)	3,057	616,689
CNX Resources Corp.(a),(b)	5,817	169,856
Crescent Energy Co., Cl. A	155,209	1,480,694
Liberty Energy, Inc.	65,018	731,453
PBF Energy, Inc., Cl. A	29,812	814,464
Viper Energy, Inc., Cl. A	18,508	737,451
		5,853,017
Equity Real Estate Investment Trusts — 4.2%
Americold Realty Trust, Inc.(c)	56,271	812,553

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Equity Real Estate Investment Trusts — 4.2% (continued)
CareTrust REIT, Inc.(c)	19,238	661,980
COPT Defense Properties(c)	26,476	761,979
Douglas Emmett, Inc.(c)	42,373	686,866
EPR Properties(c)	12,634	685,395
Healthpeak Properties, Inc.(c)	48,698	873,642
NETSTREIT Corp.(b),(c)	30,644	560,479
PotlatchDeltic Corp.(c)	21,745	913,942
Ryman Hospitality Properties, Inc.(c)	8,253	815,314
STAG Industrial, Inc.(c)	14,052	517,816
Terreno Realty Corp.(c)	9,841	568,515
Urban Edge Properties(c)	21,703	449,035
		8,307,516
Financial Services — 6.5%
Euronet Worldwide, Inc.(a)	8,922	831,441
HA Sustainable Infrastructure Capital, Inc.	19,469	549,805
Houlihan Lokey, Inc.	9,038	1,800,822
Marex Group PLC	20,029	708,225
Moelis & Co., Cl. A	40,928	2,951,318
PennyMac Financial Services, Inc.	10,462	1,151,866
PJT Partners, Inc., Cl. A	1,376	246,304
SLM Corp.	47,717	1,492,588
StepStone Group, Inc., Cl. A	13,366	829,494
Voya Financial, Inc.	15,753	1,182,893
WisdomTree, Inc.(b)	83,166	1,131,889
		12,876,645
Food, Beverage & Tobacco — 1.4%
Freshpet, Inc.(a)	23,887	1,333,373
J & J Snack Foods Corp.	5,465	609,730
Nomad Foods Ltd.	48,017	746,184
		2,689,287
Health Care Equipment & Services — 5.0%
Acadia Healthcare Co., Inc.(a)	26,141	600,197
Addus HomeCare Corp.(a)	4,462	513,889
Certara, Inc.(a)	50,643	548,970
Encompass Health Corp.	7,934	966,044
Envista Holdings Corp.(a)	37,609	796,559
Evolent Health, Inc., Cl. A(a)	113,596	1,096,201
GeneDx Holdings Corp.(a)	6,003	777,328
Globus Medical, Inc., Cl. A(a)	16,019	981,484
Guardant Health, Inc.(a)	18,238	1,229,606
Privia Health Group, Inc.(a)	70,519	1,624,758
The Ensign Group, Inc.	4,836	830,728
		9,965,764
Household & Personal Products — .1%
Spectrum Brands Holdings, Inc.	2,734	155,811
Insurance — 1.4%
Palomar Holdings, Inc.(a)	10,760	1,323,695
The Baldwin Insurance Group, Inc.(a),(b)	47,021	1,489,155
		2,812,850

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Materials — 3.5%
Alamos Gold, Inc., Cl. A	52,964	1,612,754
Alcoa Corp.	26,381	849,204
Eagle Materials, Inc.	10,864	2,508,497
Knife River Corp.(a)	14,926	1,209,006
Methanex Corp.	23,125	821,169
		7,000,630
Media & Entertainment — 2.2%
IMAX Corp.(a)	26,311	751,442
John Wiley & Sons, Inc., Cl. A	29,026	1,177,875
Lionsgate Studios Corp.(a)	91,651	589,316
Magnite, Inc.(a)	58,421	1,516,025
Starz Entertainment Corp.(a)	29,729	379,639
		4,414,297
Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
Alkermes PLC(a)	31,591	915,191
Ascendis Pharma A/S, ADR(a)	4,848	941,821
Bio-Techne Corp.	38,691	2,113,689
Bridgebio Pharma, Inc.(a)	16,874	873,398
Crinetics Pharmaceuticals, Inc.(a)	10,925	338,566
Denali Therapeutics, Inc.(a)	18,591	283,885
Elanco Animal Health, Inc.(a)	49,212	903,040
Insmed, Inc.(a)	20,753	2,824,483
KalVista Pharmaceuticals, Inc.(a)	41,593	559,842
Madrigal Pharmaceuticals, Inc.(a)	1,292	565,702
Merus NV(a)	7,898	520,004
Mirum Pharmaceuticals, Inc.(a)	24,525	1,811,662
Natera, Inc.(a)	4,754	799,861
NewAmsterdam Pharma Co. NV(a),(b)	20,767	499,446
Repligen Corp.(a)	15,136	1,851,436
Soleno Therapeutics, Inc.(a)	25,116	1,699,600
Twist Bioscience Corp.(a),(b)	18,925	510,407
Ultragenyx Pharmaceutical, Inc.(a)	6,526	195,519
uniQure NV(a)	26,502	432,778
Xenon Pharmaceuticals, Inc.(a)	12,614	488,288
		19,128,618
Real Estate Management & Development — .7%
Newmark Group, Inc., Cl. A	72,041	1,311,867
Semiconductors & Semiconductor Equipment — 3.2%
Cohu, Inc.(a)	43,897	873,550
Ichor Holdings Ltd.(a)	29,201	492,037
Rambus, Inc.(a)	41,630	3,071,045
SiTime Corp.(a)	992	239,737
Synaptics, Inc.(a)	12,914	902,172
Ultra Clean Holdings, Inc.(a)	34,101	819,106
		6,397,647
Software & Services — 3.5%
Blackbaud, Inc.(a)	9,743	649,955
Cellebrite DI Ltd.(a)	59,429	974,636
Dolby Laboratories, Inc., Cl. A	16,296	1,168,097
Elastic NV(a)	4,487	381,664

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Small Cap Multi-Strategy Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.5% (continued)
Software & Services — 3.5% (continued)
JFrog Ltd.(a)	22,271	1,099,519
Klaviyo, Inc., Cl. A(a)	27,915	905,563
Life360, Inc.(a),(b)	10,130	916,208
Monday.com Ltd.(a)	4,917	948,981
		7,044,623
Technology Hardware & Equipment — 4.6%
Belden, Inc.	22,407	2,917,391
Cognex Corp.	41,006	1,801,804
Lumentum Holdings, Inc.(a),(b)	14,908	1,979,931
nLight, Inc.(a)	19,341	557,021
Viavi Solutions, Inc.(a)	98,931	1,115,942
Zebra Technologies Corp., Cl. A(a)	2,449	776,553
		9,148,642
Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc.	29,986	1,316,385
SkyWest, Inc.(a)	3,168	384,595
Strata Critical Medical, Inc.(a)	87,993	384,530
Sun Country Airlines Holdings, Inc.(a)	92,903	1,230,965
		3,316,475
Utilities — 2.2%
Chesapeake Utilities Corp.	6,299	778,430
Clearway Energy, Inc., Cl. C(b)	10,010	298,398
ONE Gas, Inc.	14,371	1,099,381
Southwest Gas Holdings, Inc.	11,386	909,514
TXNM Energy, Inc.	23,845	1,350,581
		4,436,304
Total Common Stocks (cost $147,584,862)		193,778,221

	1-Day Yield (%)
Investment Companies — 2.7%
Registered Investment Companies — 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,395,401)	4.41	5,395,401	5,395,401
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $558,912)	4.41	558,912	558,912
Total Investments (cost $153,539,175)		100.5%	199,732,534
Liabilities, Less Cash and Receivables		(.5%)	(970,529)
Net Assets		100.0%	198,762,005

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $9,450,246 and the value of the collateral was
$9,749,919, consisting of cash collateral of $558,912 and U.S. Government & Agency securities valued at $9,191,007.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Small Cap Multi-Strategy Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.7%	3,221,334	117,328,591	(115,154,524)	5,395,401	237,965
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	3,689,462	56,135,069	(59,265,619)	558,912	60,530 ††
Total - 3.0%	6,910,796	173,463,660	(174,420,143)	5,954,313	298,495

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon International Fund
Description	Shares	Value ($)
Common Stocks — 95.5%
Australia — 2.0%
ASX Ltd.	113,618	4,649,938
Austria — 1.1%
OMV AG	47,078	2,591,485
Bermuda — 1.1%
Hiscox Ltd.(a)	146,160	2,579,454
France — 20.3%
Arkema SA	23,326	1,652,187
BNP Paribas SA	81,003	7,275,031
Cie de Saint-Gobain SA(a)	32,971	3,559,621
Cie Generale des Etablissements Michelin SCA	117,864	4,262,973
Klepierre SA	151,360	5,903,202
Orange SA	474,135	7,720,962
Publicis Groupe SA	39,198	3,612,283
Sanofi SA	36,155	3,592,255
SCOR SE	69,524	2,276,599
SPIE SA	57,762	3,198,061
Vinci SA	25,547	3,465,343
		46,518,517
Germany — 8.0%
Daimler Truck Holding AG	25,093	1,181,732
Deutsche Lufthansa AG	420,805	3,926,000
Deutsche Post AG	59,239	2,697,177
E.ON SE	123,322	2,198,980
Fresenius SE & Co. KGaA	62,225	3,377,888
Heidelberg Materials AG	1,622	384,467
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,993	4,460,873
		18,227,117
Hong Kong — .9%
Sun Hung Kai Properties Ltd.	167,000	1,960,614
Italy — 4.0%
Enel SpA	709,099	6,539,780
Eni SpA(a)	142,348	2,542,196
		9,081,976
Japan — 23.5%
East Japan Railway Co.	185,800	4,570,746
Ebara Corp.	204,800	4,212,582
FUJIFILM Holdings Corp.	133,000	3,147,462
Hitachi Ltd.	98,100	2,642,935
ITOCHU Corp.	56,300	3,190,294
Komatsu Ltd.	156,100	5,262,267
Kurita Water Industries Ltd.	59,000	2,010,353
Mitsubishi Electric Corp.	237,800	5,728,765
Mizuho Financial Group, Inc.	294,900	9,647,705
Pan Pacific International Holdings Corp.	121,200	4,378,763

BNY Mellon International Fund (continued)
Description	Shares	Value ($)
Common Stocks — 95.5% (continued)
Japan — 23.5% (continued)
Santen Pharmaceutical Co. Ltd.	384,200	4,088,130
Sumitomo Mitsui Financial Group, Inc.	179,600	4,862,953
		53,742,955
Netherlands — 3.0%
ING Groep NV	161,891	3,853,594
Signify NV(b)	111,567	2,939,016
		6,792,610
Singapore — 1.5%
Singapore Exchange Ltd.	269,500	3,481,043
Spain — 2.6%
Repsol SA	192,712	3,160,635
Unicaja Banco SA(b)	1,000,288	2,771,567
		5,932,202
Switzerland — 2.6%
Glencore PLC	1,008,620	3,986,048
Sonova Holding AG	6,361	1,854,445
		5,840,493
United Kingdom — 24.9%
BAE Systems PLC	121,444	2,886,357
Balfour Beatty PLC	792,717	6,362,504
Barclays PLC	1,497,296	7,288,757
Bellway PLC	71,031	2,238,693
BP PLC	738,426	4,333,618
GSK PLC	404,598	7,977,775
HSBC Holdings PLC	186,850	2,394,472
Informa PLC	405,709	4,780,907
Johnson Matthey PLC	119,771	3,095,279
Land Securities Group PLC	570,622	4,270,800
Shell PLC	231,432	8,512,596
Tate & Lyle PLC	395,277	2,838,900
		56,980,658
Total Common Stocks (cost $184,913,113)		218,379,062

Preferred Dividend Rate (%)
Preferred Stocks — 1.8%
Germany — 1.8%
Volkswagen AG (cost $7,284,541)	6.36	35,083	4,085,810

Exchange-Traded Funds — 0.8%
United States — 0.8%
iShares MSCI EAFE ETF (cost $1,670,367)	19,091	1,746,445

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $387,336)	4.41	387,336	387,336
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,742,249)	4.41	1,742,249	1,742,249
Total Investments (cost $195,997,606)		99.0%	226,340,902
Cash and Receivables (Net)		1.0%	2,322,284
Net Assets		100.0%	228,663,186

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $1,652,329 and the value of the collateral was
$1,742,249, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $5,710,583 or 2.5% of net assets.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	1,344,774	41,413,833	(42,371,271)	387,336	29,162
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	4,217,713	54,728,314	(57,203,778)	1,742,249	5,267 ††
Total - .9%	5,562,487	96,142,147	(99,575,049)	2,129,585	34,429

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Emerging Markets Fund
Description	Shares	Value ($)
Common Stocks — 97.9%
Australia — .5%
BHP Group Ltd.	30,746	856,972
Brazil — 5.1%
Banco Bradesco SA, ADR	867,698	2,698,541
Lojas Renner SA	581,771	1,743,645
Raia Drogasil SA	674,392	2,206,574
TOTVS SA	260,075	2,070,776
		8,719,536
Chile — 1.3%
Antofagasta PLC	74,801	2,167,505
China — 21.8%
Anker Innovations Technology Co. Ltd., Cl. A	49,900	975,747
ANTA Sports Products Ltd.	130,000	1,594,013
Atour Lifestyle Holdings Ltd., ADR	36,633	1,425,756
China Merchants Bank Co. Ltd., Cl. H	335,000	2,060,697
Contemporary Amperex Technology Co. Ltd., Cl. A	79,300	3,395,905
JD.com, Inc., Cl. A	214,550	3,302,536
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	116,200	1,456,746
Midea Group Co. Ltd., Cl. A	318,500	3,288,895
NetEase, Inc.	64,600	1,766,278
SF Holding Co. Ltd., Cl. A	123,000	767,947
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	63,900	2,173,141
Tencent Holdings Ltd.	165,900	12,828,828
Wuxi Biologics Cayman, Inc.(a),(b)	441,000	1,861,507
		36,897,996
France — 1.8%
TotalEnergies SE	48,552	3,047,079
Greece — .6%
Eurobank Ergasias Services and Holdings SA	301,609	1,099,430
Hong Kong — 8.0%
AIA Group Ltd.	519,800	4,918,874
Alibaba Group Holding Ltd.	101,500	1,698,534
Hong Kong Exchanges & Clearing Ltd.	64,900	3,805,789
Pacific Basin Shipping Ltd.	3,557,000	998,240
SITC International Holdings Co. Ltd.	614,000	2,166,465
		13,587,902
India — 15.3%
Eternal Ltd.(b)	887,723	3,157,311
HDFC Bank Ltd.	236,082	2,544,174
Infosys Ltd.	72,635	1,217,311
KEI Industries Ltd.	42,210	1,822,462
Kotak Mahindra Bank Ltd.	48,972	1,087,852
Mahindra & Mahindra Ltd.	61,112	2,215,241
MakeMyTrip Ltd.(b)	23,739	2,344,226
Marico Ltd.	260,221	2,140,270
Reliance Industries Ltd.	176,480	2,713,716
Supreme Industries Ltd.	25,930	1,313,683

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
India — 15.3% (continued)
Tata Consultancy Services Ltd.	46,456	1,623,744
Titan Co. Ltd.	51,492	2,117,578
Tube Investments of India Ltd.	48,671	1,633,184
		25,930,752
Indonesia — 1.7%
Bank Central Asia Tbk PT	4,470,100	2,187,999
Bank Rakyat Indonesia Persero Tbk PT	3,130,400	767,806
		2,955,805
Ireland — 1.5%
PDD Holdings, Inc., ADR(b)	21,810	2,621,998
Mexico — 1.9%
Fomento Economico Mexicano SAB de CV	103,492	897,713
Grupo Financiero Banorte SAB de CV, Cl. O	105,698	962,775
Qualitas Controladora SAB de CV	150,966	1,360,550
		3,221,038
Peru — 1.4%
Credicorp Ltd.	8,972	2,307,598
Philippines — .4%
Ayala Corp.	79,340	754,794
Russia — .0%
LUKOIL PJSC, ADR(b),(c)	85,809	0
Sberbank of Russia PJSC, ADR(b),(c)	884,047	0
X5 Retail Group NV, GDR(b),(c)	198,889	0
		0
Singapore — 2.2%
Grab Holdings Ltd., Cl. A(b)	309,998	1,546,890
Trip.com Group Ltd.	28,950	2,144,859
		3,691,749
South Africa — 2.0%
Bidvest Group Ltd.	91,147	1,227,295
Shoprite Holdings Ltd.	141,061	2,106,276
		3,333,571
South Korea — 9.9%
HD Hyundai Marine Solution Co. Ltd.	18,657	2,856,015
Hugel, Inc.(b)	4,655	1,055,335
KT Corp.	54,991	2,139,106
LG Energy Solution Ltd.(b)	5,203	1,315,460
Samsung Electronics Co. Ltd.	107,750	5,391,369
SK Hynix, Inc.	21,117	4,042,666
		16,799,951
Sweden — .8%
Epiroc AB, Cl. A	60,725	1,269,438
Taiwan — 17.8%
Advantech Co. Ltd.	207,000	2,320,934
Airtac International Group	32,527	832,828
Chroma ATE, Inc.	96,000	1,814,952
Delta Electronics, Inc.	131,000	3,023,890
MediaTek, Inc.	19,000	848,347
Sinbon Electronics Co. Ltd.	221,000	1,678,307
Taiwan Semiconductor Manufacturing Co. Ltd.	401,000	15,097,131

BNY Mellon Emerging Markets Fund (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Taiwan — 17.8% (continued)
Uni-President Enterprises Corp.	1,590,000	4,023,825
Voltronic Power Technology Corp.	19,000	611,716
		30,251,930
Turkey — .7%
BIM Birlesik Magazalar AS(d)	92,803	1,196,435
United States — .9%
Schlumberger NV	39,947	1,471,648
Uruguay — 2.3%
MercadoLibre, Inc.(b)	1,542	3,813,227
Total Common Stocks (cost $139,197,622)		165,996,354

	1-Day Yield (%)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,722,929)	4.41	2,722,929	2,722,929
Investment of Cash Collateral for Securities Loaned — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $712,515)	4.41	712,515	712,515
Total Investments (cost $142,633,066)		99.9%	169,431,798
Cash and Receivables (Net)		.1%	142,670
Net Assets		100.0%	169,574,468

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $1,861,507 or 1.1% of net assets.

(b)	Non-income producing security.
(c)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $0 or .0% of net assets.
(d)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $0 and the value of the collateral was $712,515, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	2,501,925	72,353,992	(72,132,988)	2,722,929	112,323

SCHEDULES OF INVESTMENTS (continued)
BNY Mellon Emerging Markets Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	-	14,620,798	(13,908,283)	712,515	3,888 ††
Total - 2.0%	2,501,925	86,974,790	(86,041,271)	3,435,444	116,211

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Asset Allocation Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.6%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	150,000	143,282
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	175,000	191,760
				335,042
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	192,315	188,846
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	275,000	244,631
Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a)	6.13	4/27/2027	295,000	298,480
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	275,000	314,135
Citigroup, Inc., Sub. Notes(b)	6.17	5/25/2034	330,000	347,780
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	275,000	287,296
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	225,000	233,487
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	325,000	333,077
HSBC Holdings PLC, Sr. Unscd. Notes(b)	6.25	3/9/2034	315,000	340,280
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a)	6.50	4/1/2030	190,000	195,619
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	300,000	310,301
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	210,000	214,671
Nordea Bank Abp, Jr. Sub. Notes(a),(c)	6.63	3/26/2026	255,000	257,105
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	250,000	281,749
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	300,000	323,016
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	295,000	328,031
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	335,000	346,156
				4,411,183
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	240,000	219,285
Diversified Financials — .5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	230,467
Aircastle Ltd., Gtd. Notes(c)	2.85	1/26/2028	300,000	288,857
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	6.70	7/29/2031	200,000	211,766
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	195,726
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	2.85	2/9/2026	200,000	197,231
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	222,133
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	260,000	183,110
CDP Financial, Inc., Gtd. Notes(c)	4.88	6/5/2029	150,000	155,728
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	200,000	180,234
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	150,000	153,972
				2,019,224
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	205,000	197,031
Energy — .2%
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	185,308
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	135,000	137,155
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	129,672

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.6% (continued)
Energy — .2% (continued)
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	172,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	185,206
				809,372
Food Products — .0%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	220,000	192,008
Foreign Governmental — .1%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	99,223
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	200,000	174,078
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	159,116
				432,417
Health Care — .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	205,000	197,590
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	175,000	173,086
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	79,434
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	270,000	248,579
HCA, Inc., Gtd. Notes	5.75	3/1/2035	200,000	205,832
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	245,000	249,829
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	225,000	229,675
				1,384,025
Information Technology — .1%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	270,000	243,628
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	215,000	219,437
				463,065
Insurance — .1%
MetLife, Inc., Jr. Sub. Notes, Ser. G(a)	3.85	9/15/2025	100,000	99,811
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	225,645
				325,456
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	245,000	231,589
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	285,000	237,634
				469,223
Media — .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	125,000	128,484
Metals & Mining — .1%
Glencore Funding LLC, Gtd. Notes(c)	2.63	9/23/2031	160,000	142,847
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	200,000	183,080
				325,927
Retailing — .0%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	210,000	180,510
Semiconductors & Semiconductor Equipment — .2%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	175,000	158,282
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	225,000	187,941
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	225,000	231,213
Intel Corp., Sr. Unscd. Notes(b)	5.60	2/21/2054	215,000	195,680
				773,116
Technology Hardware & Equipment — .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	245,000	182,538
Telecommunication Services — .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	350,000	288,421

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.6% (continued)
Telecommunication Services — .2% (continued)
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	165,000	169,546
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	385,000	281,525
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	400,000	239,214
				978,706
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	184,425
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	205,060	174,294
U.S. Government Agencies Mortgage-Backed — 2.8%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052(d)			471,752	377,986
2.50%, 10/1/2051-12/1/2051(d)			579,173	486,626
3.00%, 6/1/2052(d)			219,497	190,712
3.50%, 7/1/2047-11/1/2047(d)			652,704	600,701
4.00%, 6/1/2053(d)			345,012	325,097
5.00%, 11/1/2052-12/1/2054(d)			1,051,130	1,044,851
5.50%, 4/1/2054-2/1/2055(d)			1,410,434	1,425,918
6.00%, 4/1/2055(d)			278,753	284,966
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)			1,336,324	1,072,324
2.50%, 6/1/2051-3/1/2052(d)			1,429,184	1,189,904
3.00%, 6/1/2052-7/1/2052(d)			999,722	867,960
3.50%, 3/1/2048-9/1/2052(d)			558,062	509,786
4.00%, 4/1/2052-9/1/2052(d)			411,126	384,460
4.50%, 10/1/2052(d)			214,440	207,570
5.00%, 1/1/2055(d)			231,223	229,738
5.50%, 7/1/2055(d)			254,682	257,993
6.00%, 9/1/2054-11/1/2054(d)			528,958	541,612
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			716,578	578,522
2.50%, 5/20/2051			360,480	301,588
3.00%, 6/20/2050			83,211	72,368
3.50%, 1/20/2052-9/20/2053			414,518	382,292
4.00%, 2/20/2051-5/20/2051			221,806	204,549
4.50%, 7/20/2052			264,352	256,768
6.50%, 7/20/2055			304,184	313,541
7.00%, 6/20/2055			253,863	263,105
7.50%, 7/20/2054			123,201	128,067
				12,499,004
U.S. Treasury Securities — 4.6%
U.S. Treasury Bonds	3.63	2/15/2053	425,000	340,274
U.S. Treasury Bonds	3.63	5/15/2053	600,000	479,895
U.S. Treasury Bonds	3.88	2/15/2043	690,000	613,318
U.S. Treasury Bonds	4.00	11/15/2052	500,000	429,238
U.S. Treasury Bonds	4.13	8/15/2053	310,000	271,601
U.S. Treasury Bonds	4.25	8/15/2054	225,000	201,357
U.S. Treasury Bonds(b)	4.75	2/15/2045	720,000	709,537
U.S. Treasury Bonds	4.75	11/15/2053	310,000	301,445
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	227,006	225,512

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.6% (continued)
U.S. Treasury Securities — 4.6% (continued)
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	353,074	350,057
U.S. Treasury Notes	2.38	5/15/2027	830,000	812,476
U.S. Treasury Notes	2.88	4/30/2029	465,000	453,311
U.S. Treasury Notes(b)	3.25	6/30/2027	95,000	94,347
U.S. Treasury Notes	3.25	6/30/2029	855,000	843,594
U.S. Treasury Notes(b)	3.38	9/15/2027	225,000	223,976
U.S. Treasury Notes	3.50	1/31/2028	345,000	344,252
U.S. Treasury Notes	3.63	3/31/2030	690,000	688,571
U.S. Treasury Notes	3.75	5/15/2028	995,000	999,159
U.S. Treasury Notes	3.88	12/31/2027	555,000	558,415
U.S. Treasury Notes	3.88	4/30/2030	230,000	231,986
U.S. Treasury Notes	3.88	6/30/2030	155,000	156,290
U.S. Treasury Notes	3.88	8/15/2034	675,000	661,856
U.S. Treasury Notes(b)	4.00	2/28/2030	15,000	15,213
U.S. Treasury Notes	4.00	7/31/2030	515,000	521,840
U.S. Treasury Notes	4.00	4/30/2032	515,000	518,078
U.S. Treasury Notes	4.13	11/30/2029	475,000	483,776
U.S. Treasury Notes	4.13	8/31/2030	975,000	993,434
U.S. Treasury Notes	4.13	7/31/2031	1,065,000	1,082,660
U.S. Treasury Notes	4.13	10/31/2031	190,000	192,939
U.S. Treasury Notes	4.13	2/29/2032	305,000	309,283
U.S. Treasury Notes	4.13	5/31/2032	160,000	162,044
U.S. Treasury Notes(b)	4.25	1/15/2028	45,000	45,657
U.S. Treasury Notes	4.25	2/15/2028	475,000	482,246
U.S. Treasury Notes	4.25	2/28/2029	595,000	607,539
U.S. Treasury Notes	4.25	1/31/2030	140,000	143,320
U.S. Treasury Notes	4.25	11/15/2034	300,000	302,033
U.S. Treasury Notes(b)	4.25	5/15/2035	575,000	576,932
U.S. Treasury Notes(b)	4.25	8/15/2035	280,000	280,591
U.S. Treasury Notes	4.38	8/31/2028	445,000	454,891
U.S. Treasury Notes	4.38	11/30/2028	455,000	465,780
U.S. Treasury Notes	4.38	12/31/2029	125,000	128,564
U.S. Treasury Notes	4.38	5/15/2034	1,005,000	1,024,845
U.S. Treasury Notes	4.50	4/15/2027	465,000	470,849
U.S. Treasury Notes	4.50	5/31/2029	30,000	30,912
U.S. Treasury Notes	4.50	11/15/2033	240,000	247,538
U.S. Treasury Notes	4.63	5/31/2031	785,000	818,439
U.S. Treasury Notes(b)	4.63	2/15/2035	150,000	155,156
U.S. Treasury Notes	4.88	10/31/2028	135,000	140,123
				20,645,149
Utilities — .0%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	205,000	211,091
Total Bonds and Notes (cost $48,858,316)				47,974,052

Shares
Common Stocks — 44.4%
Advertising — .0%
Omnicom Group, Inc.	1,615	126,503

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Aerospace & Defense — .9%
General Electric Co.	3,973	1,093,370
Howmet Aerospace, Inc.	2,805	488,350
L3Harris Technologies, Inc.	334	92,725
Lockheed Martin Corp.	1,035	471,577
Northrop Grumman Corp.	562	331,602
RTX Corp.	5,027	797,282
The Boeing Company (f)	2,539	595,853
TransDigm Group, Inc.	269	376,299
		4,247,058
Agriculture — .3%
Altria Group, Inc.	4,051	272,268
Archer-Daniels-Midland Co.	1,875	117,450
Philip Morris International, Inc.	6,633	1,108,573
		1,498,291
Airlines — .1%
Delta Air Lines, Inc.	4,300	265,654
Southwest Airlines Co.	1,565	51,488
		317,142
Automobiles & Components — 1.0%
Aptiv PLC (f)	1,010	80,325
Ford Motor Co.	21,775	256,292
General Motors Co.	4,435	259,847
PACCAR, Inc.	3,442	344,131
Tesla, Inc. (f)	10,127	3,381,101
		4,321,696
Banks — 2.2%
Bank of America Corp.	33,858	1,717,955
Citigroup, Inc.	5,676	548,131
Citizens Financial Group, Inc.	3,815	199,448
Fifth Third Bancorp	3,435	157,220
Huntington Bancshares, Inc.	9,280	165,277
JPMorgan Chase & Co.	10,404	3,135,974
KeyCorp	8,355	161,753
M&T Bank Corp.	821	165,563
Morgan Stanley	5,530	832,154
Regions Financial Corp.	10,080	276,091
State Street Corp.	1,985	228,215
The Goldman Sachs Group, Inc.	1,394	1,038,879
The PNC Financial Services Group, Inc.	1,567	325,058
Wells Fargo & Co.	11,599	953,206
		9,904,924
Beverage Products — .5%
Keurig Dr. Pepper, Inc.	1,710	49,744
Molson Coors Beverage Co., Cl. B	1,840	92,901
Monster Beverage Corp. (f)	6,048	377,456
PepsiCo, Inc.	4,035	599,803
The Coca-Cola Company	13,263	915,014
		2,034,918
Building Materials — .3%
Carrier Global Corp.	4,240	276,448
Johnson Controls International PLC	3,182	340,124

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Building Materials — .3% (continued)
Trane Technologies PLC	1,257	522,409
Vulcan Materials Co.	548	159,556
		1,298,537
Chemicals — .5%
Air Products and Chemicals, Inc.	302	88,821
Albemarle Corp.	950	80,674
CF Industries Holdings, Inc.	960	83,165
Dow, Inc.	4,965	122,288
DuPont de Nemours, Inc.	850	65,382
Eastman Chemical Co.	1,785	125,557
Ecolab, Inc.	820	227,173
International Flavors & Fragrances, Inc.	1,957	132,117
Linde PLC	1,835	877,662
LyondellBasell Industries NV, Cl. A	2,530	142,565
The Sherwin-Williams Company	814	297,786
		2,243,190
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	1,844	560,668
Cintas Corp.	1,912	401,577
Equifax, Inc.	612	150,736
MarketAxess Holdings, Inc.	252	46,328
Moody’s Corp.	724	369,066
PayPal Holdings, Inc. (f)	3,305	231,978
Quanta Services, Inc.	1,592	601,712
S&P Global, Inc.	1,736	952,092
United Rentals, Inc.	542	518,336
		3,832,493
Consumer Discretionary — .6%
Carnival Corp. (f)	7,455	237,740
Copart, Inc. (f)	4,406	215,057
D.R. Horton, Inc.	1,885	319,470
Fastenal Co.	6,130	304,416
Hasbro, Inc.	1,520	123,378
Hilton Worldwide Holdings, Inc.	1,179	325,475
Las Vegas Sands Corp.	1,670	96,242
Lennar Corp., Cl. A	1,475	196,381
Live Nation Entertainment, Inc. (f)	1,050	174,814
Marriott International, Inc., Cl. A	1,160	310,718
MGM Resorts International (f)	2,730	108,354
Royal Caribbean Cruises Ltd.	930	337,795
		2,749,840
Consumer Durables & Apparel — .1%
NIKE, Inc., Cl. B	2,880	222,826
Tapestry, Inc.	3,700	376,734
		599,560
Consumer Staples — .5%
Avery Dennison Corp.	438	75,183
Church & Dwight Co., Inc.	1,145	106,668
Colgate-Palmolive Co.	2,609	219,339
Kenvue, Inc.	3,665	75,902

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Consumer Staples — .5% (continued)
Kimberly-Clark Corp.	1,157	149,415
The Clorox Company	477	56,381
The Estee Lauder Companies, Inc., Cl. A	810	74,301
The Procter & Gamble Company	8,699	1,366,091
		2,123,280
Diversified Financials — 1.9%
American Express Co.	3,515	1,164,449
BlackRock, Inc.	555	625,563
Capital One Financial Corp.	2,785	632,808
Cboe Global Markets, Inc.	456	107,593
CME Group, Inc.	1,199	319,545
Coinbase Global, Inc., Cl. A (f)	668	203,433
Franklin Resources, Inc.	6,905	177,182
Intercontinental Exchange, Inc.	2,071	365,739
Invesco Ltd.	7,075	154,872
Mastercard, Inc., Cl. A	2,972	1,769,202
T. Rowe Price Group, Inc.	1,234	132,803
The Charles Schwab Corp.	5,180	496,451
Visa, Inc., Cl. A	6,310	2,219,732
		8,369,372
Electronic Components — .6%
AMETEK, Inc.	1,235	228,228
Amphenol Corp., Cl. A	5,902	642,492
Eaton Corp. PLC	1,626	567,702
Emerson Electric Co.	2,685	354,420
Garmin Ltd.	319	77,141
Honeywell International, Inc.	1,955	429,122
Keysight Technologies, Inc. (f)	945	154,441
TE Connectivity PLC	1,378	284,557
		2,738,103
Energy — 1.4%
APA Corp.	3,640	84,521
Baker Hughes Co.	3,435	155,949
Chevron Corp.	6,349	1,019,649
ConocoPhillips	8,204	811,950
Coterra Energy, Inc.	3,295	80,530
Devon Energy Corp.	3,210	115,881
Diamondback Energy, Inc.	1,550	230,578
Enphase Energy, Inc. (f)	978	36,871
EOG Resources, Inc.	3,688	460,336
EQT Corp.	1,395	72,317
Exxon Mobil Corp.	13,960	1,595,488
First Solar, Inc. (f)	437	85,298
Halliburton Co.	4,010	91,147
Kinder Morgan, Inc.	5,102	137,652
Marathon Petroleum Corp.	1,585	284,840
Occidental Petroleum Corp.	2,815	134,022
ONEOK, Inc.	1,930	147,413
Phillips 66	1,441	192,489
Schlumberger NV	6,165	227,119

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Energy — 1.4% (continued)
The Williams Companies, Inc.	3,810	220,523
Valero Energy Corp.	1,107	168,275
		6,352,848
Environmental Control — .1%
Veralto Corp.	1,088	115,535
Waste Management, Inc.	1,345	304,494
		420,029
Financials — .0%
Blackstone, Inc.	160	27,424
Food Products — .3%
Conagra Brands, Inc.	23,950	458,164
General Mills, Inc.	1,180	58,209
Mondelez International, Inc., Cl. A	5,070	311,501
Sysco Corp.	990	79,665
The Hershey Company	673	123,664
The Kraft Heinz Company	6,430	179,847
The Kroger Company	3,210	217,766
		1,428,816
Forest Products & Paper — .0%
International Paper Co.	2,990	148,543
Health Care — 4.1%
Abbott Laboratories	6,299	835,625
AbbVie, Inc.	6,503	1,368,231
Agilent Technologies, Inc.	2,609	327,847
Amgen, Inc.	2,342	673,817
Baxter International, Inc.	2,845	70,243
Biogen, Inc. (f)	734	97,049
Boston Scientific Corp. (f)	6,465	682,058
Bristol-Myers Squibb Co.	2,060	97,191
Cardinal Health, Inc.	2,520	374,926
Corteva, Inc.	2,493	184,956
CVS Health Corp.	3,820	279,433
Danaher Corp.	3,264	671,796
Edwards Lifesciences Corp. (f)	1,836	149,340
Elevance Health, Inc.	836	266,391
Eli Lilly & Co.	2,966	2,172,832
GE HealthCare Technologies, Inc.	1,615	119,074
Gilead Sciences, Inc.	3,635	410,646
HCA Healthcare, Inc.	1,032	416,887
Humana, Inc.	111	33,706
IDEXX Laboratories, Inc. (f)	587	379,842
Insulet Corp. (f)	755	256,609
Intuitive Surgical, Inc. (f)	1,376	651,254
Johnson & Johnson	10,970	1,943,555
Labcorp Holdings, Inc.	573	159,288
McKesson Corp.	552	379,025
Medtronic PLC	328	30,442
Merck & Co., Inc.	6,730	566,128
Moderna, Inc. (f)	2,110	50,830
Pfizer, Inc.	24,686	611,225

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Health Care — 4.1% (continued)
Quest Diagnostics, Inc.	711	129,146
Regeneron Pharmaceuticals, Inc.	328	190,470
ResMed, Inc.	547	150,157
STERIS PLC	559	136,989
Stryker Corp.	1,438	562,848
The Cigna Group	1,074	323,134
Thermo Fisher Scientific, Inc.	1,811	892,316
UnitedHealth Group, Inc.	3,136	971,752
Vertex Pharmaceuticals, Inc. (f)	1,021	399,231
Viatris, Inc.	2,385	25,162
Waters Corp. (f)	302	91,144
Zoetis, Inc.	2,188	342,203
		18,474,798
Industrial — .8%
Axon Enterprise, Inc. (f)	116	86,686
Caterpillar, Inc.	1,778	745,053
Deere & Co.	1,194	571,496
Dover Corp.	998	178,502
GE Vernova, Inc.	1,269	777,859
Huntington Ingalls Industries, Inc.	137	37,098
Ingersoll Rand, Inc.	2,380	189,044
Otis Worldwide Corp.	714	61,675
Parker-Hannifin Corp.	660	501,171
Rockwell Automation, Inc.	226	77,615
Snap-on, Inc.	691	224,741
Teledyne Technologies, Inc. (f)	187	100,638
Textron, Inc.	1,495	119,839
Westinghouse Air Brake Technologies Corp.	855	165,443
		3,836,860
Information Technology — 4.9%
Adobe, Inc. (f)	1,718	612,811
Autodesk, Inc. (f)	800	251,760
Cadence Design Systems, Inc. (f)	1,956	685,441
Electronic Arts, Inc.	414	71,187
Fidelity National Information Services, Inc.	2,830	197,562
Fiserv, Inc. (f)	2,427	335,363
Intuit, Inc.	1,192	795,064
Microsoft Corp.	27,967	14,170,599
MSCI, Inc.	452	256,609
Oracle Corp.	5,928	1,340,499
Palantir Technologies, Inc., Cl. A (f)	6,840	1,071,896
Paychex, Inc.	1,685	234,982
Paycom Software, Inc.	408	92,677
Roper Technologies, Inc.	283	148,946
Salesforce, Inc.	3,083	790,019
ServiceNow, Inc. (f)	633	580,752
Synopsys, Inc. (f)	446	269,170
Take-Two Interactive Software, Inc. (f)	443	103,339
		22,008,676

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Insurance — 1.6%
Aflac, Inc.	3,275	349,967
American International Group, Inc.	4,315	350,896
Aon PLC, Cl. A	551	202,217
Berkshire Hathaway, Inc., Cl. B (f)	6,394	3,216,054
Chubb Ltd.	1,244	342,187
Cincinnati Financial Corp.	1,075	165,120
Globe Life, Inc.	498	69,695
Marsh & McLennan Cos., Inc.	1,500	308,715
MetLife, Inc.	2,105	171,263
Prudential Financial, Inc.	2,335	256,056
The Allstate Corp.	1,605	326,537
The Progressive Corp.	3,663	904,981
The Travelers Companies, Inc.	1,277	346,718
Willis Towers Watson PLC	631	206,204
		7,216,610
Internet Software & Services — 6.0%
Alphabet, Inc., Cl. A	21,275	4,529,660
Alphabet, Inc., Cl. C	20,043	4,279,782
Amazon.com, Inc. (f)	34,372	7,871,188
Booking Holdings, Inc.	139	778,268
DoorDash, Inc., Cl. A (f)	868	212,877
eBay, Inc.	2,567	232,596
F5, Inc. (f)	460	144,044
Meta Platforms, Inc., Cl. A	8,055	5,950,228
Netflix, Inc. (f)	1,779	2,149,477
Palo Alto Networks, Inc. (f)	2,234	425,622
Uber Technologies, Inc. (f)	6,020	564,375
		27,138,117
Materials — .0%
Amcor PLC	8,195	70,723
Ball Corp.	2,175	114,492
		185,215
Media — .3%
Charter Communications, Inc., Cl. A (f)	398	105,701
Comcast Corp., Cl. A	7,826	265,849
Fox Corp., Cl. A	1,795	107,162
News Corp., Cl. A	6,050	177,930
The Walt Disney Company	3,483	412,318
Warner Bros Discovery, Inc. (f)	8,360	97,310
		1,166,270
Metals & Mining — .1%
Freeport-McMoRan, Inc.	6,340	281,496
Newmont Corp.	4,460	331,824
		613,320
Real Estate — .8%
Alexandria Real Estate Equities, Inc. (g)	760	62,654
American Tower Corp. (g)	1,481	301,902
AvalonBay Communities, Inc. (g)	578	113,201
CBRE Group, Inc., Cl. A (f)	1,730	280,468
Crown Castle, Inc. (g)	2,449	242,794

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Real Estate — .8% (continued)
Digital Realty Trust, Inc. (g)	1,366	228,996
Equinix, Inc. (g)	321	252,367
Essex Property Trust, Inc. (g)	460	124,297
Extra Space Storage, Inc. (g)	752	107,972
Federal Realty Investment Trust (g)	1,140	114,627
Iron Mountain, Inc. (g)	2,770	255,754
Prologis, Inc. (g)	955	108,660
Public Storage (g)	1,155	340,252
Regency Centers Corp. (g)	1,970	142,825
SBA Communications Corp. (g)	605	123,934
Simon Property Group, Inc. (g)	1,964	354,816
UDR, Inc. (g)	1,810	71,622
Welltower, Inc. (g)	2,125	357,595
		3,584,736
Retailing — 2.1%
AutoZone, Inc. (f)	111	466,037
Chipotle Mexican Grill, Inc. (f)	5,600	235,984
Costco Wholesale Corp.	1,689	1,593,268
Darden Restaurants, Inc.	1,035	214,183
Dollar General Corp.	1,395	151,720
Domino’s Pizza, Inc.	158	72,411
Lowe’s Companies, Inc.	2,480	639,989
McDonald’s Corp.	2,512	787,613
O’Reilly Automotive, Inc. (f)	4,440	460,339
Starbucks Corp.	2,563	226,031
Target Corp.	1,091	104,714
The Home Depot, Inc.	3,684	1,498,541
The TJX Companies, Inc.	4,056	554,090
Tractor Supply Co.	4,200	259,392
Ulta Beauty, Inc. (f)	169	83,271
Walmart, Inc.	18,327	1,777,352
Yum! Brands, Inc.	1,012	148,734
		9,273,669
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc. (f)	6,166	1,002,777
Analog Devices, Inc.	2,120	532,777
Applied Materials, Inc.	3,367	541,279
Broadcom, Inc.	16,042	4,770,730
Intel Corp.	11,348	276,324
KLA Corp.	775	675,800
Lam Research Corp.	4,800	480,720
Microchip Technology, Inc.	1,186	77,090
Micron Technology, Inc.	3,617	430,459
Monolithic Power Systems, Inc.	122	101,963
NVIDIA Corp.	91,799	15,989,550
NXP Semiconductors NV	391	91,826
ON Semiconductor Corp. (f)	1,255	62,235
QUALCOMM, Inc.	4,034	648,385
Texas Instruments, Inc.	2,939	595,089
		26,277,004

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Technology Hardware & Equipment — 3.6%
Accenture PLC, Cl. A	3,162	822,025
Apple, Inc.	55,050	12,779,307
Cognizant Technology Solutions Corp., Cl. A	1,910	137,998
CrowdStrike Holdings, Inc., Cl. A (f)	529	224,137
Dell Technologies, Inc., Cl. C	1,020	124,593
Fortinet, Inc. (f)	4,585	361,160
Hewlett Packard Enterprise Co.	4,340	97,954
HP, Inc.	3,861	110,193
International Business Machines Corp.	2,935	714,643
Leidos Holdings, Inc.	1,450	262,334
NetApp, Inc.	492	55,493
Seagate Technology Holdings PLC	1,105	184,977
Super Micro Computer, Inc. (f)	1,940	80,588
Western Digital Corp.	1,645	132,159
		16,087,561
Telecommunication Services — .9%
Arista Networks, Inc. (f)	5,440	742,832
AT&T, Inc.	26,100	764,469
Cisco Systems, Inc.	8,935	617,319
Corning, Inc.	3,035	203,436
Motorola Solutions, Inc.	428	202,213
T-Mobile US, Inc.	2,593	653,410
Verizon Communications, Inc.	17,363	767,966
		3,951,645
Transportation — .4%
C.H. Robinson Worldwide, Inc.	920	118,404
CSX Corp.	3,563	115,833
Expeditors International of Washington, Inc.	778	93,780
FedEx Corp.	1,009	233,150
Norfolk Southern Corp.	1,441	403,451
Union Pacific Corp.	3,079	688,372
		1,652,990
Utilities — .9%
American Electric Power Co., Inc.	1,016	112,796
American Water Works Co., Inc.	881	126,432
CenterPoint Energy, Inc.	5,400	203,634
Consolidated Edison, Inc.	3,385	332,509
Constellation Energy Corp.	1,678	516,791
Dominion Energy, Inc.	5,420	324,658
DTE Energy Co.	1,047	143,073
Duke Energy Corp.	570	69,819
Edison International	2,325	130,502
Entergy Corp.	654	57,611
Evergy, Inc.	5,005	356,656
Exelon Corp.	6,870	300,082
FirstEnergy Corp.	4,175	182,114
NextEra Energy, Inc.	7,407	533,674
NiSource, Inc.	3,490	147,522
Pinnacle West Capital Corp.	1,855	165,763
Public Service Enterprise Group, Inc.	2,960	243,697

BNY Mellon Asset Allocation Fund (continued)
Description	Shares	Value ($)
Common Stocks — 44.4% (continued)
Utilities — .9% (continued)
The AES Corp.	6,450	87,333
Xcel Energy, Inc.	2,465	178,441
		4,213,107
Total Common Stocks (cost $64,586,664)		200,463,145

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(h) (cost $0)	390	472

	1-Day Yield (%)	Shares
Investment Companies — 45.0%
Registered Investment Companies — 45.0%
BNY Mellon Corporate Bond Fund, Cl. M(i)		1,609,473	20,037,942
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(i)		664,270	5,838,933
BNY Mellon Emerging Markets Fund, Cl. M(i)		943,120	10,855,307
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		923,647	10,280,187
BNY Mellon High Yield Fund, Cl. I(i)		2,667,892	14,593,368
BNY Mellon Income Stock Fund, Cl. M(i)		1,232,089	9,363,874
BNY Mellon Intermediate Bond Fund, Cl. M(i)		1,801,804	21,801,830
BNY Mellon International Equity Fund, Cl. Y(i)		3,205,189	59,872,936
BNY Mellon International Fund, Cl. M(i)		21,630	357,973
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		1,313,617	20,334,794
BNY Mellon Research Growth Fund, Inc., Cl. Y(i)		700,368	14,602,684
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		588,086	12,667,373
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	4.41	2,782,683	2,782,683
Total Investment Companies (cost $186,501,595)			203,389,884
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $575,410)	4.41	575,410	575,410
Total Investments (cost $300,521,985)		100.1%	452,402,963
Liabilities, Less Cash and Receivables		(0.1%)	(607,172)
Net Assets		100.0%	451,795,791

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $3,197,901 and the value of the collateral was
$3,288,263, consisting of cash collateral of $575,410 and U.S. Government & Agency securities valued at $2,712,853.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $2,253,273 or 0.5% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.

SCHEDULES OF INVESTMENTS (continued)
(h)	The fund held Level 3 securities at August 31, 2025. These securities were valued at $472 or .0% of net assets.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Asset Allocation Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 45.0%
BNY Mellon Corporate Bond Fund, Cl. M - 4.4%	21,226,316	819,555	(2,265,494)	(239,620)	497,185	20,037,942	819,555
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y - 1.3%	16,007,889	231,560	(10,148,342)	575,632	(827,806)	5,838,933	231,560
BNY Mellon Emerging Markets Fund, Cl. M - 2.4%	9,748,317	59,896	-	-	1,047,094	10,855,307	59,896
BNY Mellon Floating Rate Income Fund, Cl. Y - 2.3%	9,528,920	762,622	-	-	(11,355)	10,280,187	762,622
BNY Mellon High Yield Fund, Cl. I - 3.2%	15,556,817	1,076,630	(2,098,975)	(439,247)	498,143	14,593,368	1,079,565
BNY Mellon Income Stock Fund, Cl. M - 2.1%	-	8,394,891	-	-	968,983	9,363,874	63,890
BNY Mellon Intermediate Bond Fund, Cl. M - 4.8%	22,759,603	4,728,970	(5,762,856)	(637,854)	713,967	21,801,830	709,121
BNY Mellon International Equity Fund, Cl. Y - 13.3%	36,051,444	27,245,784	(2,695,264)	53,372	(782,400)	59,872,936	10,659,413
BNY Mellon International Fund, Cl. M - .1%	318,813	9,491	-	-	29,669	357,973	9,491
BNY Mellon Mid Cap Multi- Strategy Fund, Cl. M - 4.5%	31,054,381	16,946,103	(20,801,019)	(5,705,038)	(1,159,633)	20,334,794	7,970,518

BNY Mellon Asset Allocation Fund (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
BNY Mellon Research Growth Fund, Inc., Cl. Y - 3.2%	25,519,881	5,816,177	(16,935,785)	1,988,709	(1,786,298)	14,602,684	1,710,070
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M - .0%	11,491,250	4,461,544	(15,970,894)	348,620	(330,520)	-	247,396
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M - 2.8%	17,842,835	5,826,551	(9,418,644)	(1,500,565)	(82,804)	12,667,373	1,993,940
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	1,685,672	67,780,273	(66,683,262)	-	-	2,782,683	150,870
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	1,124,900	16,726,174	(17,275,664)	-	-	575,410	7,660 ††
Total - 45.1%	219,917,038	160,886,221	(170,056,199)	(5,555,991)	(1,225,775)	203,965,294	26,475,567

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	165,099,107	653,653,090	193,778,221
Affiliated issuers	5,565,886	24,433,584	5,954,313
Cash	-	48	-
Receivable for investment securities sold	1,763,231	2,492,339	1,049,970
Dividends and securities lending income receivable	379,120	563,796	144,571
Tax reclaim receivable—Note 1(b)	81,200	16,078	-
Receivable for shares of Beneficial Interest subscribed	34,140	-	23
Prepaid expenses	213,179	29,268	25,277
	173,135,863	681,188,203	200,952,375
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)	125,900	555,969	189,925
Cash overdraft due to Custodian	109,671	-	179
Payable for investment securities purchased	1,351,929	2,208,271	1,035,215
Reorganization expense payable—Note 5	246,105	-	-
Payable for shares of Beneficial Interest redeemed	191,485	485,620	358,753
Trustees’ fees and expenses payable	6,666	27,281	9,333
Liability for securities on loan—Note 1(c)	-	1,057,481	558,912
Other accrued expenses	37,246	90,112	38,053
	2,069,002	4,424,734	2,190,370
Net Assets ($)	171,066,861	676,763,469	198,762,005
Composition of Net Assets ($):
Paid-in capital	123,025,049	52,692,082	119,366,493
Total distributable earnings (loss)	48,041,812	624,071,387	79,395,512
Net Assets ($)	171,066,861	676,763,469	198,762,005
†Investments at cost ($)
Unaffiliated issuers	134,771,164	302,506,053	147,584,862
Affiliated issuers	5,565,886	24,433,584	5,954,313
††Value of securities on loan ($)	-	7,477,669	9,450,246
See notes to financial statements.

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Net Asset Value Per Share
Class M Shares
Net Assets ($)	117,913,948	586,599,659	175,704,015
Shares Outstanding	15,520,334	37,899,560	8,157,250
Net Asset Value Per Share ($)	7.60	15.48	21.54
Investor Shares
Net Assets ($)	11,563,831	90,163,810	23,057,990
Shares Outstanding	1,473,985	6,083,441	1,173,693
Net Asset Value Per Share ($)	7.85	14.82	19.65
Class A Shares
Net Assets ($)	5,769,300	-	-
Shares Outstanding	757,707	-	-
Net Asset Value Per Share ($)	7.61	-	-
Class C Shares
Net Assets ($)	1,203,650	-	-
Shares Outstanding	159,757	-	-
Net Asset Value Per Share ($)	7.53	-	-
Class I Shares
Net Assets ($)	33,382,774	-	-
Shares Outstanding	4,391,742	-	-
Net Asset Value Per Share ($)	7.60	-	-
Class Y Shares
Net Assets ($)	1,233,358	-	-
Shares Outstanding	162,760	-	-
Net Asset Value Per Share ($)	7.58	-	-
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(c):
Unaffiliated issuers	224,211,317	165,996,354	248,437,669
Affiliated issuers	2,129,585	3,435,444	203,965,294
Cash	-	346	-
Cash denominated in foreign currency†††	691,506	1,157,168	-
Tax reclaim receivable—Note 1(b)	2,376,357	6,264	-
Dividends, interest and securities lending income receivable	677,583	432,133	884,152
Receivable for investment securities sold	633,401	4,819,464	-
Receivable for shares of Beneficial Interest subscribed	-	-	22,400
Prepaid expenses	22,780	23,480	26,044
	230,742,529	175,870,653	453,335,559
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)	174,694	203,103	201,957
Cash overdraft due to Custodian	-	-	431,454
Liability for securities on loan—Note 1(c)	1,742,249	712,515	575,410
Payable for shares of Beneficial Interest redeemed	106,951	35,008	23,534
Trustees’ fees and expenses payable	10,548	6,666	16,972
Payable for foreign tax on capital gains—Note 1(b)	-	876,422	-
Payable for investment securities purchased	-	4,447,447	234,459
Other accrued expenses	44,901	15,024	55,982
	2,079,343	6,296,185	1,539,768
Net Assets ($)	228,663,186	169,574,468	451,795,791
Composition of Net Assets ($):
Paid-in capital	242,553,514	451,443,555	288,019,981
Total distributable earnings (loss)	(13,890,328)	(281,869,087)	163,775,810
Net Assets ($)	228,663,186	169,574,468	451,795,791
†Investments at cost ($)
Unaffiliated issuers	193,868,021	139,197,622	113,444,980
Affiliated issuers	2,129,585	3,435,444	187,077,005
††Value of securities on loan ($)	1,652,329	-	3,197,901
†††Cash denominated in foreign currency (cost) ($)	667,044	1,645,663	-
Net Asset Value Per Share
Class M Shares
Net Assets ($)	210,383,497	152,715,394	440,764,995
Shares Outstanding	12,709,469	13,265,030	30,024,525
Net Asset Value Per Share ($)	16.55	11.51	14.68
Investor Shares
Net Assets ($)	18,279,689	16,859,074	11,030,796
Shares Outstanding	1,023,383	1,419,297	741,449
Net Asset Value Per Share ($)	17.86	11.88	14.88
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended August 31, 2025

	BNY Mellon Income Stock Fund	BNY Mellon Mid Cap Multi-Strategy Fund	BNY Mellon Small Cap Multi-Strategy Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,483,529	11,614,812 †	2,453,602 †
Affiliated issuers	290,897	845,834	237,965
Interest	18	19,204	-
Affiliated income net of rebates from securities lending—Note 1(c)	-	60,710	60,530
Total Income	4,774,444	12,540,560	2,752,097
Expenses:
Management fee—Note 3(a)	1,216,723	6,810,119	2,113,331
Administration fee—Note 3(a)	263,256	1,275,482	349,398
Reorganization expense—Note 5	139,106	-	-
Registration fees	93,334	34,712	39,301
Shareholder servicing costs—Note 3(c)	81,235	257,561	60,796
Professional fees	41,663	97,908	52,234
Trustees’ fees and expenses—Note 3(d)	29,122	139,320	35,405
Chief Compliance Officer fees—Note 3(c)	25,502	49,313	30,333
Prospectus and shareholders’ reports	16,010	27,137	9,494
Shareholder and regulatory reports service fees—Note 3(c)	8,583	7,583	7,583
Distribution Plan fees—Note 3(b)	8,443	-	-
Custodian fees—Note 3(c)	7,320	44,860	43,503
Loan commitment fees—Note 2	3,011	19,344	3,724
Interest expense—Note 2	-	1,824	1,429
Miscellaneous	21,680	74,625	33,513
Total Expenses	1,954,988	8,839,788	2,780,044
Less—reduction in expenses due to undertaking—Note 3(a)	(73,403)	-	-
Less—reduction in fees due to earnings credits—Note 3(c)	(394)	(906)	(621)
Net Expenses	1,881,191	8,838,882	2,779,423
Net Investment Income (Loss)	2,893,253	3,701,678	(27,326)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	31,307,170	400,403,197	61,022,410
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,233,678)	(303,895,465)	(42,431,207)
Net Realized and Unrealized Gain (Loss) on Investments	20,073,492	96,507,732	18,591,203
Net Increase in Net Assets Resulting from Operations	22,966,745	100,209,410	18,563,877
†Net of foreign taxes withheld at source ($)	-	17,081	4,975
See notes to financial statements.

STATEMENTS OF OPERATIONS (continued)

	BNY Mellon International Fund	BNY Mellon Emerging Markets Fund	BNY Mellon Asset Allocation Fund
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	7,451,772 †	3,813,916 †	2,427,504 †
Affiliated issuers	29,162	112,323	5,083,517
Interest	24,343	-	2,126,682
Affiliated income net of rebates from securities lending—Note 1(c)	5,267	3,888	7,660
Total Income	7,510,544	3,930,127	9,645,363
Expenses:
Management fee—Note 3(a)	1,934,348	2,152,439	1,700,231
Administration fee—Note 3(a)	320,278	263,239	328,869
Professional fees	48,285	110,324	79,891
Shareholder servicing costs—Note 3(c)	40,399	42,358	25,871
Trustees’ fees and expenses—Note 3(d)	35,677	28,370	69,991
Registration fees	33,284	33,963	34,831
Custodian fees—Note 3(c)	25,100	115,946	10,279
Chief Compliance Officer fees—Note 3(c)	24,720	24,872	29,691
Prospectus and shareholders’ reports	9,377	10,146	17,104
Shareholder and regulatory reports service fees—Note 3(c)	7,583	7,583	7,583
Loan commitment fees—Note 2	1,629	3,130	9,792
Interest expense—Note 2	189	9,453	-
Miscellaneous	20,912	33,825	33,849
Total Expenses	2,501,781	2,835,648	2,347,982
Less—reduction in expenses due to undertaking—Note 3(a)	(455,472)	(467,921)	(135,118)
Less—reduction in fees due to earnings credits—Note 3(c)	(162)	(194)	(72)
Net Expenses	2,046,147	2,367,533	2,212,792
Net Investment Income	5,464,397	1,562,594	7,432,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	18,871,507	28,990,949	(1,463,151)
Affiliated issuers	-	-	(5,555,991)
Capital gain distributions from affiliated issuers	-	-	21,384,390
Net realized gain (loss) on foreign capital gains tax	-	(1,091,876)	-
Net Realized Gain (Loss)	18,871,507	27,899,073	14,365,248
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	110,032	(14,544,504)	26,851,854
Affiliated issuers	-	-	(1,225,775)
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	1,311,052	-
Net Change in Unrealized Appreciation (Depreciation)	110,032	(13,233,452)	25,626,079
Net Realized and Unrealized Gain (Loss) on Investments	18,981,539	14,665,621	39,991,327
Net Increase in Net Assets Resulting from Operations	24,445,936	16,228,215	47,423,898
†Net of foreign taxes withheld at source ($)	789,532	489,030	371
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	2,893,253	5,191,000	3,701,678	5,257,657
Net realized gain (loss) on investments	31,307,170	50,273,039	400,403,197	297,261,992
Net change in unrealized appreciation (depreciation) on investments	(11,233,678)	(11,577,266)	(303,895,465)	(102,455,023)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,966,745	43,886,773	100,209,410	200,064,626
Distributions ($):
Distributions to shareholders:
Class M	(27,440,427)	(27,416,671)	(223,657,202)	(193,447,845)
Investor Shares	(2,364,579)	(1,692,455)	(27,491,427)	(17,493,282)
Class A	(931,836)	(372,719)	-	-
Class C	(197,845)	(110,986)	-	-
Class I	(7,604,875)	(6,349,534)	-	-
Class Y	(111,044)	(42,216)	-	-
Total Distributions	(38,650,606)	(35,984,581)	(251,148,629)	(210,941,127)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	12,860,357	10,499,752	15,348,568	27,740,557
Investor Shares	3,446,759	3,788,834	17,828,824	35,621,525
Class A	1,893,080	2,002,916	-	-
Class C	108,243	150,897	-	-
Class I	11,999,738	34,363,779	-	-
Class Y	778,111	445,393	-	-
Distributions reinvested:
Class M	12,002,758	11,504,128	94,014,302	82,453,165
Investor Shares	1,948,384	1,453,584	23,519,634	14,791,117
Class A	920,333	364,857	-	-
Class C	197,845	110,986	-	-
Class I	7,520,456	6,262,762	-	-
Class Y	108,981	40,973	-	-
Cost of shares redeemed:
Class M	(58,418,469)	(146,937,733)	(499,469,522)	(433,826,806)
Investor Shares	(5,377,820)	(9,603,153)	(53,557,454)	(54,055,122)
Class A	(1,520,814)	(968,652)	-	-
Class C	(257,835)	(168,260)	-	-
Class I	(24,129,486)	(40,470,615)	-	-
Class Y	(495,306)	(37,560)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(36,414,685)	(127,197,112)	(402,315,648)	(327,275,564)
Total Increase (Decrease) in Net Assets	(52,098,546)	(119,294,920)	(553,254,867)	(338,152,065)
Net Assets ($):
Beginning of Period	223,165,407	342,460,327	1,230,018,336	1,568,170,401
End of Period	171,066,861	223,165,407	676,763,469	1,230,018,336

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Income Stock Fund		BNY Mellon Mid Cap Multi-Strategy Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	1,869,233	1,413,822	975,073	1,664,448
Shares issued for distributions reinvested	1,689,851	1,638,517	6,246,798	5,255,141
Shares redeemed	(7,901,757)	(19,406,747)	(32,856,995)	(26,009,788)
Net Increase (Decrease) in Shares Outstanding	(4,342,673)	(16,354,408)	(25,635,124)	(19,090,199)
Investor Shares(a)
Shares sold	449,299	481,259	1,168,722	2,209,785
Shares issued for distributions reinvested	265,371	200,969	1,629,912	973,740
Shares redeemed	(720,545)	(1,244,330)	(3,751,277)	(3,387,203)
Net Increase (Decrease) in Shares Outstanding	(5,875)	(562,102)	(952,643)	(203,678)
Class A
Shares sold	260,608	260,455	-	-
Shares issued for distributions reinvested	129,023	51,524	-	-
Shares redeemed	(210,059)	(128,178)	-	-
Net Increase (Decrease) in Shares Outstanding	179,572	183,801	-	-
Class C
Shares sold	14,418	19,961	-	-
Shares issued for distributions reinvested	28,059	15,876	-	-
Shares redeemed	(31,996)	(22,534)	-	-
Net Increase (Decrease) in Shares Outstanding	10,481	13,303	-	-
Class I
Shares sold	1,629,506	4,550,918	-	-
Shares issued for distributions reinvested	1,056,714	888,009	-	-
Shares redeemed	(3,283,971)	(5,459,667)	-	-
Net Increase (Decrease) in Shares Outstanding	(597,751)	(20,740)	-	-
Class Y
Shares sold	110,177	60,346	-	-
Shares issued for distributions reinvested	15,335	5,752	-	-
Shares redeemed	(63,565)	(5,055)	-	-
Net Increase (Decrease) in Shares Outstanding	61,947	61,043	-	-

(a)
During the period ended August 31, 2025, 263,781 Class M shares representing $2,092,009 were exchanged for 256,390 Investor Shares for BNY Mellon Income
Stock Fund and 1,064,791 Class M shares representing $16,895,871 were exchanged for 1,108,035 Investor Shares for BNY Mellon Mid Cap Multi-Strategy
Fund. During the period ended August 31, 2024, 455,946 Class M shares representing $3,497,723 were exchanged for 444,583 Investor Shares and 2,908 Class
A shares representing $23,034 were exchanged for 2,912 Class I shares for BNY Mellon Income Stock Fund and 1,982,261 Class M shares representing
$33,021,748 were exchanged for 2,047,586 Investor Shares for BNY Mellon Mid Cap Multi-Strategy Fund.

See notes to financial statements.

	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income (loss)	(27,326)	1,537,599	5,464,397	7,203,305
Net realized gain (loss) on investments	61,022,410	22,390,335	18,871,507	13,628,505
Net change in unrealized appreciation (depreciation) on investments	(42,431,207)	3,199,084	110,032	16,358,547
Net Increase (Decrease) in Net Assets Resulting from Operations	18,563,877	27,127,018	24,445,936	37,190,357
Distributions ($):
Distributions to shareholders:
Class M	(26,219,328)	(2,922,894)	(6,741,134)	(9,716,986)
Investor Shares	(2,793,284)	(106,835)	(429,901)	(499,388)
Total Distributions	(29,012,612)	(3,029,729)	(7,171,035)	(10,216,374)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	4,575,034	63,638,336	605,863	1,039,282
Investor Shares	2,186,584	10,257,813	6,792,597	5,486,087
Distributions reinvested:
Class M	10,641,143	1,003,289	834,734	1,300,256
Investor Shares	2,426,960	88,720	348,764	426,105
Cost of shares redeemed:
Class M	(124,117,632)	(411,323,072)	(45,376,962)	(65,860,163)
Investor Shares	(7,996,928)	(11,951,008)	(6,659,234)	(6,260,743)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(112,284,839)	(348,285,922)	(43,454,238)	(63,869,176)
Total Increase (Decrease) in Net Assets	(122,733,574)	(324,188,633)	(26,179,337)	(36,895,193)
Net Assets ($):
Beginning of Period	321,495,579	645,684,212	254,842,523	291,737,716
End of Period	198,762,005	321,495,579	228,663,186	254,842,523

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Small Cap Multi-Strategy Fund		BNY Mellon International Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	208,516	3,305,893	42,344	74,661
Shares issued for distributions reinvested	517,062	51,189	60,053	95,537
Shares redeemed	(6,279,674)	(21,185,058)	(3,055,374)	(4,759,079)
Net Increase (Decrease) in Shares Outstanding	(5,554,096)	(17,827,976)	(2,952,977)	(4,588,881)
Investor Shares(a)
Shares sold	112,216	579,952	415,357	368,551
Shares issued for distributions reinvested	129,094	4,910	23,220	29,046
Shares redeemed	(433,233)	(673,096)	(422,168)	(419,962)
Net Increase (Decrease) in Shares Outstanding	(191,923)	(88,234)	16,409	(22,365)

(a)
During the period ended August 31, 2025, 85,673 Class M shares representing $1,814,073 were exchanged for 93,486 Investor Shares for BNY Mellon Small Cap
Multi-Strategy Fund and 437,954 Class M shares representing $6,638,201 were exchanged for 405,805 Investor Shares for BNY Mellon International Fund.
During the period ended August 31, 2024, 518,965 Class M shares representing $9,985,330 were exchanged for 563,335 Investor Shares for BNY Mellon Small
Cap Multi-Strategy Fund and 391,890 Class M shares representing $5,434,358 were exchanged for 364,199 Investor Shares for BNY Mellon International Fund.

See notes to financial statements.

	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	1,562,594	2,039,330	7,432,571	7,846,533
Net realized gain (loss) on investments	27,899,073	20,962,038	14,365,248	10,634,320
Net change in unrealized appreciation (depreciation) on investments	(13,233,452)	(491,333)	25,626,079	50,366,428
Net Increase (Decrease) in Net Assets Resulting from Operations	16,228,215	22,510,035	47,423,898	68,847,281
Distributions ($):
Distributions to shareholders:
Class M	(1,141,844)	(4,188,931)	(20,836,354)	(9,077,679)
Investor Shares	(63,274)	(269,342)	(494,387)	(158,734)
Total Distributions	(1,205,118)	(4,458,273)	(21,330,741)	(9,236,413)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	1,785,530	4,204,140	14,458,091	15,104,288
Investor Shares	3,624,339	8,646,768	2,591,719	4,660,069
Distributions reinvested:
Class M	198,763	760,127	8,614,945	1,773,657
Investor Shares	51,385	214,905	378,719	131,441
Cost of shares redeemed:
Class M	(60,710,576)	(122,925,187)	(46,447,306)	(57,524,282)
Investor Shares	(6,521,315)	(12,154,258)	(3,282,872)	(3,186,824)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(61,571,874)	(121,253,505)	(23,686,704)	(39,041,651)
Total Increase (Decrease) in Net Assets	(46,548,777)	(103,201,743)	2,406,453	20,569,217
Net Assets ($):
Beginning of Period	216,123,245	319,324,988	449,389,338	428,820,121
End of Period	169,574,468	216,123,245	451,795,791	449,389,338

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Emerging Markets Fund		BNY Mellon Asset Allocation Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	166,905	430,177	1,041,742	1,193,420
Shares issued for distributions reinvested	19,185	79,180	638,097	141,503
Shares redeemed	(5,942,127)	(12,715,727)	(3,347,314)	(4,519,452)
Net Increase (Decrease) in Shares Outstanding	(5,756,037)	(12,206,370)	(1,667,475)	(3,184,529)
Investor Shares(a)
Shares sold	332,357	860,092	182,193	354,411
Shares issued for distributions reinvested	4,797	21,664	27,527	10,237
Shares redeemed	(619,452)	(1,210,029)	(237,098)	(241,711)
Net Increase (Decrease) in Shares Outstanding	(282,298)	(328,273)	(27,378)	122,937

(a)
During the period ended August 31, 2025, 287,567 Class M shares representing $3,040,529 were exchanged for 278,626 Investor Shares for BNY Mellon
Emerging Markets Fund and 182,433 Class M shares representing $2,562,401 were exchanged for 180,099 Investor Shares for BNY Mellon Asset Allocation
Fund. During the period ended August 31, 2024, 485,929 Class M shares representing $4,729,498 were exchanged for 471,138 Investor Shares for BNY Mellon
Emerging Markets Fund and 349,520 Class M shares representing $4,554,925 were exchanged for 345,201 Investor Shares for BNY Mellon Asset Allocation
Fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.20	7.80	8.84	10.36	7.34
Investment Operations:
Net investment income(a)	.12	.15	.17	.19	.18
Net realized and unrealized gain (loss) on investments	.84	1.19	.79	.24	3.02
Total from Investment Operations	.96	1.34	.96	.43	3.20
Distributions:
Dividends from net investment income	(.13 )	(.16 )	(.17 )	(.19 )	(.18 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.56)	(.94 )	(2.00)	(1.95)	(.18 )
Net asset value, end of period	7.60	8.20	7.80	8.84	10.36
Total Return (%)	13.25	19.31	12.06	4.22	44.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	.90	.86	.83	.83
Ratio of net expenses to average net assets	.98 (b),(c)	.90 (c)	.86 (c)	.83	.83
Ratio of net investment income to average net assets	1.58 (b),(c)	1.95 (c)	2.15 (c)	1.99	2.02
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	117,914	162,956	282,598	429,623	554,602

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.42	7.99	9.00	10.52	7.44
Investment Operations:
Net investment income(a)	.10	.13	.15	.17	.16
Net realized and unrealized gain (loss) on investments	.87	1.22	.82	.23	3.08
Total from Investment Operations	.97	1.35	.97	.40	3.24
Distributions:
Dividends from net investment income	(.11 )	(.14 )	(.15 )	(.16 )	(.16 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.54)	(.92 )	(1.98)	(1.92)	(.16 )
Net asset value, end of period	7.85	8.42	7.99	9.00	10.52
Total Return (%)	12.98	18.94	11.93	3.87	43.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25	1.15	1.11	1.08	1.08
Ratio of net expenses to average net assets	1.23 (b),(c)	1.15 (c)	1.11 (c)	1.08	1.08
Ratio of net investment income to average net assets	1.33 (b),(c)	1.71 (c)	1.90 (c)	1.76	1.77
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	11,564	12,463	16,305	19,747	16,125

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class A Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.22	7.81	8.85	10.37	7.34
Investment Operations:
Net investment income(a)	.10	.13	.15	.16	.15
Net realized and unrealized gain (loss) on investments	.83	1.20	.79	.24	3.03
Total from Investment Operations	.93	1.33	.94	.40	3.18
Distributions:
Dividends from net investment income	(.11 )	(.14 )	(.15 )	(.16 )	(.15 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.54)	(.92 )	(1.98)	(1.92)	(.15 )
Net asset value, end of period	7.61	8.22	7.81	8.85	10.37
Total Return (%)(b)	12.79	19.13	11.72	3.85	43.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.35	1.27	1.23	1.20	1.20
Ratio of net expenses to average net assets(c)	1.24 (d)	1.15 (d)	1.15 (d)	1.15	1.15
Ratio of net investment income to average net assets(c)	1.31 (d)	1.68 (d)	1.84 (d)	1.68	1.68
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	5,769	4,751	3,082	2,007	1,718

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class C Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.15	7.76	8.80	10.33	7.32
Investment Operations:
Net investment income(a)	.04	.07	.09	.09	.09
Net realized and unrealized gain (loss) on investments	.82	1.18	.79	.23	3.01
Total from Investment Operations	.86	1.25	.88	.32	3.10
Distributions:
Dividends from net investment income	(.05 )	(.08 )	(.09 )	(.09 )	(.09 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.48)	(.86 )	(1.92)	(1.85)	(.09 )
Net asset value, end of period	7.53	8.15	7.76	8.80	10.33
Total Return (%)(b)	11.94	18.14	11.00	3.03	42.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11	2.02	1.94	1.93	1.93
Ratio of net expenses to average net assets(c)	1.99 (d)	1.90 (d)	1.90 (d)	1.90	1.90
Ratio of net investment income to average net assets(c)	.56 (d)	.95 (d)	1.11 (d)	.93	.96
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	1,204	1,216	1,055	1,060	629

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class I Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.21	7.81	8.84	10.36	7.34
Investment Operations:
Net investment income(a)	.12	.15	.17	.18	.17
Net realized and unrealized gain (loss) on investments	.83	1.19	.80	.24	3.03
Total from Investment Operations	.95	1.34	.97	.42	3.20
Distributions:
Dividends from net investment income	(.13 )	(.16 )	(.17 )	(.18 )	(.18 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.56)	(.94 )	(2.00)	(1.94)	(.18 )
Net asset value, end of period	7.60	8.21	7.81	8.84	10.36
Total Return (%)	13.11	19.29	12.16	4.13	43.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	.97	.94	.89	.89
Ratio of net expenses to average net assets	.98 (b),(c)	.90 (b),(c)	.90 (b),(c)	.89	.89
Ratio of net investment income to average net assets	1.57 (b),(c)	1.98 (b),(c)	2.11 (b),(c)	1.96	1.96
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	33,383	40,953	39,110	18,255	8,530

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Class Y Shares
	Year Ended August 31,
BNY Mellon Income Stock Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	8.19	7.79	8.83	10.35	7.33
Investment Operations:
Net investment income(a)	.11	.15	.19	.20	.18
Net realized and unrealized gain (loss) on investments	.84	1.19	.77	.23	3.02
Total from Investment Operations	.95	1.34	.96	.43	3.20
Distributions:
Dividends from net investment income	(.13 )	(.16 )	(.17 )	(.19 )	(.18 )
Dividends from net realized gain on investments	(1.43)	(.78 )	(1.83)	(1.76)	-
Total Distributions	(1.56)	(.94 )	(2.00)	(1.95)	(.18 )
Net asset value, end of period	7.58	8.19	7.79	8.83	10.35
Total Return (%)	13.15	19.35	12.09	4.21	44.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08	.93	.87	.83	.83
Ratio of net expenses to average net assets	1.03 (b),(c)	.90 (b),(c)	.87 (b),(c)	.83	.83
Ratio of net investment income to average net assets	1.52 (b),(c)	1.94 (b),(c)	2.20 (b),(c)	2.00	2.01
Portfolio Turnover Rate	78.49	92.12	83.54	83.04	69.79
Net Assets, end of period ($ x 1,000)	1,233	825	310	426	779

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class M Shares
	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	17.49	17.49	17.86	24.69	19.28
Investment Operations:
Net investment income(a)	.07	.07	.09	.06	.04
Net realized and unrealized gain (loss) on investments	1.87	2.49	1.65	(4.01)	6.99
Total from Investment Operations	1.94	2.56	1.74	(3.95)	7.03
Distributions:
Dividends from net investment income	(.06 )	(.09 )	(.08 )	(.02 )	(.08 )
Dividends from net realized gain on investments	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)
Total Distributions	(3.95)	(2.56)	(2.11)	(2.88)	(1.62)
Net asset value, end of period	15.48	17.49	17.49	17.86	24.69
Total Return (%)	11.77	16.31	10.50	(17.82)	38.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.95	.93	.92	.90	.90
Ratio of net expenses to average net assets(b)	.95 (c)	.93 (c)	.92 (c)	.90	.90
Ratio of net investment income to average net assets(b)	.44 (c)	.41 (c)	.52 (c)	.31	.18
Portfolio Turnover Rate	45.73	35.97	26.34	22.23	31.74
Net Assets, end of period ($ x 1,000)	586,600	1,111,121	1,445,234	1,816,047	2,831,948

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Mid Cap Multi-Strategy Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.90	16.98	17.40	24.16	18.90
Investment Operations:
Net investment income (loss)(a)	.03	.03	.04	.01	(.02 )
Net realized and unrealized gain (loss) on investments	1.80	2.40	1.60	(3.91)	6.86
Total from Investment Operations	1.83	2.43	1.64	(3.90)	6.84
Distributions:
Dividends from net investment income	(.02 )	(.04 )	(.03 )	-	(.04 )
Dividends from net realized gain on investments	(3.89)	(2.47)	(2.03)	(2.86)	(1.54)
Total Distributions	(3.91)	(2.51)	(2.06)	(2.86)	(1.58)
Net asset value, end of period	14.82	16.90	16.98	17.40	24.16
Total Return (%)	11.47	16.02	10.18	(18.00)	37.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.20	1.18	1.17	1.15	1.15
Ratio of net expenses to average net assets(b)	1.20 (c)	1.18 (c)	1.17 (c)	1.15	1.15
Ratio of net investment income (loss) to average net assets(b)	.19 (c)	.16 (c)	.27 (c)	.06	(.08 )
Portfolio Turnover Rate	45.73	35.97	26.34	22.23	31.74
Net Assets, end of period ($ x 1,000)	90,164	118,898	122,937	133,236	174,867

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class M Shares
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	21.48	19.64	19.76	26.07	19.28
Investment Operations:
Net investment income (loss)(a)	.00 (b)	.07	.05	(.00 )(b)	(.05 )
Net realized and unrealized gain (loss) on investments	2.21	1.88	.34	(3.37)	6.99
Total from Investment Operations	2.21	1.95	.39	(3.37)	6.94
Distributions:
Dividends from net investment income	(.27 )	(.03 )	-	-	-
Dividends from net realized gain on investments	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )
Total Distributions	(2.15)	(.11 )	(.51 )	(2.94)	(.15 )
Net asset value, end of period	21.54	21.48	19.64	19.76	26.07
Total Return (%)	10.73	9.97	2.15	(14.23)	36.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09	1.06	1.04	1.01	1.01
Ratio of net expenses to average net assets	1.09 (c)	1.06 (c)	1.04 (c)	1.01	1.01
Ratio of net investment income (loss) to average net assets	.01 (c)	.34 (c)	.27 (c)	(.01 )	(.19 )
Portfolio Turnover Rate	74.67	60.95	56.56	52.04	55.94
Net Assets, end of period ($ x 1,000)	175,704	294,498	619,375	583,546	933,506

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Small Cap Multi-Strategy Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.77	18.10	18.30	24.41	18.11
Investment Operations:
Net investment income (loss)(a)	(.04 )	.02	.00 (b)	(.05 )	(.10 )
Net realized and unrealized gain (loss) on investments	2.02	1.73	.31	(3.12)	6.55
Total from Investment Operations	1.98	1.75	.31	(3.17)	6.45
Distributions:
Dividends from net investment income	(.22 )	-	-	-	-
Dividends from net realized gain on investments	(1.88)	(.08 )	(.51 )	(2.94)	(.15 )
Total Distributions	(2.10)	(.08 )	(.51 )	(2.94)	(.15 )
Net asset value, end of period	19.65	19.77	18.10	18.30	24.41
Total Return (%)	10.47	9.68	1.88	(14.40)	35.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34	1.31	1.29	1.26	1.26
Ratio of net expenses to average net assets	1.34 (c)	1.31 (c)	1.29 (c)	1.26	1.26
Ratio of net investment income (loss) to average net assets	(.24 )(c)	.09 (c)	.02 (c)	(.26 )	(.44 )
Portfolio Turnover Rate	74.67	60.95	56.56	52.04	55.94
Net Assets, end of period ($ x 1,000)	23,058	26,997	26,309	28,378	34,249

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class M Shares
	Year Ended August 31,
BNY Mellon International Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.22	13.66	11.71	15.38	12.78
Investment Operations:
Net investment income(a)	.36	.39	.41	.33	.27
Net realized and unrealized gain (loss) on investments	1.42	1.69	2.10	(3.71)	2.64
Total from Investment Operations	1.78	2.08	2.51	(3.38)	2.91
Distributions:
Dividends from net investment income	(.45 )	(.52 )	(.56 )	(.29 )	(.31 )
Net asset value, end of period	16.55	15.22	13.66	11.71	15.38
Total Return (%)	12.28	15.71	21.91	(22.39)	23.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.08	1.08	1.07	1.03	1.03
Ratio of net expenses to average net assets(b)	.88 (c),(d)	.88 (c),(d)	.99 (c),(d)	1.03	1.03
Ratio of net investment income to average net assets(b)	2.42 (c),(d)	2.77 (c),(d)	3.17 (c),(d)	2.33	1.86
Portfolio Turnover Rate	80.17	50.18	63.06	78.04	56.01
Net Assets, end of period ($ x 1,000)	210,383	238,347	276,642	337,994	603,937

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon International Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	16.38	14.67	12.53	16.44	13.65
Investment Operations:
Net investment income(a)	.35	.38	.40	.31	.25
Net realized and unrealized gain (loss) on investments	1.55	1.82	2.26	(3.97)	2.81
Total from Investment Operations	1.90	2.20	2.66	(3.66)	3.06
Distributions:
Dividends from net investment income	(.42 )	(.49 )	(.52 )	(.25 )	(.27 )
Net asset value, end of period	17.86	16.38	14.67	12.53	16.44
Total Return (%)	12.05	15.36	21.64	(22.57)	22.66
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	1.33	1.33	1.32	1.28	1.28
Ratio of net expenses to average net assets(b)	1.13 (c),(d)	1.13 (c),(d)	1.24 (c),(d)	1.28	1.28
Ratio of net investment income to average net assets(b)	2.17 (c),(d)	2.52 (c),(d)	2.92 (c),(d)	2.08	1.62
Portfolio Turnover Rate	80.17	50.18	63.06	78.04	56.01
Net Assets, end of period ($ x 1,000)	18,280	16,495	15,096	15,355	19,392

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class M Shares
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.40	9.58	10.77	14.15	11.35
Investment Operations:
Net investment income(a)	.09	.08	.06	.50	.24
Net realized and unrealized gain (loss) on investments	1.08	.90	.03	(3.61)	2.71
Total from Investment Operations	1.17	.98	.09	(3.11)	2.95
Distributions:
Dividends from net investment income	(.06 )	(.16 )	(1.28)	(.27 )	(.15 )
Net asset value, end of period	11.51	10.40	9.58	10.77	14.15
Total Return (%)	11.36	10.42	1.02	(22.31)	26.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49	1.52	1.52	1.43	1.39
Ratio of net expenses to average net assets	1.24 (b),(c)	1.27 (b),(c)	1.36 (b),(c)	1.43	1.39
Ratio of net investment income to average net assets	.86 (b),(c)	.83 (b),(c)	.61 (b),(c)	4.00	1.78
Portfolio Turnover Rate	56.48	30.57	121.64	60.15	63.29
Net Assets, end of period ($ x 1,000)	152,715	197,865	299,278	522,075	1,063,203

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Emerging Markets Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	10.73	9.88	11.05	14.52	11.64
Investment Operations:
Net investment income(a)	.07	.06	.04	.48	.21
Net realized and unrealized gain (loss) on investments	1.12	.93	.04	(3.71)	2.80
Total from Investment Operations	1.19	.99	.08	(3.23)	3.01
Distributions:
Dividends from net investment income	(.04 )	(.14 )	(1.25)	(.24 )	(.13 )
Net asset value, end of period	11.88	10.73	9.88	11.05	14.52
Total Return (%)	11.00	10.08	.87	(22.52)	25.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74	1.77	1.77	1.68	1.64
Ratio of net expenses to average net assets	1.49 (b),(c)	1.52 (b),(c)	1.61 (b),(c)	1.68	1.64
Ratio of net investment income to average net assets	.61 (b),(c)	.58 (b),(c)	.36 (b),(c)	3.75	1.53
Portfolio Turnover Rate	56.48	30.57	121.64	60.15	63.29
Net Assets, end of period ($ x 1,000)	16,859	18,259	20,047	28,873	33,827

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Class M Shares
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.84	12.07	12.56	15.34	12.88
Investment Operations:
Net investment income(a)	.24	.23	.26	.21	.16
Net realized and unrealized gain (loss) on investments	1.28	1.81	.57	(2.01)	2.81
Total from Investment Operations	1.52	2.04	.83	(1.80)	2.97
Distributions:
Dividends from net investment income	(.34 )	(.22 )	(.26 )	(.35 )	(.21 )
Dividends from net realized gain on investments	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )
Total Distributions	(.68 )	(.27 )	(1.32)	(.98 )	(.51 )
Net asset value, end of period	14.68	13.84	12.07	12.56	15.34
Total Return (%)	11.40	17.15	7.53	(12.62)	23.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.53	.49	.46	.42	.40
Ratio of net expenses to average net assets(b),(c)	.50 (d)	.45 (d)	.44 (d)	.41	.32
Ratio of net investment income to average net assets(b),(c)	1.69 (d)	1.82 (d)	2.20 (d)	1.50	1.14
Portfolio Turnover Rate	27.04	30.53	32.54	29.76	17.71
Net Assets, end of period ($ x 1,000)	440,765	438,614	420,930	432,481	537,189

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Asset Allocation Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.02	12.22	12.69	15.48	13.00
Investment Operations:
Net investment income(a)	.20	.20	.24	.17	.12
Net realized and unrealized gain (loss) on investments	1.30	1.83	.57	(2.02)	2.83
Total from Investment Operations	1.50	2.03	.81	(1.85)	2.95
Distributions:
Dividends from net investment income	(.30 )	(.18 )	(.22 )	(.31 )	(.17 )
Dividends from net realized gain on investments	(.34 )	(.05 )	(1.06)	(.63 )	(.30 )
Total Distributions	(.64 )	(.23 )	(1.28)	(.94 )	(.47 )
Net asset value, end of period	14.88	14.02	12.22	12.69	15.48
Total Return (%)	11.12	16.86	7.29	(12.85)	23.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.78	.74	.71	.67	.65
Ratio of net expenses to average net assets(b),(c)	.75 (d)	.70 (d)	.69 (d)	.66	.57
Ratio of net investment income to average net assets(b),(c)	1.44 (d)	1.57 (d)	1.97 (d)	1.25	.86
Portfolio Turnover Rate	27.04	30.53	32.54	29.76	17.71
Net Assets, end of period ($ x 1,000)	11,031	10,776	7,890	8,800	7,815

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of thirteen series, including the following diversified funds: BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund seek capital appreciation and BNY Mellon Income Stock Fund seeks total return (consisting of capital appreciation and income). BNY Mellon International Fund and BNY Mellon Emerging Markets Fund seek long-term capital growth. BNY Mellon Asset Allocation Fund seeks long-term growth of principal in conjunction with current income.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
Boston Partners Global Investors, Inc. (“Boston Partners”), and Geneva Capital Management LLC (“Geneva”), serve as BNY Mellon Mid Cap Multi-Strategy Fund’s sub-adviser with respect to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. Newton Investment Management North America, LLC (“NIMNA”), also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser serves as a sub-adviser of (i) BNY Mellon Income Stock Fund; (ii) BNY Mellon Mid Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy; (iii) BNY Mellon Small Cap Multi-Strategy Fund responsible for the portions of the fund’s assets allocated to the Small Cap Value Strategy and the Small Cap Growth Strategy; and (iv) BNY Mellon International Fund. Prior to June 16, 2025, the BNY Mellon Small Cap Multi-Strategy Fund also included portions of the fund’s assets allocated to the Opportunistic Small Cap Strategy. NIMNA, subject to the Adviser’s supervision and approval, provides investment advisory assistance and research and the day-to-day management of the respective fund’s assets or the portion of the respective fund’s assets allocated to the strategies described above. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to NIMNA for the benefit of the funds, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM, also an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the sub-adviser for BNY Mellon Emerging Markets Fund. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, NIMNA, which enables NIMNA to provide certain advisory services to NIM for the benefit of the funds, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the NIM and the Adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor and for BNY Mellon Income Stock Fund only Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (continued)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the funds’ valuation designee to make all fair value determinations with respect to the funds’ portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
BNY Mellon Asset Allocation Fund:  Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of August 31, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Income Stock Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	165,099,107	—	—	165,099,107
Investment Companies	5,565,886	—	—	5,565,886
	170,664,993	—	—	170,664,993
BNY Mellon Mid Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	649,069,616	8,847 ††	—	649,078,463
Exchange-Traded Funds	4,525,519	—	—	4,525,519
Rights	—	—	49,108	49,108
Investment Companies	24,433,584	—	—	24,433,584
	678,028,719	8,847	49,108	678,086,674
BNY Mellon Small Cap Multi-Strategy Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	193,778,221	—	—	193,778,221
Investment Companies	5,954,313	—	—	5,954,313
	199,732,534	—	—	199,732,534
BNY Mellon International Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	—	218,379,062 ††	—	218,379,062
Equity Securities - Preferred Stocks	—	4,085,810 ††	—	4,085,810
Exchange-Traded Funds	1,746,445	—	—	1,746,445
Investment Companies	2,129,585	—	—	2,129,585
	3,876,030	222,464,872	—	226,340,902

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Emerging Markets Fund
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	28,928,663	137,067,691 ††	0	165,996,354
Investment Companies	3,435,444	—	—	3,435,444
	32,364,107	137,067,691	0	169,431,798
BNY Mellon Asset Allocation Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	14,223,188	—	14,223,188
Equity Securities - Common Stocks	200,463,145	—	—	200,463,145
Foreign Governmental	—	432,417	—	432,417
Rights	—	—	472	472
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	174,294	—	174,294
U.S. Government Agencies Mortgage-Backed	—	12,499,004	—	12,499,004
U.S. Treasury Securities	—	20,645,149	—	20,645,149
Investment Companies	203,965,294	—	—	203,965,294
	404,428,439	47,974,052	472	452,402,963

†	See Schedules of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of August 31, 2025, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2025.
Securities Lending Agreement ($)
BNY Mellon Mid Cap Multi-Strategy Fund	8,265
BNY Mellon Small Cap Multi-Strategy Fund	8,245
BNY Mellon International Fund	717
BNY Mellon Emerging Markets Fund	530
BNY Mellon Asset Allocation Fund	1,042
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2025, each relevant fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
Assets ($)
BNY Mellon Mid Cap Multi-Strategy Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	7,477,669
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,477,669) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Small Cap Multi-Strategy Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	9,450,246
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(9,450,246) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (continued)

Assets ($)
BNY Mellon International Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,652,329
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,652,329) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Emerging Markets Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	0
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	0 †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Asset Allocation Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,197,901
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,197,901) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent each fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

NOTES TO FINANCIAL STATEMENTS (continued)
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
Exchange Traded Funds (“ETF”) And Other Investment Company Risk: To the extent each relevant fund invests in pooled investment vehicles, such as ETFs and other investment companies, each relevant fund will be affected by the investment policies, practices and performance of such entities proportion to the amount of assets each relevant fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When each relevant fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of each relevant fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each of the relevant fund redemption requests, including requests from shareholders who may own a significant percentage of each of the relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each of the relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each of the relevant fund’s share price and increase each of the relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund normally declare and pay dividends from net investment income monthly. BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY

NOTES TO FINANCIAL STATEMENTS (continued)
Mellon International Fund and BNY Mellon Emerging Markets Fund normally declare and pay dividends from net investment income annually. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended August 31, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2025, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The table below summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2025:
Components of Accumulated Earnings
	Undistributed Ordinary Income ($)	Undistributed Capital Gains ($)	Accumulated Capital (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon Income Stock Fund	1,229,174	18,287,008	-	28,525,630
BNY Mellon Mid Cap Multi-Strategy Fund	10,723,558	269,173,158	-	344,198,965
BNY Mellon Small Cap Multi-Strategy Fund	519,227	37,364,310	-	41,511,975
BNY Mellon International Fund	5,396,563	-	(48,497,956)	29,211,065
BNY Mellon Emerging Markets Fund	69,814	-	(306,139,876)	24,200,975
BNY Mellon Asset Allocation Fund	783,919	13,102,277	-	149,889,614
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon International Fund	48,497,956	-	48,497,956
BNY Mellon Emerging Markets Fund	306,139,876	-	306,139,876

†	These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (continued)
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2025 and August 31, 2024.
	2025		2024
Tax Character of Distributions Paid	Ordinary Income ($)	Long-Term Capital Gains ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
BNY Mellon Income Stock Fund	12,488,978	26,161,628	5,462,624	30,521,957
BNY Mellon Mid Cap Multi-Strategy Fund	11,616,474	239,532,155	6,900,429	204,040,698
BNY Mellon Small Cap Multi-Strategy Fund	4,257,410	24,755,202	897,073	2,132,656
BNY Mellon International Fund	7,171,035	-	10,216,734	-
BNY Mellon Emerging Markets Fund	1,205,118	-	4,458,273	-
BNY Mellon Asset Allocation Fund	11,038,067	10,292,674	7,456,344	1,780,069
During the period ended August 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a potion of the proceeds from redemptions as a distribution for tax purposes, each identified fund (decreased) total distributable earnings (loss) and increased paid-in capital as summarized in the table below. Net assets and net asset value per share were not affected by this reclassification.
Return of Capital Statement of Position	Total Distributable Earnings (Loss) ($)	Paid-in Capital ($)
BNY Mellon Income Stock Fund	(4,401,009)	4,401,009
BNY Mellon Mid Cap Multi-Strategy Fund	(91,193,959)	91,193,959
BNY Mellon Small Cap Multi-Strategy Fund	(7,637,638)	7,637,638
(h) Operating segment reporting: In this reporting period, each fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, each fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus. The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Schedules of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, BNY Mellon Income Stock Fund and BNY Mellon Asset Allocation Fund did not borrow under either Facility.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended August 31, 2025, BNY Mellon Mid Cap Multi-Strategy Fund was charged $1,824 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $34,521 with a related weighted average annualized interest rate of 5.28%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
During the period ended August 31, 2025, BNY Mellon Small Cap Multi-Strategy Fund was charged $1,429 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $27,123 with a related weighted average annualized interest rate of 5.27%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
During the period ended August 31, 2025, BNY Mellon International Fund was charged $189 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $3,562 with a related weighted average annualized interest rate of 5.31%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
During the period ended August 31, 2025, BNY Mellon Emerging Markets Fund was charged $9,453 for interest expense. These fees are included in Interest expense in the Statements of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended August 31, 2025 was approximately $179,178 with a related weighted average annualized interest rate of 5.28%. As of August 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Administration Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rate: .65% of BNY Mellon Income Stock Fund, .75% of BNY Mellon Mid Cap Multi-Strategy Fund, .85% of BNY Mellon Small Cap Multi-Strategy Fund, .85% of BNY Mellon International Fund, 1.15% of BNY Mellon Emerging Markets Fund and .65% (equity securities), .40% (debt securities) and .15% (money market instruments and other underlying funds, which may consist of affiliated funds and unaffiliated open-end funds, closed-end funds and exchange traded funds) of BNY Mellon Asset Allocation Fund.
For BNY Mellon Income Stock Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, C, I or Y share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. To the extent that is it necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $73,403 during the period ended August 31, 2025.
For BNY Mellon International Fund, the Adviser has contractually agreed from September 1, 2024 through December 31, 2025 to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $455,472 during the period ended August 31, 2025.
For BNY Mellon Emerging Markets Fund, the Adviser has contractually agreed from September 1, 2024 through December 31, 2025 to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $467,921 during the period ended August 31, 2025.
For BNY Mellon Asset Allocation Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expense of the underlying funds, but excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $135,118 during the period ended August 31, 2025.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
No administration fee is applied to assets held in BNY Mellon Asset Allocation Fund which are invested in cash or money market instruments or shares of other underlying funds.
Pursuant to a sub-investment advisory agreement between the Adviser and NIMNA and NIM for each relevant fund, the Adviser pays NIMNA and NIM for each relevant fund a monthly fee at an annual rate set forth in the table below of the respective fund’s average daily net assets or the portion of the respective fund’s average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund.
Annual Fee (as a percentage of average daily net assets allocated to the strategies sub-advised by NIMNA and NIM for each relevant fund)
BNY Mellon Income Stock Fund	.195
BNY Mellon Mid Cap Multi-Strategy Fund	.40
BNY Mellon Small Cap Multi-Strategy Fund	.55
BNY Mellon International Fund	.255
BNY Mellon Emerging Markets Fund	.345
Pursuant to separate sub-investment advisory agreements, Geneva and Boston Partners serve as a sub-adviser responsible for the day-to-day management of their respective portion of BNY Mellon Mid Cap Multi-Strategy Fund’s portfolio. The Adviser pays Boston Partners and Geneva separate monthly fees at an annual percentage of BNY Mellon Mid Cap Multi-Strategy Fund’s average daily net assets allocated to the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy, respectively. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the funds may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the funds to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended August 31, 2025, the Distributor retained $1,189 from commissions earned on sales of BNY Mellon Income Stock Fund Class A shares and $150 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule12b-1 under the Act, Class C shares of BNY Mellon Income Stock Fund pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2025, Class C shares were charged $8,443 pursuant to the Distribution Plan.
(c) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. BNY Mellon Income Stock Fund has also adopted a Shareholder Services Plan with respect to its Class A and Class C shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares, and BNY Mellon Income Stock Fund pays the Distributor at an annual rate of .25% of the value of its Class A and Class C shares, based on the respective fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor, Class A and

NOTES TO FINANCIAL STATEMENTS (continued)
Class C shares were charged during the period ended August 31, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Income Stock Fund
Investor Shares	30,104
Class A	12,582
Class C	2,814
BNY Mellon Mid Cap Multi-Strategy Fund	257,561
BNY Mellon Small Cap Multi-Strategy Fund	60,796
BNY Mellon International Fund	40,311
BNY Mellon Emerging Markets Fund	42,358
BNY Mellon Asset Allocation Fund	25,871
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency services for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares and cash management services for the funds. The majority of Transfer Agent fees for BNY Mellon Income Stock Fund Class A, Class C, Class I and Class Y shares are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. BNY  pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust, excluding BNY Mellon Income Stock Fund, Class A, Class C, Class I and Class Y shares. The below table summarizes the amount each fund was charged during the period ended August 31, 2025, which is included in Shareholder servicing costs in the Statements of Operations. These fees were partially offset by earnings credits for each relevant fund, also summarized in the table below.
	Transfer Agent Fees ($)	Transfer Agent Earnings Credits ($)
BNY Mellon Income Stock Fund	3,975	(394)
BNY Mellon Mid Cap Multi-Strategy Fund	-	(906)
BNY Mellon Small Cap Multi-Strategy Fund	-	(621)
BNY Mellon International Fund	-	(162)
BNY Mellon Emerging Markets Fund	-	(194)
BNY Mellon Asset Allocation Fund	-	(72)

NOTES TO FINANCIAL STATEMENTS (continued)
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended August 31, 2025 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Income Stock Fund	7,320
BNY Mellon Mid Cap Multi-Strategy Fund	44,860
BNY Mellon Small Cap Multi-Strategy Fund	43,503
BNY Mellon International Fund	25,100
BNY Mellon Emerging Markets Fund	115,946
BNY Mellon Asset Allocation Fund	10,279
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon Income Stock Fund	25,502
BNY Mellon Mid Cap Multi-Strategy Fund	49,313
BNY Mellon Small Cap Multi-Strategy Fund	30,333
BNY Mellon International Fund	24,720
BNY Mellon Emerging Markets Fund	24,872
BNY Mellon Asset Allocation Fund	29,691
The funds compensate the Custodian for providing shareholder reporting and regulatory services for the funds. These fees are included in Shareholder and regulatory reports service fees in the Statements of Operations. The below table summarizes the amount each fund was charged for shareholder reporting and regulatory services, during the period ended August 31, 2025.
Shareholder and Regulatory Reports Service Fees ($)
BNY Mellon Income Stock Fund	8,583
BNY Mellon Mid Cap Multi-Strategy Fund	7,583
BNY Mellon Small Cap Multi-Strategy Fund	7,583
BNY Mellon International Fund	7,583
BNY Mellon Emerging Markets Fund	7,583
BNY Mellon Asset Allocation Fund	7,583

NOTES TO FINANCIAL STATEMENTS (continued)
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Distribution Plan Fees ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Shareholder & Regulatory Reports Service Fees ($)	Less Expense Reimbursement ($)
BNY Mellon Income Stock Fund	93,202	20,374	748	3,848	3,000	3,575	785	6,667	(6,299)
BNY Mellon Mid Cap Multi- Strategy Fund	430,218	81,515	-	19,055	10,000	9,181	-	6,000	-
BNY Mellon Small Cap Multi- Strategy Fund	139,617	23,338	-	4,821	10,000	6,149	-	6,000	-
BNY Mellon International Fund	165,898	27,735	-	3,864	6,800	3,338	-	6,000	(38,941)
BNY Mellon Emerging Markets Fund	163,856	20,246	-	3,529	41,999	3,338	-	6,000	(35,865)
BNY Mellon Asset Allocation Fund	157,092	29,761	-	2,323	2,800	3,981	-	6,000	-
(d) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2025.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon Income Stock Fund	143,531,478	213,256,099
BNY Mellon Mid Cap Multi-Strategy Fund	409,831,512	1,050,267,155
BNY Mellon Small Cap Multi-Strategy Fund	182,655,298	322,055,769
BNY Mellon International Fund	179,913,414	224,769,362
BNY Mellon Emerging Markets Fund	104,281,095	165,569,908
BNY Mellon Asset Allocation Fund	118,558,163	133,630,227
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon Income Stock Fund	142,139,363	32,563,842	(4,038,212)	28,525,630
BNY Mellon Mid Cap Multi-Strategy Fund	333,887,907	353,733,200	(9,534,433)	344,198,767
BNY Mellon Small Cap Multi-Strategy Fund	158,220,559	49,588,366	(8,076,391)	41,511,975
BNY Mellon International Fund	197,308,227	38,381,720	(9,349,045)	29,032,675
BNY Mellon Emerging Markets Fund	143,863,865	47,929,322	(22,361,389)	25,567,933
BNY Mellon Asset Allocation Fund	302,513,349	155,840,468	(5,950,854)	149,889,614
NOTE 5—
Plan of Reorganization:
The Board and shareholders of BNY Mellon Income Stock Fund have approved an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Income Stock Fund (the “Predecessor Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Enhanced Dividend and Income ETF (the “Acquiring ETF”). The Predecessor Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, the Predecessor Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Predecessor Fund’s liabilities (the “Reorganization”). As of the end of the reporting period, total reorganization costs were estimated to be approximately $300,000, of which $139,106 was accrued by the Predecessor Fund as of August 31, 2025.
The Reorganization will be consummated on or about the close of business on December 5, 2025 (the “Closing Date”).
In addition, effective October 1, 2025, (i) CDSC applicable to Class C shares (and Class A shares, if applicable) of the Predecessor Fund is no longer imposed on redemptions made by shareholders of the Predecessor Fund before the Reorganization or in connection with the Reorganization, (ii) the applicable front-end sales load is no longer imposed on investments in the Predecessor Fund’s Class A shares, (iii) the Predecessor Fund’s 12b-1 and shareholder services plan is being waived, and (iv) any letters of intent are closed out.
Approximately two weeks prior to Closing Date, the Predecessor Fund’s Class A, Class C, Class I, Class Y, and Investor shares will be converted into Class M shares of the Predecessor Fund (without a CDSC or other charge). The share class conversion is expected to occur approximately two weeks before the Closing Date. The Predecessor Fund’s exchange privilege (exchanges into and out of the fund with other series of the Trust) will be terminated on or about November 21, 2025.
In addition, approximately two weeks before the Reorganization, the Predecessor Fund may, if deemed advisable by the Adviser, effect a share split (either forward or reverse) to approximate the net asset value per share of the Acquiring ETF. After such share split (if any), any fractional shares held by shareholders will be redeemed approximately two business days before the Closing Date.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 6—
Subsequent Event:
Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to BNY Mellon Asset Allocation Fund, pursuant to a sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and INA, with respect to BNY Mellon Asset Allocation Fund. INA, subject to the Adviser’s supervision and approval, provides day-to-day management of BNY Mellon Asset Allocation Fund’s assets pursuant to the Sub-Advisory Agreement. INA is an indirect wholly-owned subsidiary of BNY and is registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of the Funds and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon International Fund, BNY Mellon Emerging Markets Fund and BNY Mellon Asset Allocation Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, a transfer agent, and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
October 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
The following distribution information is being provided in accordance with federal tax law under Sections 854(b)(1)(A) and 854(b)(1)(B) of the Internal Revenue Code.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025. Also, each fund reports the maximum amount allowable but not less than the amounts listed below, if any, as a long-term capital gain dividend or a short-term capital gain dividend paid in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.
	Ordinary Income Dividends ($)	Dividends- Received Deduction (%)†	Long Term Capital Gains ($)	Short Term Capital Gains ($)
BNY Mellon Income Stock Fund	7,798,696	53.54	1.0531	.3792
BNY Mellon Mid Cap Multi-Strategy Fund	11,135,369	94.45	3.7678	.1269
BNY Mellon Small Cap Multi-Strategy Fund	4,159,829	94.56	1.8254	.0513
BNY Mellon International Fund	7,964,623	—	—	—
BNY Mellon Emerging Markets Fund	2,785,914	—	—	—
BNY Mellon Asset Allocation Fund	3,439,367	25.85	.3265	.0104

†	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
For federal tax purposes, the funds elect to provide each shareholder with their portion of each fund’s income sourced from foreign countries and taxes paid from foreign countries, in accordance with Sections 853(a) and 853(c)(2) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2025 calendar year on Form1099-DIV, which will be mailed in early 2026.
The foreign sourced income received and foreign taxes paid for each fund are as follows:
	Foreign Source Income Received ($)	Foreign Taxes Paid ($)
BNY Mellon International Fund	8,113,793	793,588
BNY Mellon Emerging Markets Fund	4,302,946	1,580,796

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the Predecessor Fund shareholders was held on September 10, 2025. The proposal considered at the meeting and the results were as follows:
	Shares
	For	Against	Abstain
To approve an Agreement and Plan of Reorganization for the Predecessor Fund providing for the reorganization of the Predecessor Fund into BNY Mellon Enhanced Dividend and Income ETF	15,771,948	32,464	58,215

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. Each fund is charged for services performed by each fund’s Chief Compliance Officer. Compensation paid by each fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statements of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by each fund during the period is shown in the table below.
Aggregate Amount of Trustees’ fees and expenses and Chief Compliance Officer fees ($)
BNY Mellon Income Stock Fund	54,624
BNY Mellon Mid Cap Multi-Strategy Fund	188,633
BNY Mellon Small Cap Multi-Strategy Fund	65,738
BNY Mellon International Fund	60,397
BNY Mellon Emerging Markets Fund	53,242
BNY Mellon Asset Allocation Fund	99,682

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 24-25, 2025, the Board considered the renewal of (i) the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Management Agreement”); (ii) the separate Sub-Investment Advisory Agreements with respect to BNY Mellon Mid Cap Multi-Strategy Fund, pursuant to which (a) Boston Partners Global Investors, Inc. (“Boston Partners”) provides day-to-day management of the fund’s investments allocated to the Boston Partners Mid Cap Value Strategy, (b) Geneva Capital Management, LLC (“Geneva”) provides day-to-day management of the portion of the fund’s investments allocated to the Geneva Mid Cap Growth Strategy, and (c) Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the portion of the fund’s investments allocated to the Opportunistic Mid Cap Value Strategy and Mid Cap Growth Strategy; (iii) the Sub-Investment Advisory Agreement with respect to BNY Mellon Small Cap Multi-Strategy Fund, pursuant to which NIMNA provides day-to-day management of the portion of the fund’s investments allocated to the Opportunistic Small Cap Strategy, the Small Cap Value Strategy and the Small Cap Growth Strategy; (iv) the Sub-Investment Advisory Agreement with respect to BNY Mellon Income Stock Fund, pursuant to which NIMNA provides day-to-day management of the fund’s investments; (v) the Sub-Investment Advisory Agreement with respect to BNY Mellon International Fund, pursuant to which NIMNA provides day-to-day management of the fund’s investments; (vi) the Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which Newton Investment Management Limited (“NIM”) provides day-to-day management of the fund’s investments; (vii) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Income Stock Fund, BNY Mellon Mid Cap Multi-Strategy Fund – Opportunistic Mid Cap Value Strategy and Mid Cap Growth Strategy, and BNY Mellon Small Cap Multi-Strategy – Opportunistic Small Cap Value Strategy and Small Cap Growth Strategy, pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the applicable funds’ investments; and (viii) the Sub-Sub-Investment Advisory Agreement with respect to BNY Mellon Emerging Markets Fund, pursuant to which NIM may use the investment advisory personnel, resources and capabilities available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. The Management Agreement, together with the Sub-Investment Advisory Agreements and the Sub-Sub-Investment Advisory Agreements, are referred to as the “Agreements,” Boston Partners, Geneva, NIMNA and NIM are each referred to as a “Sub-Adviser” and collectively as “Sub-Advisers,” and BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Emerging Markets Fund, BNY Mellon Income Stock Fund, BNY Mellon International Fund, and BNY Mellon Small Cap Multi-Strategy Fund are referred to collectively as “Sub-Advised Funds.” The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services referenced above. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.
The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as, for the Sub-Advised Funds, the Adviser’s supervisory activities over the Sub-Adviser(s). The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s

Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). At the Adviser’s request, the Board also reviewed reports prepared by Broadridge with respect to BNY Mellon Asset Allocation Fund, a “fund of funds,” which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of funds of funds selected by Broadridge as comparable to the fund (the “Funds of Funds Performance Group”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Funds of Funds Performance Group (the “Funds of Funds Expense Group”) and with a broader group of funds consisting of the funds in the Funds of Funds Expense Group and Funds of Funds in the fund’s Expense Universe (the “Funds of Funds Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe and representatives of the Adviser informed the Board of the methodology Broadridge used to select the funds in the Funds of Funds Performance Group and the Funds of Funds Expense Group and the funds in the Funds of Funds Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
For the Sub-Advised Funds, the Board considered the fee payable to the Sub-Adviser(s) in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser(s) and the Adviser. The Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser, out of its fee from the relevant fund, and not the fund.
For each of BNY Mellon Mid Cap Multi-Strategy Fund, BNY Mellon Small Cap Multi-Strategy Fund, BNY Mellon Asset Allocation Fund and BNY Mellon Emerging Markets Fund, representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser in the same Lipper category as the fund (the “Similar Fund(s)”) and explained the nature of the Similar Fund(s). They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. For each such fund, the Board considered the relevance of the fee information provided for the Similar Fund(s) to evaluate the appropriateness of the fund’s management fee. For each such fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or, for the Sub-Advised Funds, the Sub-Adviser(s), that are considered to have similar investment strategies and policies as the fund.
For BNY Mellon Income Stock Fund, representatives of the Adviser reviewed with the Board the management or advisory fees (1) paid by a Similar Fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising the one or more separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (together with the Similar Fund, the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
For BNY Mellon International Fund, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
BNY Mellon Asset Allocation Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as mixed-asset target allocation growth funds by Lipper and to that of its Funds of Funds Performance Group consisted of funds classified as mixed-asset target allocation growth funds of funds.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the three-, four- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods, except for the one- and five-year periods when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s total return performance was at or above the Funds of Funds Performance Group median for all periods, except for the two-, three- and four-year periods when the fund’s total return performance was below the Funds of Funds Performance Group median. The Board also reviewed performance attribution information relating to each fund strategy to which fund assets were allocated and the managers and underlying funds responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2024, which showed that eight out of the fourteen managers/underlying funds in the strategies to which fund assets were allocated performed at or better than the respective benchmark index. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star rating from Morningstar for the five-year period based on Morningstar’s risk-adjusted return measure. Management confirmed that the fund continued to apply consistent investment strategies and performed in a manner management expected under then-current market conditions.
The Board considered that the fund invests a portion of its assets in underlying mutual funds (“Acquired Funds”) and that the fund’s pro rata share of the expenses of the Acquired Funds was included in the fund’s total expenses used to determine its rankings in the Expense Group, Expense Universe (even though not all other funds in the Expense Group and Expense Universe invest in underlying funds), Funds of Funds Expense Group and Funds of Funds Expense Universe. Moreover, unlike most funds in the Funds of Funds Expense Group and Funds of Funds Expense Universe, the fund may invest directly in equity securities and fixed-income securities and money market instruments. The Board considered that the fund’s contractual management fee was higher than the Expense Group median and higher than the Funds of Funds Expense Group median contractual management fee; the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee (lowest in the Expense Group) and higher than the Funds of Funds Expense Group median and higher than the Funds of Funds Expense Universe median actual management fee; and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses (lower without Acquired Fund expenses) and higher than the Funds of Funds Expense Group median and lower than the Funds of Funds Expense Universe median total expenses (including Acquired Fund expenses). The Board determined that the fee payable by the fund pursuant to the Management Agreement was based on services provided that were in addition to, rather than duplicative of, the services provided under the advisory contracts of the Acquired Funds in which the fund invested.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses of neither class of fund shares (including indirect fees and expenses of the underlying funds, but excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87%.
BNY Mellon Mid Cap Multi-Strategy Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as mid-cap growth funds by Lipper.

The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and three-year periods when the fund’s total return performance was at or above the Performance Group median, and was below the Performance Universe median for all periods, except for the three-, four- and five-year periods when the fund’s total return performance was above the Performance Universe median. The Board also reviewed performance attribution information relating to each fund strategy and the managers responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2024, which showed that one out of the fund’s five strategies performed better than the respective benchmark index. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star overall rating, and a four-star rating for the ten-year period, from Morningstar based on Morningstar’s risk-adjusted return measures. It was noted that the Performance Group and Performance Universe were comprised of mid-cap growth funds, whereas the fund allocates its assets among multiple investment strategies which include mid-cap growth, value and core investment strategies. Management confirmed that the fund continued to apply consistent investment strategies and performed in a manner management expected under then-current market conditions.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
BNY Mellon Small Cap Multi-Strategy Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as small-cap core funds by Lipper.
The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Universe median. The Board also reviewed performance attribution information relating to each fund strategy and the managers responsible for the strategy compared to the strategy’s benchmark index for the one-year period ended December 31, 2024, which showed that two of the three fund’s strategies performed above the respective benchmark index. It was noted that the Performance Group and Performance Universe were comprised of small-cap core funds, whereas the fund allocates its assets among multiple investment strategies which include small-cap growth, value and core investment strategies. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the managers responsible for the fund’s strategies are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
BNY Mellon Income Stock Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as equity income funds by Lipper.
The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods, except for the two-year period where the fund’s total return performance was below the Performance Group and Performance Universe medians. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four-star overall rating and a five-star rating for the three-year period and a four-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of Class A, C, I or Y shares classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90%.
BNY Mellon International Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as international multi-cap core funds by Lipper.
The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio manager responsible for the fund is very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and approximately equivalent to Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December31, 2025, to waive receipt of a portion of its management fee in the amount of .20% of the value of the fund’s average daily net assets.
BNY Mellon Emerging Markets Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as emerging markets funds by Lipper.
The Board discussed with representatives of the Adviser and Sub-Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the four-year period when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted management’s efforts to improve performance. The Adviser also provided a comparison for the fund’s calendar year total returns to the returns of the fund’s benchmark index.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of a portion of its management fee in the amount of .25% of the value of the fund’s average daily net assets.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangements for certain funds and the effect each such arrangement had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser(s), including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays each Sub-Adviser pursuant to the respective Sub-Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading certain fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund, and by the Sub-Adviser to the applicable Sub-Advised Fund, are satisfactory and appropriate.
●With respect to BNY Mellon Emerging Markets Fund and BNY Mellon International Fund, the Board was satisfied with the manner in which the Adviser monitors and evaluates the performance of each Sub-Adviser and with each fund’s long-term performance.
●With respect to BNY Mellon Mid Cap Multi-Strategy Fund and BNY Mellon Small Cap Multi-Strategy Fund and, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.
●With respect to BNY Mellon Asset Allocation Fund and BNY Mellon Income Stock Fund, the Board was satisfied with each fund’s performance.
●With respect to each fund, as applicable, the Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the fees charged by the Adviser under the Management Agreement with respect BNY Mellon Asset Allocation Fund were for services in addition to, and not duplicative of, services provided under the advisory contracts of the Acquired Funds in which the fund invested.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the respective Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser (and, for the Sub-Advised Funds, the Sub-Adviser(s)) and the services provided to the fund pursuant to the respective Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the respective Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreements, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement(s) for each fund.

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRAR0825-EQ

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon National Intermediate Municipal Bond Fund	MPNIX	MINMX
BNY Mellon National Short-Term Municipal Bond Fund	MPSTX	MINSX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	MMBMX	MMBIX
BNY Mellon Municipal Opportunities Fund	MOTMX	MOTIX
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon National Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4%
Alabama — 2.9%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,588,844
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,458,255
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(a)	4.00	12/1/2026	10,000,000	10,104,267
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,397,631
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,348,718
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,089,121
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,551,799
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	510,983
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,070,606
				51,120,224
Alaska — .7%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,120,000	3,085,583
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2030	1,610,000	1,791,485
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2031	2,740,000	3,059,673
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,475,000	3,899,422
				11,836,163
Arizona — 2.3%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	3,450,000	3,121,977
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	705,294
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	712,405
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	718,733
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	858,040
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	5.00	7/1/2035	880,000	922,748
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,615,185
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	952,494
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,050,282
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	886,114
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,051,734
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,109,101
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,427,947
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	4,009,027
				41,141,081
2

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,051,565
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,200,384
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,218,304
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	524,325
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2032	200,000	224,723
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2033	600,000	667,591
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2034	330,000	363,822
Beaver Water District of Benton & Washington Counties, Revenue Bonds	5.00	4/15/2035	390,000	425,039
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,333,050
				8,008,803
California — 6.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,518,415
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,986,505
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,952,567
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,482,079
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,877,985
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	7,907,419
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,155,624
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,409,448
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(a)	5.00	8/1/2033	2,500,000	2,719,351
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	312,310
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	259,383
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,298,291
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,936,628
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,149,266
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000	5,682,984
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	315,272
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	222,890
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	229,951
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	241,071
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	299,174
3

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
California — 6.0% (continued)
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	359,728
California Municipal Finance Authority, Revenue Bonds, Refunding (Humangood – California Obligated Group) Ser. A	5.00	10/1/2040	3,840,000	3,908,953
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,243,172
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2040	1,000,000	1,051,057
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2041	1,000,000	1,043,589
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2042	625,000	646,156
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	1,585,000	1,701,384
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2038	6,825,000	7,141,166
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2041	2,100,000	2,135,527
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(b)	0.00	8/1/2033	4,000,000	3,108,199
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (3 Month TSFR +0.55%)(c)	3.52	6/1/2034	7,630,000	7,419,593
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,188,404
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2034	3,000,000	3,112,195
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	1,965,284
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	518,729
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,045,115
				105,544,864
Colorado — 1.8%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,002,918
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,118,986
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B(a)	5.00	11/15/2030	10,000,000	10,939,582
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	1,725,000	1,747,989
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,970,000	1,982,506
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,343,449
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,169,329
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,477,352
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,067,713
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,043,397
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,385,798
				32,279,019
Connecticut — 2.3%
Ansonia, COP (Ansonia Fuel Cell Project)	4.13	12/1/2034	2,250,000	2,308,981
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,459,835
Connecticut, GO, Ser. A	5.00	3/15/2033	2,000,000	2,277,327
4

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Connecticut — 2.3% (continued)
Connecticut, GO, Ser. A	5.00	3/15/2034	2,250,000	2,570,931
Connecticut, GO, Ser. A	5.00	3/15/2036	2,250,000	2,536,282
Connecticut, GO, Ser. A	5.00	3/15/2040	1,850,000	1,983,576
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B2(a)	5.00	7/1/2032	10,000,000	11,225,863
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	991,971
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,682,442
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,007,647
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	285,000	286,043
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,760,910
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,360,072
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,336,325
				39,788,205
District of Columbia — 2.0%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,207,522
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	4,987,741
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,107,564
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,022,867
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,601,905
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,234,943
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	954,922
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,180,556
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,077,910
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,682,070
				36,058,000
Florida — 3.2%
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,010,636
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,425,850
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	8,999,931
Miami-Dade County, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,056,633
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,538,252
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,220,449
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,654,214
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B	5.25	4/1/2036	10,000,000	11,277,474
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,043,574
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,166,890
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,129,876
5

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Florida — 3.2% (continued)
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,314,088
Tampa, Revenue Bonds (Insured; Build America Mutual) Ser. C	3.00	10/1/2036	4,940,000	4,515,602
				56,353,469
Georgia — 3.0%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,041,059
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	823,608
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	764,562
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,113,580
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,207,092
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,050,608
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,159,082
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,680,086
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	10,149,924
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,238,837
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	11,007,911
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,127,198
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,330,077
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	7,500,000	8,029,822
				52,723,446
Hawaii — .6%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,683,052
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,549,489
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2034	750,000	857,093
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A	5.00	7/1/2035	1,500,000	1,714,287
				9,803,921
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. B(a)	5.00	3/1/2032	4,000,000	4,346,541
Idaho Health Facilities Authority, Revenue Bonds (St. Luke’s Health System Project) Ser. C(a)	5.00	3/1/2035	2,500,000	2,693,582
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	583,069
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	412,095
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	275,381
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2030	500,000	544,253
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2032	400,000	441,858
				9,296,779
Illinois — 9.9%
Chicago, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,020,225
6

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Illinois — 9.9% (continued)
Chicago, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,398,982
Chicago, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,338,440
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,027,022
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,418,174
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,752,347
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,842,410
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000	5,745,036
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	3,350,000	3,534,562
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,717,868
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,536,092
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2034	2,750,000	3,098,957
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000	1,475,872
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,742,370
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,016,703
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,262,627
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,246,622
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	976,034
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,220,634
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	1,862,154
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,552,676
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,237,609
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,514,192
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	528,459
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,222,156
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,329,710
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,222,292
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,710,699
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,647,667
Illinois, GO, Refunding (Insured; Assured Guaranty Corp.)	4.00	2/1/2030	7,250,000	7,331,435
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	15,000,000	15,930,177
Illinois Finance Authority, Revenue Bonds (Provident Group-UIC Grenshaw Parking Properties LLC-University of Illinois Chicago Parking Structure Project) Ser. A	5.00	10/1/2039	2,010,000	2,175,247
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2030	855,000	919,802
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2031	910,000	982,176
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2032	960,000	1,027,372
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2033	695,000	737,297
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2034	730,000	767,861
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2035	770,000	803,487
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,039,344
Illinois Finance Authority, Revenue Bonds, Refunding (UChicago Medicine) Ser. A1(a)	5.00	8/15/2030	4,000,000	4,361,341
7

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Illinois — 9.9% (continued)
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,232,934
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000	4,941,360
Maine Township High School District No. 207, GO	3.00	12/1/2032	1,650,000	1,589,179
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	7,200,000	7,777,056
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2043	3,000,000	3,102,067
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding, Ser. A	5.25	4/1/2044	2,000,000	2,058,182
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,289,210
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	1,996,726
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,430,006
				174,690,850
Indiana — 2.9%
Clark-Pleasant Community School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,575,000	1,642,062
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,000,000	1,040,344
Columbus Multi School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,050,000	1,073,231
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	765,994
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	811,365
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,640,339
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	5,000,000	5,283,005
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	5,000,000	5,469,602
Indiana Finance Authority, Revenue Bonds, Refunding (Indiana University Health) Ser. D4(a)	5.00	10/1/2035	6,000,000	6,567,381
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,072,335
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2037	3,825,000	4,128,609
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond) (Insured; State Aid Intercept)	5.00	7/15/2038	2,940,000	3,133,348
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	730,481
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,534,144
Twin Lakes School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	1/15/2044	1,500,000	1,528,049
Wawasee High School Building Corp., Revenue Bonds (Insured; State Aid Intercept)	5.00	7/15/2041	1,975,000	2,060,567
Whiting, Revenue Bonds, Refunding (BP Products North America)(a)	5.00	6/5/2026	10,000,000	10,120,047
				50,600,903
Iowa — .1%
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2037	1,175,000	1,308,181
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2040	1,000,000	1,075,357
				2,383,538
Kentucky — 2.2%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2043	2,420,000	2,487,061
8

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Kentucky — 2.2% (continued)
Kentucky Property & Building Commission, Revenue Bonds (Project No. 132) Ser. A	5.00	4/1/2045	3,750,000	3,815,712
Kentucky Property & Building Commission, Revenue Bonds, Ser. A	5.00	10/1/2044	2,150,000	2,206,516
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,574,861
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	8,620,000	8,754,095
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	10,000,000	10,651,094
				38,489,339
Louisiana — 1.1%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,693,909
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2036	1,330,000	1,466,604
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.00	7/15/2037	1,430,000	1,559,994
Louisiana State Gasoline & Fuels, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2032	5,000,000	5,639,305
Louisiana State Gasoline & Fuels, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2033	2,195,000	2,484,790
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,044,821
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,019,397
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,243,817
				19,152,637
Maine — .2%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2037	3,000,000	3,258,355
Maryland — 1.6%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,928,521
Maryland, GO, Ser. A	4.00	3/15/2035	5,000,000	5,105,706
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	1,495,000	1,501,799
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	965,026
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,502,693
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,496,806
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,687,366
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,251,605
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	733,246
Maryland Department of Transportation, Revenue Bonds, Ser. A	3.00	10/1/2031	4,000,000	3,992,592
Maryland Stadium Authority, Revenue Bonds (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000	8,474,372
				28,639,732
Massachusetts — 1.7%
Massachusetts, GO, Refunding, Ser. A	5.00	7/1/2035	2,000,000	2,285,716
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	5,000,000	5,699,259
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T2(a)	5.00	10/1/2035	7,000,000	7,587,462
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	4,971,942
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,095,013
9

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Massachusetts — 1.7% (continued)
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,378,727
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	3.95	12/1/2037	5,200,000	5,200,000
				30,218,119
Michigan — 1.2%
L’Anse Creuse Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. I	5.00	5/1/2042	1,500,000	1,577,394
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,750,304
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,492,438
Michigan Hospital Finance Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	6/1/2032	5,000,000	5,437,891
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,196,158
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	11/15/2029	600,000	656,194
				21,110,379
Minnesota — 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,348,573
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,176,168
Minnesota Health & Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	3,962,924
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	160,000	160,667
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,065,252
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,046,662
				17,760,246
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,015,986
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2038	4,210,000	4,579,055
Kansas City, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2039	2,175,000	2,340,020
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,515,614
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,008,545
Missouri Health & Educational Facilities Authority, Revenue Bonds, Ser. C(a)	5.00	4/1/2035	5,000,000	5,533,620
				18,992,840
Montana — .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	475,000	474,955
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2027	500,000	521,310
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group)	5.00	8/15/2029	1,200,000	1,296,190
				2,292,455
Nebraska — .8%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,294,506
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,280,000	2,423,645
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,217,600
10

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Nebraska — 0.8% (continued)
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,042,311
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,436,670
				13,414,732
Nevada — 1.5%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	10,602,823
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,407,957
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	5,005,000	4,696,088
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,075,000	1,084,560
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,020,434
				26,811,862
New Jersey — 4.8%
Casino Reinvestment Development Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,115,741
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,100,973
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,370,000	1,517,788
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,508,169
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,677,778
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,567,614
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,764,518
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,362,222
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,109,486
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	1,000,000	990,973
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,015,224
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2031	8,725,000	9,691,461
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2035	5,000,000	5,656,297
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2036	5,000,000	5,465,245
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000	8,194,114
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,858,019
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,824,464
The Passaic County Improvement Authority, Revenue Bonds (Paterson Charter School for Science and Technology Project)	4.13	7/1/2033	600,000	604,209
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,365,199
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,387,427
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,275,472
				84,052,393
11

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,565,000	1,544,456
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	2,993,084
				4,537,540
New York — 11.4%
Battery Park City Authority, Revenue Bonds, Refunding, Ser. D2(d)	3.90	11/1/2038	1,500,000	1,500,000
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	5,500,000	5,753,225
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,176,794
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	10,000,000	10,691,045
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	7,424,179
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,232,751
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,616,843
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	4,879,151
New York City, GO (LOC; Mizuho Bank Ltd) Ser. G6(d)	3.88	4/1/2042	8,100,000	8,100,000
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,152,697
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,359,094
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	11,056,523
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,243,394
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	3,000,474
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	2,000,000	2,157,235
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000	5,026,600
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	11/1/2033	4,000,000	4,517,791
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	3,250,000	3,416,505
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(e)	5.00	11/15/2044	15,400,000	14,965,882
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(e)	5.15	11/15/2034	3,500,000	3,502,745
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,510,468
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	3,914,377
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2036	4,000,000	4,405,522
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2037	6,000,000	6,526,574
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2038	2,000,000	1,917,961
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	1,886,296
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	3,500,000	3,541,429
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	4,914,310
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	10,577,363
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,136,039
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	8,980,292
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	1,999,899
12

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
New York — 11.4% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,367,962
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.25	8/1/2047	5,000,000	5,059,303
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	622,411
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,142,517
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,029,929
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(b)	0.00	11/15/2029	10,000,000	8,867,453
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,766,799
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,101,157
				200,040,989
Ohio — 1.6%
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2030	1,405,000	1,514,338
Columbus Regional Airport Authority, Revenue Bonds, Refunding (John Glenn Columbus International Airport) Ser. A	5.00	1/1/2031	5,910,000	6,417,959
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	662,745
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	525,597
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,396,253
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,389,946
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	2,642,615
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	480,000	483,022
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	640,000	642,124
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,051,236
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,535,892
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,251,531
				27,513,258
Oklahoma — 1.1%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,966,405
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,084,064
Oklahoma Industries Authority, Revenue Bonds (Oklahoma City Public Schools Project)	5.00	4/1/2033	3,000,000	3,347,641
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2039	5,000,000	5,439,723
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. B(f)	5.00	1/1/2032	1,600,000	1,785,516
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2032	1,600,000	1,792,580
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2033	1,050,000	1,179,773
				19,595,702
Oregon — 1.9%
Oregon, GO, Ser. E	5.00	6/1/2040	2,405,000	2,501,173
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2030	225,000	249,637
13

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Oregon — 1.9% (continued)
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2031	325,000	364,340
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2032	350,000	395,541
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2033	300,000	340,865
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2034	300,000	342,045
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2035	275,000	309,530
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2036	280,000	311,953
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	6,015,155
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,105,236
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,721,412
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,105,000	2,158,582
				33,815,469
Pennsylvania — 5.8%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000	2,050,318
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,082,615
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,056,516
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000	4,233,274
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	941,868
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,015,000	5,414,468
Pennsylvania, GO	3.00	5/15/2034	5,280,000	4,924,518
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,742,676
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,042,146
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,616,088
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	811,432
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,257,586
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000	2,567,761
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,382,718
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.95	10/1/2038	6,645,000	6,763,512
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,963,933
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,691,765
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	610,000	610,705
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,259,282
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,618,722
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,060,799
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,073,837
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2033	5,125,000	5,614,147
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2036	5,775,000	6,185,881
14

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Pennsylvania — 5.8% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2039	8,320,000	8,793,316
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,116,685
The Pennsylvania State University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,036,760
				101,913,328
Rhode Island — 2.0%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,010,218
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,015,447
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,388,140
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,601,488
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2042	4,750,000	4,914,419
Rhode Island Health and Educational Building Corp., Revenue Bonds (Central Falls Public School Projects)	5.00	5/15/2041	1,595,000	1,652,729
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; GNMA) Ser. 70	4.00	10/1/2049	1,695,000	1,708,067
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	4,815,000	4,779,535
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	575,059
				34,645,102
South Carolina — .9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B1(a)	5.00	11/1/2030	5,000,000	5,470,359
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	11/1/2032	2,500,000	2,716,610
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,675,747
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,534,901
				16,397,617
Tennessee — 1.5%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	3.98	1/1/2033	1,905,000	1,905,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA) Ser. PO(d)	3.98	11/1/2035	3,400,000	3,400,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,610,945
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(d)	3.95	2/1/2036	2,300,000	2,300,000
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,963,278
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(a)	5.00	5/1/2028	1,105,000	1,147,126
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	385,000	385,047
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	395,000	397,581
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,052,497
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,062,113
Williamson County, GO	3.10	4/1/2035	2,185,000	2,088,766
				26,312,353
15

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Texas — 11.0%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,548,706
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,301,199
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,102,928
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	10,905,162
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,313,591
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,121,665
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2039	5,150,000	5,399,613
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,468,825
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,233,630
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	1,966,961
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	964,898
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	1,844,405
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	8/15/2038	1,000,000	931,219
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	489,170
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	946,691
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2035	4,310,000	4,074,356
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding, Ser. A	3.00	3/1/2036	4,330,000	4,001,109
FW Texas Street Public Facility Corp., Revenue Bonds (River Project)	5.00	5/1/2038	5,000,000	4,955,216
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,084,280
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	5,858,001
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,641,132
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,474,876
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,735,278
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	105,075
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	265,827
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	535,249
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,057,079
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	319,970
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	529,713
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,343,568
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,028,611
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,008,388
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2044	4,000,000	4,075,633
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Corp.)	5.00	5/15/2041	3,710,000	3,857,814
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2032	6,250,000	6,803,253
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds, Refunding(d)	3.95	5/1/2046	4,600,000	4,600,000
16

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Texas — 11.0% (continued)
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,726,371
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,039,205
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,763,174
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,888,108
Northwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2039	1,940,000	2,059,748
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,178,676
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,080,566
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,064,602
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,087,298
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	2,976,300
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Health Resources System) Ser. C(a)	5.00	11/15/2032	10,000,000	11,035,021
Texas, GO, Ser. B(d)	2.75	12/1/2043	4,495,000	4,495,000
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	8,754,753
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,853,605
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,221,992
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,502,385
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,493,034
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,313,229
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,223,705
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	1,982,917
Texas Water Development Board, Revenue Bonds (Sustainable Bond)	4.50	10/15/2037	5,700,000	5,895,344
Texas Water Development Board, Revenue Bonds, Ser. B	4.00	10/15/2037	10,000,000	9,998,317
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,767,488
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,419,415
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,473,823
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,536,460
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,589,713
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,747,863
				194,061,203
U.S. Related — .8%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	102,828
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	104,131
17

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
U.S. Related — 0.8% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	262,794
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	142,875
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	211,533
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	210,920
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	105,325
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	240,032
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,044,521
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,041,456
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,080,353
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2032	1,000,000	1,086,880
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2033	1,000,000	1,083,779
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2034	1,000,000	1,085,808
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2040	1,110,000	1,161,248
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2041	1,060,000	1,098,741
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2042	1,000,000	1,030,284
Puerto Rico, GO, Ser. A(b)	0.00	7/1/2033	25,549	17,892
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,424
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,111
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	14,226
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	18,131
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	17,899
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,661
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	22,973
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	22,976
Puerto Rico, Notes, Ser. CW(d)	2.63	11/1/2043	114,305	71,869
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(g)	5.25	7/1/2018	2,500,000	1,653,125
				14,991,795
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,111,119
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,106,482
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	3,954,006
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,583,191
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,058,774
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,458,832
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2045	3,180,000	3,194,986
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2029	200,000	216,645
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2030	215,000	235,950
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Corp.)	5.00	5/1/2031	235,000	259,676
				17,179,661
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,097,333
Washington — 3.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,098,115
18

BNY Mellon National Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Washington — 3.1% (continued)
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) (Insured; HUD SECT 8) Ser. A1	5.00	1/1/2028	5,225,000	5,261,417
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2040	1,040,000	1,045,710
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,352,472
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,063,423
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,907,798
Washington, GO, Refunding, Ser. R2023B	5.00	7/1/2038	11,690,000	12,583,349
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2036	4,000,000	4,409,234
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2037	1,860,000	2,037,771
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center) Ser. A	5.00	3/1/2038	2,000,000	2,170,638
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,584,150
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2034	435,000	399,455
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(e)	3.00	12/1/2035	445,000	398,898
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,041,371
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	517,439
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	536,000
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	855,814
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	537,400
				54,800,454
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. B(a)	5.00	6/1/2033	3,250,000	3,467,284
Wisconsin — .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,012,614
Total Investments (cost $1,776,530,980)			99.4%	1,749,204,056
Cash and Receivables (Net)			.6%	10,771,742
Net Assets			100.0%	1,759,975,798

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
19

SCHEDULES OF INVESTMENTS (continued)
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $19,266,980 or 1.1% of net assets.

(f)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2025.
(g)	Non-income producing—security in default.

BNY Mellon National Intermediate Municipal Bond Fund
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	43	12/19/2025	4,998,744	5,012,188	(13,444)
Gross Unrealized Depreciation					(13,444)
See notes to financial statements.
20

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon National Short-Term Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4%
Alabama — 2.3%
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000	420,958
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000	453,394
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000	1,048,153
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	7,360,000	7,670,749
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2027	500,000	520,221
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2028	785,000	830,048
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2)	5.00	5/1/2026	750,000	758,679
				11,702,202
Alaska — .9%
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2028	2,495,000	2,685,259
Alaska International Airports System, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2029	1,825,000	2,002,048
				4,687,307
Arizona — 2.4%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000	4,213,587
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	2,000,000	2,020,693
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1(a)	5.00	5/15/2026	2,750,000	2,784,095
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D(a)	5.00	5/15/2026	3,125,000	3,175,182
				12,193,557
Arkansas — .5%
Arkansas Development Finance Authority, Revenue Bonds (Division of Emergency Management Project)	4.00	6/1/2029	1,000,000	1,024,425
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2027	755,000	772,790
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2028	820,000	851,975
				2,649,190
California — 2.9%
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. C	4.25	12/1/2027	1,000,000	1,013,519
Inglewood Unified School District, GO, Ser. B	5.00	8/1/2030	640,000	710,419
Los Angeles Department of Water & Power, Revenue Bonds	5.00	7/1/2028	2,245,000	2,393,660
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2028	1,000,000	1,066,218
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	500,000	526,732
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,015,000	2,225,489
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	1,015,000	1,082,211
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	2,750,000	2,965,476
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	580,000	601,866
21

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
California — 2.9% (continued)
Los Angeles Department of Water & Power Water System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,375,000	1,466,050
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000	612,444
				14,664,084
Colorado — 2.8%
Colorado, COP, Ser. J	5.00	3/15/2032	2,070,000	2,133,275
Colorado Health Facilities Authority, Revenue Bonds (AdventHealth Obligated Group) Ser. A(a)	5.00	11/15/2029	1,000,000	1,085,355
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventhealth Obligated Group)(a)	5.00	11/15/2028	2,875,000	3,057,056
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2029	790,000	856,280
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/17/2026	3,605,000	3,683,815
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	875,000	880,555
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. K	3.88	5/1/2050	1,215,000	1,226,440
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,410,000	1,401,270
				14,324,046
Connecticut — 1.9%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. A3(a)	2.95	7/1/2027	2,105,000	2,117,718
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	7/1/2030	5,350,000	5,934,471
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	203,056
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,355,000	1,365,718
				9,620,963
Delaware — .4%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	6.00	1/1/2055	1,020,000	1,123,373
University of Delaware, Revenue Bonds, Refunding, Ser. C(b)	3.90	11/1/2037	1,000,000	1,000,000
				2,123,373
District of Columbia — 1.7%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	2,750,000	2,837,874
District of Columbia, DC, GO, Refunding, Ser. A	5.00	6/1/2031	2,060,000	2,137,227
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,502,657
Metropolitan Washington Airports Authority Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,250,000	2,302,155
				8,779,913
Florida — 7.5%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2028	1,750,000	1,874,800
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,390,000	1,440,488
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000	1,875,000
County of Miami-Dade FL Aviation Revenue, Revenue Bonds, Refunding	5.00	10/1/2028	1,135,000	1,163,623
Florida Insurance Assistance Interlocal Agency, Inc., Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	3,410,000	3,490,356
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000	1,529,314
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000	1,635,747
22

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Florida — 7.5% (continued)
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2029	3,510,000	3,853,403
Lee County Housing Finance Authority, Revenue Bonds(a)	3.50	12/1/2027	2,850,000	2,876,843
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2027	1,000,000	1,034,513
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Historic Convention Village)(Insured; Assured Guaranty Corp.)	5.00	2/1/2028	1,625,000	1,719,761
Miami-Dade County Housing Finance Authority, Revenue Bonds, Ser. A(a)	3.25	8/1/2029	5,000,000	5,037,845
Orange County Convention Center/Orlando, Revenue Bonds, Ser. A	5.00	10/1/2031	1,000,000	1,022,230
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2028	1,750,000	1,880,380
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2029	2,250,000	2,464,726
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2030	1,100,000	1,223,179
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2027	800,000	827,839
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	3/1/2028	750,000	793,146
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2027	1,250,000	1,293,499
Southeast Overtown Park West Community Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	3/1/2028	1,000,000	1,057,528
				38,094,220
Georgia — 3.3%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Revenue Bonds (Cobb Galleria Centre Project)	5.00	10/1/2027	375,000	394,652
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2027	500,000	517,026
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2027	500,000	521,960
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	12/1/2028	835,000	884,770
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000	1,002,256
Main Street Natural Gas, Revenue Bonds, Ser. E	5.00	12/1/2028	2,225,000	2,347,039
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B	5.00	12/1/2030	3,300,000	3,540,823
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	9/1/2029	5,000,000	5,473,840
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)(a)	3.38	3/12/2027	2,000,000	2,006,552
				16,688,918
Hawaii — .7%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000	2,088,537
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group) Ser. A	5.00	7/1/2027	1,535,000	1,602,952
				3,691,489
Illinois — 5.5%
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2026	3,000,000	3,023,520
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000	1,032,797
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000	2,115,148
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000	1,038,413
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000	1,114,184
Illinois, GO, Ser. C	5.00	5/1/2029	550,000	594,915
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000	2,874,602
Illinois, Revenue Bonds, Ser. A	5.00	6/15/2030	1,405,000	1,538,150
23

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Illinois — 5.5% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2027	490,000	508,755
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2028	515,000	543,247
Illinois Finance Authority, Revenue Bonds, Refunding (Noble Network of Charter Schools) Ser. A	5.00	9/1/2029	810,000	865,107
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. C(c)	5.00	1/1/2030	620,000	681,187
Illinois Housing Development Authority, Revenue Bonds (Hope Manor Village Joliet)(Insured; HUD SECT 8)(a)	3.15	2/1/2028	2,000,000	2,012,272
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000	1,323,371
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding, (Mccormick Place Expansion Project) Ser. A	5.00	6/15/2029	3,000,000	3,127,380
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Ser. C	5.00	12/1/2030	1,000,000	1,117,710
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	1,000,000	1,078,331
State of Illinois, GO, Refunding, Ser. B	5.00	10/1/2028	1,025,000	1,095,739
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg, GO, Refunding (Rock Valley College) Ser. B	5.00	1/1/2029	2,145,000	2,315,873
				28,000,701
Indiana — 4.9%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	1,000,000	1,056,601
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000	5,108,519
Indiana Finance Authority, Revenue Bonds, (Deaconess Health System Obligated Group) Ser. A(d)	4.00	9/1/2026	2,500,000	2,539,209
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2029	1,500,000	1,555,367
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(a)	5.00	10/1/2029	4,250,000	4,569,313
Indiana Finance Authority, Revenue Bonds, Refunding, (Indianapolis Power & Light Company Project) Ser. B(a)	0.95	4/1/2026	3,300,000	3,252,799
Rockport, Revenue Bonds, Refunding, Ser. A(a)	3.70	6/1/2029	3,650,000	3,705,062
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2028	710,000	748,839
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2028	840,000	894,514
The Bloomington Public Building Corp., Revenue Bonds	5.00	2/1/2029	760,000	816,190
The Bloomington Public Building Corp., Revenue Bonds	5.00	8/1/2029	740,000	801,119
				25,047,532
Iowa — .7%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000	570,710
Lewis Central Community School District, GO	5.00	6/1/2027	3,115,000	3,245,973
				3,816,683
Kansas — .6%
Shawnee County, Revenue Bonds, Ser. A(a)	3.75	5/1/2028	3,000,000	3,034,985
Kentucky — 2.9%
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000	3,959,777
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000	507,227
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000	567,059
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000	1,045,299
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,690,000	1,716,290
24

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Kentucky — 2.9% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(a)	5.25	12/1/2029	3,550,000	3,781,139
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000	3,251,616
				14,828,407
Louisiana — .5%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2026	510,000	523,973
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2027	285,000	298,658
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Calcasieu Parish School Project) (Insured; Build America Mutual)	5.00	12/1/2029	330,000	356,863
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2026	275,000	277,966
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2027	375,000	386,765
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2028	340,000	357,706
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2029	310,000	331,479
				2,533,410
Maine — .5%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	350,000	368,414
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,020,000	1,027,371
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,050,000	1,059,375
				2,455,160
Maryland — .2%
Washington Suburban Sanitary Commission, Revenue Bonds, BAN, Ser. B(b)	3.88	6/1/2027	1,200,000	1,200,000
Massachusetts — 3.3%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000	9,982,014
Massachusetts Development Finance Agency, Revenue Bonds, Ser. N(a)	3.30	7/1/2028	1,825,000	1,851,275
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(b)	3.95	12/1/2037	4,900,000	4,900,000
				16,733,289
Michigan — 1.0%
Michigan Finance Authority, Revenue Bonds (Trinity Health Credit Group) Ser. B(a)	5.00	12/1/2028	1,000,000	1,062,436
Michigan Strategic Fund, Revenue Bonds (Consumers Energo Co.)(a)	3.35	10/1/2027	3,000,000	2,963,138
Van Buren Public Schools, GO (Insured; Qualified School Board Loan Fund) Ser. III	5.00	5/1/2027	1,190,000	1,236,039
				5,261,613
Minnesota — 1.0%
Minneapolis, Revenue Bonds (Allina Health System) Ser. A(a)	5.00	11/15/2028	1,215,000	1,287,214
Minnesota Health & Education Facilities Authority, Revenue Bonds, Ser. B1(a)	5.00	10/1/2027	3,000,000	3,096,646
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. B	3.50	7/1/2050	715,000	717,844
				5,101,704
Mississippi — .9%
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2027	810,000	841,203
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2029	1,000,000	1,079,588
25

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Mississippi — 0.9% (continued)
Mississippi Development Bank, Revenue Bonds (Insured; Build America Mutual)	5.00	5/1/2030	1,000,000	1,095,146
Mississippi Development Bank, Revenue Bonds, Ser. A	5.00	5/1/2029	1,225,000	1,330,078
				4,346,015
Missouri — 2.0%
Jackson County, Revenue Bonds	4.00	12/1/2026	1,345,000	1,349,081
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000	2,120,537
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)(a)	5.00	7/1/2027	3,150,000	3,239,613
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,002,266
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,260,000	1,264,345
				9,975,842
Nebraska — 1.8%
Gretna Public Schools, GO (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	4,650,000	4,883,746
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,070,000	3,049,792
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,180,000	1,180,647
				9,114,185
Nevada — 1.0%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,126,883
New Hampshire — .5%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds, Refunding, Ser. A(a)	3.30	8/3/2027	2,565,000	2,584,532
New Jersey — 1.4%
Casino Reinvestment Development Authority, Inc., Revenue Bonds, (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2029	500,000	544,467
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2027	700,000	734,764
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2028	750,000	803,337
Casino Reinvestment Development Authority, Inc., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2029	1,000,000	1,088,934
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. J	3.00	12/1/2028	4,090,000	4,137,175
				7,308,677
New Mexico — .2%
Rio Rancho, Revenue Bonds	5.00	6/1/2029	1,055,000	1,152,383
New York — 7.5%
Build New York City Resource Corp., Revenue Bonds (The Young Men’s And Young Women’s Hebrew Association Project)	5.00	12/1/2028	2,750,000	2,952,689
New York City, GO (LOC; Mizuho Bank Ltd) Ser. G6(b)	3.88	4/1/2042	1,700,000	1,700,000
New York City, GO, Ser. C	5.00	3/1/2027	2,000,000	2,079,484
New York City Housing Development Corp., Revenue Bonds, Ser. E2(a)	3.80	1/3/2028	2,400,000	2,437,348
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. J1	5.00	11/1/2028	5,000,000	5,403,005
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2028	1,100,000	1,188,987
New York State Dormitory Authority, Revenue Bonds, Ser. A(a)	5.00	7/2/2029	6,000,000	6,457,470
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2029	1,000,000	1,088,884
26

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
New York — 7.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2032	1,010,000	1,071,678
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. B2(a)	3.60	5/1/2029	5,000,000	5,054,436
New York State Housing Finance Agency, Revenue Bonds, (Insured; State of New York Mortgage Agency) Ser. M2	0.75	11/1/2025	270,000	268,663
Triborough Bridge & Tunnel Authority, Revenue Bonds, BAN, Ser. B	5.00	3/15/2027	5,000,000	5,197,725
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2(a)	5.00	5/15/2026	3,500,000	3,556,204
				38,456,573
North Dakota — .5%
Cass County Joint Water Resource District, Revenue Bonds, Refunding, Ser. A	3.45	4/1/2027	2,500,000	2,503,038
Ohio — 1.7%
Franklin County Convention Facilities Authority, Revenue Bonds, Refunding	5.00	12/1/2028	4,050,000	4,369,496
Ohio, Revenue Bonds, Ser. A	5.00	4/1/2028	1,000,000	1,068,388
Ohio Housing Finance Agency, Revenue Bonds(a)	3.70	5/1/2028	1,000,000	1,011,831
Ohio Housing Finance Agency, Revenue Bonds, (Insured; GNMA/FNMA/FHLMC) Ser. B	3.25	3/1/2050	1,100,000	1,098,811
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(b)	3.90	12/1/2054	1,200,000	1,200,000
				8,748,526
Oklahoma — 1.9%
Canadian County Educational Facilities Authority, Revenue Bonds (Mustang Public Schools Project)	5.00	9/1/2027	300,000	306,831
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000	2,087,090
Tulsa County Independent School District No. 4 Bixby, GO	5.00	6/1/2027	5,000,000	5,194,539
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2028	350,000	375,006
Tulsa County Industrial Authority, Revenue Bonds (Broken Arrow Public Schools Project)	5.00	9/1/2029	350,000	381,915
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2026	300,000	306,539
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2027	305,000	319,759
Tulsa County Industrial Authority, Revenue Bonds (Glenpool Public Schools Project)	5.00	9/1/2028	700,000	750,013
				9,721,692
Oregon — 1.4%
Lincoln County School District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2027	635,000	635,872
Lincoln County School District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2028	925,000	945,534
Lincoln County School District, GO (Insured; School Board Guaranty)(e)	5.00	6/15/2029	1,220,000	1,271,367
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2026	115,000	117,001
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2027	125,000	129,730
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2028	200,000	213,992
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,000,000	1,012,260
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	3,000,000	3,045,101
				7,370,857
27

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Pennsylvania — 4.2%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding, Ser. 20	5.00	3/1/2026	1,660,000	1,679,469
Cumberland County Municipal Authority, Revenue Bonds	5.00	11/1/2028	1,080,000	1,152,400
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management, Inc. Project) Ser. A(a)	4.00	7/1/2026	3,250,000	3,246,808
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A(a)	5.00	3/15/2030	3,000,000	3,205,257
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	4/1/2029	500,000	537,262
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.00	10/1/2029	250,000	270,014
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	4/1/2030	300,000	328,845
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 149A	5.25	10/1/2030	200,000	219,811
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2027	2,430,000	2,511,661
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2028	2,730,000	2,879,596
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	5,200,000	5,580,000
				21,611,123
Rhode Island — 2.5%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Ser. E	5.00	5/15/2027	600,000	626,216
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	5/15/2027	9,915,000	9,931,531
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,015,000	1,007,218
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	1,200,000	1,204,007
				12,768,972
South Carolina — .6%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	1,590,000	1,588,392
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	5.00	1/1/2028	355,000	374,513
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2028	1,000,000	1,079,538
				3,042,443
South Dakota — .4%
South Dakota Conservancy District, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2031	1,980,000	2,067,625
Tennessee — 3.1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(b)	3.98	1/1/2033	500,000	500,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(b)	3.98	2/1/2038	2,900,000	2,900,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA) Ser. PO(b)	3.98	11/1/2035	4,800,000	4,800,000
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(b)	3.95	7/1/2034	3,700,000	3,700,000
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	3,920,000	3,981,287
				15,881,287
Texas — 13.9%
Alamo Heights Independent School District, GO, (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.00	2/1/2026	3,220,000	3,220,650
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. C	5.00	12/1/2028	820,000	879,115
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	2/1/2028	4,000,000	4,119,258
28

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Texas — 13.9% (continued)
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/15/2030	1,625,000	1,752,181
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2030	1,500,000	1,653,429
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000	1,287,614
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000	1,319,926
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000	2,138,519
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)(a)	5.00	12/1/2025	1,750,000	1,758,908
Dallas Waterworks & System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000	2,561,672
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000	3,701,161
Eagle Mountain & Saginaw Independent School District, GO (Insured; Permanent School Fund Guarantee Program)(a)	4.00	8/1/2027	1,125,000	1,152,194
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	0.72	8/1/2026	1,605,000	1,564,817
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2030	2,025,000	2,141,900
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	1,250,000	1,340,145
Housing Options, Inc., Revenue Bonds (Royal Crest Apartments)(Insured; HUD SECT 8)(a)	3.05	2/1/2028	2,000,000	2,008,321
Houston Housing Finance Corp., Revenue Bonds (Summerdale Apartments)(a)	5.00	8/1/2026	2,500,000	2,528,726
Lower Colorado River Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	5/15/2028	590,000	619,716
Lower Neches Valley Authority Industrial Development Corp., Revenue Bonds(b)	3.95	11/1/2051	1,700,000	1,700,000
McLennan County Junior College District, GO, Refunding	4.00	8/15/2028	2,500,000	2,603,909
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000	1,789,190
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B(a)	3.45	8/1/2027	3,945,000	3,983,235
Rankin Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2028	2,555,000	2,581,801
San Antonio Municipal Facilities Corp., Revenue Bonds(a)	5.00	8/1/2027	2,800,000	2,915,830
San Antonio Texas Electric & Gas Systems, Revenue Bonds, Refunding(a)	1.75	12/1/2025	2,500,000	2,490,042
San Antonio Water System, Revenue Bonds(a)	1.00	11/1/2026	1,275,000	1,241,477
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Ser. B(a)	5.00	11/15/2029	7,500,000	8,127,200
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000	1,779,265
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000	2,025,849
Thorndale Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	615,000	658,496
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2029	1,250,000	1,361,533
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2030	1,000,000	1,052,976
Wink-Loving Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	1,000,000	1,049,164
				71,108,219
U.S. Related — .7%
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2028	1,250,000	1,305,703
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2029	1,255,000	1,331,011
Puerto Rico, Notes(b)	2.96	11/1/2051	1,552,747	1,009,286
				3,646,000
29

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Utah — .2%
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2026	375,000	383,088
Utah Charter School Finance Authority, Revenue Bonds (American Leadership Academy Project)	5.00	10/15/2028	415,000	441,972
				825,060
Virginia — 1.7%
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds(a)	3.57	10/1/2027	2,250,000	2,273,507
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C(a)	3.80	5/28/2027	1,125,000	1,144,252
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2031	5,000,000	5,240,081
				8,657,840
Washington — 1.5%
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000	150,020
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000	151,956
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2027	200,000	205,217
King County Housing Authority, Revenue Bonds, Refunding	5.00	1/1/2028	300,000	312,474
Port of Seattle, Revenue Bonds	5.00	5/1/2026	5,000,000	5,072,075
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2028	600,000	650,853
Snohomish County School District No. 103 Monroe, GO, Refunding (Insured; School Board Guaranty)	5.00	12/1/2029	1,000,000	1,104,110
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Fred Hutchinson Cancer Center)(f)	5.00	12/1/2025	275,000	276,620
				7,923,325
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds, Ser. B(a)	3.70	6/1/2028	2,000,000	2,035,266
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000	1,038,872
				3,074,138
Wisconsin — .8%
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2026	275,000	281,177
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2027	290,000	302,239
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2028	375,000	397,765
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2029	300,000	322,787
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)(a)	5.00	6/24/2026	1,500,000	1,527,693
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2(a)	5.00	6/24/2026	1,000,000	1,018,462
				3,850,123
Total Long-Term Municipal Investments (cost $504,093,014)				508,098,104
Short-Term Municipal Investments — .7%
South Carolina — .7%
Saxe Gotha-Lexington Public Facilities Corp., Revenue Notes, Refunding	4.75	3/12/2026	3,300,000	3,326,546
30

BNY Mellon National Short-Term Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments — .7% (continued)
Washington — .0%
King County Housing Authority, Revenue Bonds, Refunding	5.00	7/1/2026	200,000	203,072
Total Short-Term Municipal Investments (cost $3,517,839)				3,529,618
Total Investments (cost $507,610,853)			100.1%	511,627,722
Liabilities, Less Cash and Receivables			(.1%)	(302,929)
Net Assets			100.0%	511,324,793

BAN—Bond Anticipation Notes
COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2025.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $276,620 or 0.1% of net assets.

See notes to financial statements.
31

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1%
Alabama — 2.2%
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	2,500,000	2,685,425
Georgia — 2.2%
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	12/1/2031	2,500,000	2,657,632
Illinois — 1.7%
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	2,100,000	2,050,665
Massachusetts — 84.5%
Berkshire Wind Power Cooperative Corp., Revenue Bonds, Refunding (Sustainable Bond) (Berkshire Wind Project) Ser. 2	5.00	7/1/2028	1,000,000	1,044,269
Boston, GO, Ser. A	3.00	11/1/2034	1,535,000	1,465,061
Boston, GO, Ser. A	5.00	11/1/2042	1,000,000	1,058,304
Gloucester, GO, Refunding	3.00	9/15/2033	725,000	700,801
Groton, GO	3.00	8/15/2033	390,000	380,059
Hingham, GO	3.00	2/15/2034	1,240,000	1,198,601
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2029	400,000	403,417
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,330,000	1,305,339
Massachusetts, GO, Ser. A	3.00	2/1/2037	2,000,000	1,835,249
Massachusetts, GO, Ser. A	5.00	5/1/2041	500,000	525,821
Massachusetts, GO, Ser. C	5.00	10/1/2052	1,500,000	1,511,697
Massachusetts, GO, Refunding, Ser. B	5.00	5/1/2037	1,000,000	1,092,179
Massachusetts, GO, Refunding, Ser. D	4.00	11/1/2035	2,500,000	2,536,269
Massachusetts Bay Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2038	600,000	648,379
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2037	1,000,000	1,104,577
Massachusetts Clean Water Trust, Revenue Bonds, Ser. 25B	5.00	2/1/2041	1,000,000	1,054,132
Massachusetts College Building Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	5/1/2033	535,000	515,138
Massachusetts Development Finance Agency, Revenue Bonds (Beth Israel Lahey Health Obligated Group) Ser. M	5.00	7/1/2034	2,000,000	2,222,572
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2033	2,500,000	2,548,160
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2027	280,000	287,488
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2031	325,000	335,282
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College)	5.00	1/1/2032	340,000	349,465
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A(a)	5.00	11/1/2035	1,180,000	1,345,025
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A1(a)	5.00	1/31/2030	1,000,000	1,089,077
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	5.00	3/1/2034	2,125,000	2,391,045
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	10/1/2035	1,000,000	1,012,701
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2037	1,600,000	1,601,663
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2035	1,000,000	1,005,615
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Bentley University) Ser. A	4.00	7/1/2036	825,000	822,515
32

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Massachusetts — 84.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) Ser. B1	5.00	10/1/2040	1,700,000	1,832,977
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2029	2,000,000	2,031,687
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U1(b)	3.65	3/1/2048	100,000	100,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Children’s Hospital) (LOC; TD Bank NA) Ser. U2(b)	3.65	3/1/2048	1,900,000	1,900,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2033	1,250,000	1,280,714
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2030	1,000,000	999,263
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2036	500,000	494,690
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2043	1,000,000	909,206
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2031	350,000	356,232
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2032	370,000	375,515
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Fisher College)	5.00	4/1/2033	390,000	394,699
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (MCPHS University) Ser. H	5.00	7/1/2037	465,000	465,348
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2037	725,000	781,213
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Olin College) Ser. F	5.00	11/1/2038	755,000	803,872
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	4.00	7/1/2036	2,480,000	2,476,498
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2037	705,000	721,430
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2033	1,500,000	1,500,218
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,730,000	1,639,063
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2025	700,000	700,585
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2029	1,000,000	1,000,338
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2028	750,000	759,041
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2036	1,340,000	1,349,686
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. N1	5.00	7/1/2032	940,000	1,036,303
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2032	500,000	510,378
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2033	500,000	508,005
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2035	1,000,000	1,000,270
33

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Massachusetts — 84.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Western New England University)	5.00	9/1/2040	1,500,000	1,458,632
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2031	415,000	421,361
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Woods Hole Oceanographic Institution)	5.00	6/1/2043	1,000,000	1,004,659
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A1(a)	5.00	5/13/2032	1,000,000	1,129,412
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. B	4.00	2/15/2036	2,800,000	2,921,043
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2032	515,000	560,184
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2035	400,000	425,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.00	7/1/2036	450,000	474,635
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	500,000	419,227
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	2,230,000	2,391,793
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Refunding (Amherst College) Ser. J1	5.00	11/1/2035	1,350,000	1,569,804
Massachusetts Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	2.55	12/1/2040	1,500,000	1,107,668
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B3	3.50	6/1/2029	2,395,000	2,419,751
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. F	2.95	12/1/2032	1,000,000	920,529
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 195	4.00	12/1/2048	420,000	422,359
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) Ser. 221	3.00	12/1/2050	1,085,000	1,077,789
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 183	3.50	12/1/2046	105,000	104,984
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 207	4.00	6/1/2049	1,125,000	1,134,975
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding, Ser. 211	3.50	12/1/2049	425,000	425,658
Massachusetts Housing Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 220	3.00	12/1/2050	1,320,000	1,311,862
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2039	250,000	266,164
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2041	300,000	314,044
Massachusetts Port Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	7/1/2034	1,500,000	1,619,900
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2029	1,000,000	1,076,958
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2032	865,000	913,287
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2035	500,000	519,963
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	2,000,000	2,079,047
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,000,000	2,121,742
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2030	1,635,000	1,744,537
Massachusetts Transportation Fund, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	750,000	769,522
Medway, GO	3.00	9/1/2032	700,000	694,538
Middleborough, GO, Refunding	3.00	10/1/2034	1,455,000	1,380,836
34

BNY Mellon Massachusetts Intermediate Municipal Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.1% (continued)
Massachusetts — 84.5% (continued)
Mount Greylock Regional School District, GO, Refunding	4.00	6/15/2030	315,000	315,105
Rockland, GO, Refunding	3.00	10/1/2032	1,000,000	983,824
Sharon, GO	3.00	2/15/2033	1,750,000	1,700,432
Somerville, GO, Refunding	3.00	6/1/2035	1,125,000	1,060,664
Waltham, GO	3.00	10/15/2032	1,160,000	1,147,247
Winchester, GO, Refunding	4.00	3/15/2038	1,065,000	1,070,660
Worcester, GO, Refunding (Insured; Assured Guaranty Corp.)	2.00	2/15/2033	2,000,000	1,791,222
				102,588,298
Nebraska — 2.6%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	3,000,000	3,176,703
New York — 2.0%
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	2,675,000	2,465,637
U.S. Related — 3.9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2031	100,000	108,068
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2034	100,000	108,073
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2038	125,000	131,237
Guam, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2031	1,000,000	1,080,353
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	7/1/2038	1,020,000	1,063,597
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.25	7/1/2039	1,000,000	1,053,750
Puerto Rico, Notes(b)	2.28	11/1/2051	416,675	230,734
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	310,000	319,280
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	260,000	272,280
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	285,000	302,358
				4,669,730
Total Investments (cost $124,566,036)			99.1%	120,294,090
Cash and Receivables (Net)			.9%	1,097,111
Net Assets			100.0%	121,391,201

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

See notes to financial statements.
35

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Municipal Opportunities Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .2%
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a) (cost $5,000,000)	3.80	12/31/2057	5,000,000	3,390,184

Long-Term Municipal Investments — 101.1%
Alabama — 2.3%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,038,074
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,104,267
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	15,000,000	16,046,156
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,003,738
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,359,242
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,882,628
				43,434,105
Arizona — 3.0%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	880,197
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,243,086
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	1,911,838
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,117,477
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,272,292
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,450,460
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,385,183
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,585,537
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities LLC Project) Ser. A2	5.13	1/1/2059	1,750,000	1,583,611
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	632,926
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,417,763
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	2,849,277
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	386,828
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	612,094
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	879,064
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,768,991
36

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Arizona — 3.0% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,153,718
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	415,025
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,615,185
Arizona Industrial Development Authority, Revenue Bonds, Ser. B	5.13	1/1/2059	3,185,183	2,440,568
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,581,637
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group)	3.00	1/1/2049	3,000,000	2,092,618
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,082,297
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000	7,729,369
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,192,187
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	1,883,526
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy)(a)	5.00	6/15/2059	1,500,000	1,274,294
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2055	4,000,000	3,953,901
Sierra Vista Industrial Development Authority, Revenue Bonds (Wake Preparatory Academy)	6.50	6/15/2060	1,000,000	980,967
				57,371,916
Arkansas — 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,647,499
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,044,750
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,124,757
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,517,219
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,428,518
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,778,013
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,218,284
				21,759,040
California — 15.7%
California, GO	5.00	9/1/2044	2,000,000	2,100,017
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,230,347
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,044,720
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,014,399
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,311,248
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(b)	5.00	10/1/2032	10,000,000	10,630,064
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. H(b)	5.00	8/1/2033	2,500,000	2,719,351
37

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
California — 15.7% (continued)
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,269,196
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,782,120
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,169,784
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	1,910,385
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a)	5.00	2/1/2050	5,000,000	3,247,603
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A(a)	4.00	2/1/2056	3,250,000	2,324,919
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,381,673
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,006,227
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,000,821
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,436,150
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,817,474
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	4,373,898
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,450,871
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,431,434
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	945,289
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bonds) Ser. A(a),(b)	9.50	1/1/2035	27,000,000	24,827,537
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	600,317
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,639,330
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,030,733
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	4,920,052
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	5,691,328
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,325,858
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,655,923
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,298,294
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	1,965,739
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	6,999,733
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000	1,888,479
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,385,766
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,735,671
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,310,786
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,383,581
38

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
California — 15.7% (continued)
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000	2,148,504
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,180,165
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000	666,675
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,057,844
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	2,985,377
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,018,129
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,000,634
California Public Finance Authority, Revenue Bonds (ENSO Village Project)(a)	3.13	5/15/2029	215,000	211,789
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,124,139
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	486,311
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	211,108
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	281,449
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	429,046
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	582,940
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	1,685,597
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,007,662
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,601,033
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	596,167
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	824,782
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	256,881
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	972,780
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2059	1,500,000	1,418,219
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	948,266
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a),(c)	5.00	6/1/2027	800,000	833,497
California School Finance Authority, Revenue Bonds, Refunding (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	611,101
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,506,806
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,001,380
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000	1,409,510
39

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
California — 15.7% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,418,904
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	2,914,336
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,017,182
California University, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,073,052
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	619,365
CMFA Special Finance Agency VIII, Revenue Bonds, (Elan Huntington Beach) Ser. A2(a)	4.00	8/1/2047	3,000,000	2,594,327
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,404,472
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	3.06	1/15/2043	1,000,000	762,742
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	5,889,098
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,209,300
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	968,520
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,030,934
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	5,000,000	4,401,046
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,567,614
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	7,528,471
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(d)	0.00	6/1/2066	10,000,000	931,671
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(d)	0.00	8/1/2029	2,080,000	1,875,011
Grant Joint Union High School District, GO (Insured; Assured Guaranty Corp.)(d)	0.00	2/1/2033	4,380,000	3,450,266
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,006,637
Lompoc Unified School District, GO, Ser. A	5.25	8/1/2054	2,000,000	2,089,608
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2037	10,000,000	10,734,283
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,493,665
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(d)	0.00	8/1/2032	2,500,000	2,031,257
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	5,000,000	4,879,099
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B (3 Month TSFR +0.72%)(e)	3.77	7/1/2027	225,000	225,035
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000	1,410,306
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	848,841
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,718,290
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,095,969
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000	1,864,810
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,501,405
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2030	3,020,000	2,634,657
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(d)	0.00	8/1/2031	5,330,000	4,482,613
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non- recourse, Underlying Coupon Rate 5.50%(a),(f),(g)	12.37	5/15/2047	8,010,000	8,200,141
Tender Option Bond Trust Receipts (Series 2025-XL0619), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Sustainable Bond) Ser. D) Non-recourse, Underlying Coupon Rate 5.25%(a),(f),(g)	11.98	5/15/2048	20,000,000	21,030,684
40

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
California — 15.7% (continued)
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a)	5.00	10/1/2042	1,000,000	988,802
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	481,334
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	760,726
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	939,311
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000	463,541
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	901,239
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	994,903
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	963,214
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000	940,002
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	438,380
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	373,811
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	426,065
				302,889,847
Colorado — 1.6%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, (Insured; State Aid) Ser. C(c)	5.00	3/1/2028	1,720,000	1,831,838
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,511,321
Colorado Bridge & Tunnel Enterprise, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.50	12/1/2054	4,450,000	4,642,192
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	1,857,518
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	2,838,163
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,499,918
Colorado School of Mines, Revenue Bonds, (Insured; State Aid) Ser. A	5.00	12/1/2054	3,750,000	3,755,092
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,749,938
Colorado University, Revenue Bonds, Ser. A	5.00	6/1/2050	2,625,000	2,656,524
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,205,000	2,130,472
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	869,580
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	863,869
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,009,726
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	988,451
Vail Home Partners Corp., Revenue Bonds(a)	5.88	10/1/2055	1,000,000	982,635
				30,187,237
Connecticut — .5%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,850,000	4,984,466
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2037	5,000,000	4,868,152
				9,852,618
District of Columbia — 2.4%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,533,621
41

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
District of Columbia — 2.4% (continued)
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000	4,015,705
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,161,109
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,042,623
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,093,538
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,188,756
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000	4,717,018
District of Columbia Water & Sewer Authority, Revenue Bonds, Refunding, Ser. B1(f)	3.90	10/1/2054	7,200,000	7,200,000
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.)(d)	0.00	10/1/2036	6,275,000	3,964,961
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,114,893
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	7,669,638
				46,701,862
Florida — 3.1%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,063,343
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,122,495
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(h)	5.00	7/1/2048	750,000	172,500
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(h)	5.00	7/1/2053	250,000	5,625
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	1,900,075
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,356,012
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,423,032
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,376,826
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	525,000	528,264
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	512,295
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	499,991
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,626,440
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	5,921,061
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,091,340
Florida Higher Educational Facilities Financing Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,590,000	2,153,797
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,045,188
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	5.50	6/15/2040	3,280,000	3,283,488
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(a)	6.00	6/15/2045	2,750,000	2,750,128
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,736,014
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	1,914,371
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,435,194
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000	1,538,686
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000	1,048,098
42

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Florida — 3.1% (continued)
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	1,993,637
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,147,222
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,131,934
Palm Beach County, Revenue Bonds, Ser. A(a)	5.75	10/1/2055	1,500,000	1,514,778
Pasco County, Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Corp.)	5.75	9/1/2054	1,000,000	1,044,544
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,619,490
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2041	1,000,000	443,065
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2042	1,000,000	412,387
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2045	1,850,000	625,185
Tampa, Revenue Bonds, Ser. A(d)	0.00	9/1/2049	1,800,000	478,263
				58,914,768
Georgia — 3.6%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	247,710
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	274,788
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	359,024
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,021,401
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,004,277
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	5,984,489
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,644,350
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,709,041
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,250,000	2,211,401
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	842,422
Georgia Ports Authority, Revenue Bonds	5.25	7/1/2043	6,245,000	6,566,905
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A(b)	5.00	6/1/2032	3,500,000	3,740,341
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,498,497
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,238,837
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,630,527
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,317,996
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(b)	5.00	12/1/2032	10,500,000	11,241,751
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,050,673
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,298,984
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000	1,499,947
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,252,522
				69,635,883
43

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Idaho — .7%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,695,611
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,045,399
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	9,984,557
				13,725,567
Illinois — 7.3%
Chicago, GO, Ser. A	5.50	1/1/2049	4,000,000	3,825,825
Chicago, GO, Refunding, Ser. A	5.00	1/1/2032	600,000	627,187
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	924,520
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,537,266
Chicago Board of Education, GO, Ser. A(a)	7.00	12/1/2046	5,000,000	5,123,416
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000	4,523,085
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,197,849
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	751,146
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000	2,505,840
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	605,897
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	7,916,383
Chicago Board of Education, GO, Refunding, Ser. B(a)	7.00	12/1/2042	10,000,000	10,306,558
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,658,033
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,501,601
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,514,451
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000	4,999,709
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,058,478
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	6,802,322
Chicago Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,572,949
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,203,183
Chicago Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,330,154
Cook County, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,109,731
Illinois, GO	5.50	5/1/2030	2,500,000	2,701,924
Illinois, GO	5.50	5/1/2039	2,500,000	2,606,180
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,500,542
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,427,708
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,093,935
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,036,272
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,015,505
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,026,346
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,007,241
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,517,011
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,011,036
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,418,526
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,242,653
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	981,053
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,433,806
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,004,401
44

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Illinois — 7.3% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	526,861
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,045,031
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	935,118
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	776,080
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,255,360
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,074,892
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000	6,474,809
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2040	10,000,000	4,772,407
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,671,888
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000	1,916,792
				141,068,960
Indiana — 1.6%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,298,264
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	340,510
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	434,909
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	762,747
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	829,682
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,134,462
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,542,204
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,104,350
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D1(b)	5.00	10/1/2029	5,000,000	5,375,662
Indiana Finance Authority, Revenue Bonds, Refunding, Ser. D2(b)	5.00	10/1/2031	5,000,000	5,494,132
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	3,970,093
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,089,498
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(a)	5.00	1/1/2054	3,000,000	2,766,024
				30,142,537
Iowa — .3%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,175,059
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000	918,068
				5,093,127
Kentucky — .6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,641,229
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,287,431
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A(b)	5.25	12/1/2029	5,000,000	5,325,547
				12,254,207
45

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Louisiana — 1.1%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,133,726
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,031,701
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	8,552,141
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Corp.)	3.00	6/1/2050	1,000,000	672,337
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(c)	4.00	4/1/2030	240,000	252,848
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,415,284
				21,058,037
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,375,878
Maryland — .2%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	191,502
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	694,003
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2036	3,000,000	3,288,592
				4,174,097
Massachusetts — 4.7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	686,117
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	685,461
Massachusetts, GO	5.00	7/1/2045	5,000,000	5,074,731
Massachusetts, GO, Ser. A	5.00	1/1/2041	4,750,000	5,013,184
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,182,166
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	76,584
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,010,458
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	11,680,526
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	5,518,411
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000	4,080,463
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,499,589
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	1,862,711
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	4.00	7/1/2045	2,500,000	2,271,438
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	999,968
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(a)	5.00	10/1/2057	2,150,000	1,923,607
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,421,153
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,078,519
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	888,700
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.25	7/1/2055	5,000,000	4,705,965
46

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Massachusetts — 4.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Corp.) Ser. C	4.00	10/1/2045	500,000	430,651
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000	1,285,498
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,504,239
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,008,083
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	2,784,002
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(f)	3.95	12/1/2037	400,000	400,000
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,117,662
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,611,779
				90,801,665
Michigan — 1.2%
Detroit, COP (Insured; Financial Guaranty Insurance Co.)(h)	4.61	6/15/2026	5,553,415	5,608,949
Detroit, GO	5.00	4/1/2028	900,000	943,767
Detroit, GO	5.00	4/1/2029	1,000,000	1,050,230
Detroit, GO	5.00	4/1/2030	700,000	732,700
Detroit, GO	5.00	4/1/2031	1,000,000	1,041,349
Detroit, GO	5.00	4/1/2032	850,000	882,005
Detroit, GO	5.00	4/1/2033	1,150,000	1,189,083
Detroit, GO	5.00	4/1/2034	1,000,000	1,030,493
Detroit, GO	5.00	4/1/2035	1,660,000	1,704,525
Detroit, GO	5.00	4/1/2036	1,200,000	1,226,952
Detroit, GO	5.00	4/1/2038	1,235,000	1,253,435
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000	1,218,181
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000	1,903,874
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,401,446
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	1,905,113
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(d)	0.00	6/1/2058	30,000,000	780,336
				23,872,438
Minnesota — .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,152,236
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	4,693,502
				7,845,738
Mississippi — .4%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA, Inc. Project) Ser. E(f)	3.75	12/1/2030	3,600,000	3,600,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA, Inc. Project) Ser. I(f)	3.75	11/1/2035	200,000	200,000
Mississippi Development Bank, Revenue Bonds (Insured; Assured Guaranty Corp.)(c)	5.00	12/1/2025	2,500,000	2,516,041
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Corp.)	6.88	12/1/2040	1,625,000	1,649,982
				7,966,023
Missouri — .5%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	2,877,645
47

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Missouri — 0.5% (continued)
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,087,376
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.25	4/1/2055	5,000,000	4,391,946
				10,356,967
Nebraska — .5%
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	9.31	2/1/2042	10,000,000	10,083,488
Nevada — .1%
Nevada State Department of Business & Industry, Revenue Bonds, Refunding (Sustainable Bonds)(a),(b)	9.50	1/1/2033	3,000,000	2,758,396
New Hampshire — .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,403,161
New Jersey — 2.8%
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2038	2,250,000	2,393,019
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2039	1,250,000	1,318,099
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.38	1/1/2035	2,500,000	2,561,682
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(a)	6.63	1/1/2045	2,000,000	2,042,214
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,332,317
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,502,678
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2031	5,000,000	5,553,846
New Jersey Educational Facilities Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2035	5,000,000	5,656,297
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000	1,525,357
New Jersey Transportation Trust Fund Authority, Revenue Bonds(c)	5.50	12/15/2032	1,000,000	1,177,358
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2041	1,000,000	1,034,938
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2042	2,000,000	2,049,146
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2043	1,000,000	1,017,175
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC	5.00	6/15/2044	2,000,000	2,021,859
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000	3,050,714
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000	2,030,974
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,242,291
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,440,631
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000	2,894,624
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000	4,955,914
				54,801,133
New York — 12.6%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	356,925
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	876,650
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,312,992
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2050	3,000,000	3,017,176
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	2,500,000	2,507,334
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,062,899
48

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
New York — 12.6% (continued)
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	501,233
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	674,560
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	878,481
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	436,121
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	510,635
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	322,804
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	227,183
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,080,806
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,437,909
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,659,352
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	5,879,103
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	695,718
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2037	6,000,000	6,414,627
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	4,831,137
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	1,320,000	1,169,714
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	1,686,895
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) (Insured; FNMA HUD SECT 8) Ser. A	4.72	1/1/2044	1,500,000	1,461,290
New York City, GO (LOC; Bank of America NA) Ser. 3(f)	3.90	4/1/2036	900,000	900,000
New York City, GO (LOC; Mizuho Bank Ltd) Ser. A2(f)	3.90	10/1/2038	1,000,000	1,000,000
New York City, GO (LOC; TD Bank NA) Ser. E5(f)	3.90	3/1/2048	4,005,000	4,005,000
New York City, GO, Ser. A5(f)	3.95	8/1/2044	700,000	700,000
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,153,707
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	966,921
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,597,479
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,425,357
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	3.00	1/1/2046	5,000,000	3,571,422
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	3.00	3/1/2036	2,500,000	2,275,612
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding Ser. B1(f)	3.90	6/15/2049	5,000,000	5,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.25	5/1/2048	3,000,000	3,108,574
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.50	5/1/2050	4,500,000	4,745,885
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	6,770,000	6,908,810
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,452,815
49

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
New York — 12.6% (continued)
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	3,830,388
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,659,938
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	8,000,000	7,774,484
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,682,588
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.25	10/1/2049	500,000	485,348
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	1,000,000	1,021,489
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2038	5,000,000	5,259,818
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,599,995
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,538,312
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000	4,343,056
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000	8,116,282
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	2,520,137
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	4,969,494
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2038	2,805,000	2,852,918
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2039	4,000,000	4,039,917
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,335,000	5,302,966
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2042	3,000,000	2,938,702
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.25	6/30/2049	5,000,000	4,802,640
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	5,000,000	4,852,344
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,000,000	1,927,048
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds)	6.00	6/30/2059	4,000,000	4,095,907
New York Transportation Development Corp., Revenue Bonds (Sustainable Bonds) (John F. Kennedy International Airport New Terminal One Project)	6.00	6/30/2055	2,500,000	2,572,190
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	215,000	212,266
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	924,112
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,774,542
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2035	400,000	412,611
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Air Terminal) Ser. A	5.00	12/1/2037	700,000	711,076
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,500,000	7,400,572
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,000,000	3,416,238
50

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
New York — 12.6% (continued)
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,202,804
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,830,090
Tender Option Bond Trust Receipts (Series 2025-XL0601), (New York Dorm Authority, Personal Income Tax Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(a),(f),(g)	11.45	3/15/2049	21,175,000	21,414,754
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,002,146
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	12/1/2054	5,500,000	5,625,025
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,133,119
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,152,308
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,227,814
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,179,886
				242,618,450
North Dakota — .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,748,443
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,231,639
				5,980,082
Ohio — 2.0%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,425,495
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,576,375
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,423,477
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	486,028
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,287,247
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,320,283
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2035	3,000,000	3,001,207
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Corp.)	5.00	12/31/2039	2,000,000	1,987,060
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,520,161
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	749,211
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,196,640
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,446,471
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)(a)	4.25	1/15/2038	2,500,000	2,394,309
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,122,644
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	3,898,670
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(f)	3.90	12/1/2054	5,500,000	5,500,000
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	761,323
				38,096,601
Oklahoma — 1.6%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	6,629,759
51

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Oklahoma — 1.6% (continued)
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,099,628
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.25	1/1/2050	5,000,000	5,158,552
Oklahoma Turnpike Authority, Revenue Bonds, Ser. A	5.50	1/1/2054	5,000,000	5,272,159
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000	4,948,666
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,500,000	1,626,231
				30,734,995
Oregon — .3%
Oregon, GO, Refunding, Ser. A	5.00	5/1/2040	600,000	645,760
Oregon, GO, Refunding, Ser. A	5.25	5/1/2042	500,000	539,676
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2038	280,000	305,284
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2039	325,000	351,531
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2040	200,000	214,723
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2042	200,000	211,125
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2043	280,000	293,360
Oregon Coast Community College District, GO (Insured; School Board Guaranty)	5.00	6/15/2045	815,000	845,708
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	732,585
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	722,163
				4,861,915
Pennsylvania — 1.6%
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,623,723
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,421,302
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	619,855
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,112,304
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,122,715
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,323,113
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,772,784
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	1,969,176
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	524,920
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	515,685
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,525,226
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,509,556
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(h)	6.50	12/1/2038	3,000,000	600,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Corp.)	5.00	12/31/2057	1,000,000	955,251
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000	2,100,950
52

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Pennsylvania — 1.6% (continued)
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	5,455,000	5,816,284
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2040	5,060,000	5,307,484
				31,820,328
Rhode Island — .7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,018,178
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	5/15/2043	5,690,000	5,837,927
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	6,941,819
				13,797,924
South Carolina — .8%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000	1,950,620
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,138,973
South Carolina Public Service Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2050	3,500,000	3,512,329
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,012,977
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,353,603
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000	796,189
				14,764,691
Tennessee — .9%
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,015,525
New Memphis Arena Public Building Authority, Revenue Bonds(i)	4.00	4/1/2031	750,000	734,581
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(d)	0.00	4/1/2032	775,000	591,247
Tennergy Corp., Revenue Bonds, Ser. A(b)	5.00	12/1/2029	10,000,000	10,555,428
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A(b)	5.00	5/1/2028	5,000,000	5,190,616
				18,087,397
Texas — 9.6%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	727,782
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	795,515
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	908,550
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	850,552
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,020,094
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,156,865
Arlington Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.50	8/15/2050	3,600,000	3,329,372
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	944,287
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,649,045
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	785,098
53

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Texas — 9.6% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,319,303
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,021,628
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	296,298
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	497,378
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	662,040
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,075,277
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,581,472
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,253,798
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000	1,049,397
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2047	4,305,000	4,284,266
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,472,005
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,715,244
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,750,000	1,788,680
Collin County, GO	5.00	2/15/2040	5,000,000	5,244,562
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,063,977
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,649,413
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	4.50	2/15/2045	3,000,000	2,937,772
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,623,477
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,769,391
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	5,555,620
Frenship Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2055	1,500,000	1,516,868
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,053,577
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	2,662,579
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	2,374,402
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,228,557
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group)	3.00	10/1/2051	5,000,000	3,385,955
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	829,422
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	902,239
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	662,303
Houston, GO, Refunding, Ser. A	5.00	3/1/2040	3,000,000	3,157,498
Houston, GO, Refunding, Ser. A	5.00	3/1/2042	4,000,000	4,134,908
Houston, GO, Refunding, Ser. A	5.25	3/1/2049	5,000,000	5,103,815
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	1,932,095
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B	5.50	7/15/2039	1,750,000	1,818,199
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,014,075
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,014,075
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,389,022
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,017,099
54

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Texas — 9.6% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Build America Mutual)	5.00	5/15/2055	5,350,000	5,357,107
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	3,250,000	3,246,612
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	4,544,749
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	10,807,949
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,030,683
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	876,885
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,090,289
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	7,500,000	7,559,187
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2036	5,810,000	5,592,651
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	3,985,000	3,805,016
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,381,655
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,461,658
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,356,116
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	311,673
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	537,030
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,025,316
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	5,768,907
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,590,287
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,161,398
				184,730,014
U.S. Related — 5.5%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	527,764
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	104,954
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	106,017
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	183,012
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	103,880
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	103,307
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	102,816
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	101,978
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	103,523
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	153,445
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	101,391
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	100,829
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	940,000	972,871
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,622,670
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	279,483
55

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
U.S. Related — 5.5% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	716,283
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,079,568
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	541,378
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,266,251
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,473,585
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000	1,725,152
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	1,998,456
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	1,908,412
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,099,894
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,094,369
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,147,974
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	7,970,942
Puerto Rico, GO, Ser. A(d)	0.00	7/1/2033	1,034,664	724,557
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	786,631
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	692,963
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	576,124
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	734,262
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	724,857
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	917,699
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	930,331
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	930,459
Puerto Rico, Notes(f)	2.28	11/1/2051	6,730,921	3,727,247
Puerto Rico, Notes(f)	2.96	11/1/2051	305,004	198,252
Puerto Rico, Notes, Ser. CW(f)	2.63	11/1/2043	3,320,542	2,087,791
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	15,703,934
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,157,029
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2047	7,500,000	7,016,127
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(h)	6.75	7/1/2036	10,000,000	6,637,500
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(h)	5.00	7/1/2022	2,000,000	1,322,500
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,617,597	2,527,521
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2027	283,000	266,539
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2029	387,000	339,811
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2031	498,000	400,627
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2033	561,000	410,861
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2046	5,340,000	1,687,747
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2051	4,350,000	1,015,358
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,310,808
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	198,510
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,370,391
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,056,279
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	1,958,758
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	54,338
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	748,262
56

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
U.S. Related — 5.5% (continued)
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	2,250,000	2,250,752
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,484,450
				105,639,479
Utah — 2.8%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	15,268,486
Mida Cormont Public Infrastructure District, GO, Ser. A1(a)	6.25	6/1/2055	2,225,000	2,267,832
Mida Cormont Public Infrastructure District, GO, Ser. A2(a),(i)	6.75	6/1/2055	5,000,000	4,087,260
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,250,229
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	4,250,000	3,907,812
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	900,000	903,637
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	1,800,000	1,438,018
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(a)	5.13	6/15/2054	1,000,000	918,085
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.50	6/15/2039	1,000,000	989,523
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	5.75	6/15/2044	1,000,000	984,731
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 2(a)	6.00	6/15/2054	4,300,000	4,271,984
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	927,697
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,744,969
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,555,408
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,729,299
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,001,509
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	5,000,000	5,056,049
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	621,116
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,109,760
Wolf Creek Infrastructure Financing District No 1, Special Assessment Bonds	5.75	12/1/2044	3,665,000	3,628,355
				53,661,759
Virginia — 2.1%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	4,431,057
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,014,940
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	1,985,107
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,478,735
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	6,783,948
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000	4,251,680
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000	3,735,837
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	909,184
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,457,658
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,538,294
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,209,951
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	2,866,466
				40,662,857
57

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Washington — 1.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,549,057
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	2,500,000	2,523,766
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	10,589,176
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	839,566
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	832,793
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,449,526
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	1,957,792
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,050,358
				23,792,034
West Virginia — .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,512,502
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,455,435
				2,967,937
Wisconsin — 3.0%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	6/30/2060	5,750,000	5,639,275
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	5.75	12/31/2065	5,000,000	4,892,164
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,702,735
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	5,000,000	5,262,734
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a),(h)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,165,970
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	905,628
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000	1,925,925
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,304,142
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	3,940,688
Public Finance Authority, Revenue Bonds, Refunding	5.25	6/15/2045	1,700,000	1,623,457
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,186,986
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,750,000	1,713,532
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2061	1,050,000	1,016,888
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,466,124
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a)	9.00	5/1/2071	1,815,000	880,168
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	5,651,070
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	1,250,000	1,202,144
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2044	8,735,000	3,312,462
58

BNY Mellon Municipal Opportunities Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.1% (continued)
Wisconsin — 3.0% (continued)
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A(d)	0.00	12/15/2046	3,990,000	1,341,806
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	4,437,022
				58,695,920
Total Long-Term Municipal Investments (cost $2,078,720,754)				1,952,441,078
Total Investments (cost $2,083,720,754)			101.3%	1,955,831,262
Liabilities, Less Cash and Receivables			(1.3%)	(25,068,484)
Net Assets			100.0%	1,930,762,778

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $327,736,826 or 17.0% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(h)	Non-income producing—security in default.
(i)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

BNY Mellon Municipal Opportunities Fund
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long-Term Bond	125	12/19/2025	14,241,950	14,281,251	(39,301)
Ultra 10 Year U.S. Treasury Note	381	12/19/2025	43,510,665	43,588,782	(78,117)
Ultra U.S. Treasury Bond	838	12/19/2025	97,417,383	97,679,375	(261,992)
Gross Unrealized Depreciation					(379,410)
See notes to financial statements.
59

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund	BNY Mellon Municipal Opportunities Fund
Assets ($):
Investments in securities—See Schedules of Investments†	1,749,204,056	511,627,722	120,294,090	1,955,831,262
Cash collateral held by broker—Note 4	221,450	-	-	5,749,750
Interest receivable	19,763,605	5,028,875	1,363,668	23,585,959
Receivable for shares of Beneficial Interest subscribed	1,418,906	967,665	25,000	1,180,941
Receivable for futures variation margin—Note 4	37,625	-	-	869,049
Prepaid expenses	33,299	30,068	21,004	35,242
	1,770,678,941	517,654,330	121,703,762	1,987,252,203
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	765,080	183,694	62,355	1,094,156
Cash overdraft due to Custodian	3,798,668	948,454	206,320	4,843,958
Payable for investment securities purchased	3,425,525	3,619,866	-	-
Payable for shares of Beneficial Interest redeemed	2,601,568	1,519,339	6,631	4,488,077
Trustees’ fees and expenses payable	43,000	18,110	5,030	79,380
Payable for inverse floater notes issued—Note 4	-	-	-	45,385,000
Interest and expense payable related to inverse floater notes issued—Note 4	-	-	-	496,042
Other accrued expenses	69,302	40,074	32,225	102,812
	10,703,143	6,329,537	312,561	56,489,425
Net Assets ($)	1,759,975,798	511,324,793	121,391,201	1,930,762,778
Composition of Net Assets ($):
Paid-in capital	1,856,649,658	523,613,032	133,372,636	2,124,490,494
Total distributable earnings (loss)	(96,673,860)	(12,288,239)	(11,981,435)	(193,727,716)
Net Assets ($)	1,759,975,798	511,324,793	121,391,201	1,930,762,778
†Investments at cost ($)	1,776,530,980	507,610,853	124,566,036	2,083,720,754
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,698,618,218	500,392,271	113,742,811	1,874,321,240
Shares Outstanding	131,625,940	39,101,063	9,324,541	155,700,517
Net Asset Value Per Share ($)	12.90	12.80	12.20	12.04
Investor Shares
Net Assets ($)	61,357,580	10,932,522	7,648,390	56,441,538
Shares Outstanding	4,760,645	854,874	627,372	4,687,277
Net Asset Value Per Share ($)	12.89	12.79	12.19	12.04
See notes to financial statements.
60

STATEMENTS OF OPERATIONS
Year Ended August 31, 2025

	BNY Mellon National Intermediate Municipal Bond Fund	BNY Mellon National Short-Term Municipal Bond Fund	BNY Mellon Massachusetts Intermediate Municipal Bond Fund	BNY Mellon Municipal Opportunities Fund
Investment Income ($):
Interest Income	58,826,107	12,517,796	4,083,024	89,647,449
Expenses:
Management fee—Note 3(a)	6,035,981	1,405,917	463,502	10,408,075
Administration fee—Note 3(a)	2,427,209	565,920	186,323	2,929,729
Trustees’ fees and expenses—Note 3(c)	268,615	64,473	20,190	337,697
Shareholder servicing costs—Note 3(b)	162,658	29,694	19,225	160,175
Professional fees	127,689	55,397	46,850	126,163
Registration fees	60,214	43,367	32,514	61,774
Loan commitment fees—Note 2	40,172	7,966	2,818	48,281
Custodian fees—Note 3(b)	33,759	10,363	5,476	35,942
Chief Compliance Officer fees—Note 3(b)	24,051	23,989	24,051	24,051
Prospectus and shareholders’ reports	11,276	8,327	6,835	14,030
Shareholder and regulatory reports service fees—Note 3(b)	7,583	7,583	7,583	7,583
Interest and expense related to inverse floater notes issued—Note 4	-	-	-	889,265
Miscellaneous	103,126	42,596	33,748	143,236
Total Expenses	9,302,333	2,265,592	849,115	15,186,001
Less—reduction in expenses due to undertaking—Note 3(a)	-	(459,168)	-	-
Less—reduction in fees due to earnings credits—Note 3(b)	(30,311)	(10,505)	(5,640)	(36,285)
Net Expenses	9,272,022	1,795,919	843,475	15,149,716
Net Investment Income	49,554,085	10,721,877	3,239,549	74,497,733
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,735,807)	(461,389)	(768,399)	(22,252,934)
Net realized gain (loss) on futures	674,574	-	-	6,976,983
Net realized gain (loss) on swap agreements	-	-	-	150,000
Net Realized Gain (Loss)	(7,061,233)	(461,389)	(768,399)	(15,125,951)
Net change in unrealized appreciation (depreciation) on investments	(12,350,061)	4,865,573	(1,009,951)	(80,885,123)
Net change in unrealized appreciation (depreciation) on futures	(36,206)	-	-	(638,772)
Net Change in Unrealized Appreciation (Depreciation)	(12,386,267)	4,865,573	(1,009,951)	(81,523,895)
Net Realized and Unrealized Gain (Loss) on Investments	(19,447,500)	4,404,184	(1,778,350)	(96,649,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,106,585	15,126,061	1,461,199	(22,152,113)
See notes to financial statements.
61

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	49,554,085	51,027,597	10,721,877	8,786,992
Net realized gain (loss) on investments	(7,061,233)	(15,214,369)	(461,389)	(4,690,563)
Net change in unrealized appreciation (depreciation) on investments	(12,386,267)	64,204,019	4,865,573	13,824,545
Net Increase (Decrease) in Net Assets Resulting from Operations	30,106,585	100,017,247	15,126,061	17,920,974
Distributions ($):
Distributions to shareholders:
Class M	(47,465,746)	(49,319,762)	(10,289,462)	(8,385,063)
Investor Shares	(1,693,268)	(1,365,862)	(280,309)	(279,509)
Total Distributions	(49,159,014)	(50,685,624)	(10,569,771)	(8,664,572)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	527,023,967	728,546,490	302,572,648	129,912,413
Investor Shares	44,657,205	54,387,833	5,736,414	13,075,330
Distributions reinvested:
Class M	4,438,122	4,743,869	1,136,435	947,372
Investor Shares	1,291,982	1,155,594	244,943	242,682
Cost of shares redeemed:
Class M	(578,457,075)	(878,557,167)	(170,435,779)	(232,032,048)
Investor Shares	(47,192,518)	(43,032,475)	(8,530,307)	(16,032,176)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(48,238,317)	(132,755,856)	130,724,354	(103,888,427)
Total Increase (Decrease) in Net Assets	(67,290,746)	(83,424,233)	135,280,644	(94,632,025)
Net Assets ($):
Beginning of Period	1,827,266,544	1,910,690,777	376,044,149	470,676,174
End of Period	1,759,975,798	1,827,266,544	511,324,793	376,044,149

See notes to financial statements.
62

	BNY Mellon National Intermediate Municipal Bond Fund		BNY Mellon National Short-Term Municipal Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	41,110,202	56,922,461	23,890,687	10,371,916
Shares issued for distributions reinvested	343,856	369,498	89,479	75,620
Shares redeemed	(44,912,556)	(68,742,705)	(13,429,042)	(18,542,947)
Net Increase (Decrease) in Shares Outstanding	(3,458,498)	(11,450,746)	10,551,124	(8,095,411)
Investor Shares(a)
Shares sold	3,456,610	4,240,824	451,840	1,045,104
Shares issued for distributions reinvested	100,196	90,009	19,305	19,378
Shares redeemed	(3,664,127)	(3,351,523)	(673,503)	(1,281,847)
Net Increase (Decrease) in Shares Outstanding	(107,321)	979,310	(202,358)	(217,365)

(a)
During the period ended August 31, 2025, 3,362,791 Class M shares representing $43,503,988 were exchanged for 3,366,900 Investor Shares for BNY Mellon
National Intermediate Municipal Bond Fund and 433,924 Class M shares representing $5,512,805 were exchanged for 434,223 Investor Shares for BNY Mellon
National Short-Term Municipal Bond Fund. During the period ended August 31, 2024, 4,231,606 Class M shares representing $54,396,836 were exchanged for 4,236,432 Investor Shares for BNY Mellon National Intermediate Municipal Bond Fund and 1,155,760 Class M shares representing $14,467,118 were exchanged for 1,156,619 Investor Shares for BNY Mellon National Short-Term Municipal Bond Fund.

See notes to financial statements.
63

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund		BNY Mellon Municipal Opportunities Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	3,239,549	4,032,934	74,497,733	66,826,488
Net realized gain (loss) on investments	(768,399)	(1,268,664)	(15,125,951)	(24,023,555)
Net change in unrealized appreciation (depreciation) on investments	(1,009,951)	5,849,758	(81,523,895)	105,874,791
Net Increase (Decrease) in Net Assets Resulting from Operations	1,461,199	8,614,028	(22,152,113)	148,677,724
Distributions ($):
Distributions to shareholders:
Class M	(3,055,183)	(3,844,478)	(71,300,503)	(64,068,396)
Investor Shares	(168,574)	(162,962)	(2,098,230)	(1,920,109)
Total Distributions	(3,223,757)	(4,007,440)	(73,398,733)	(65,988,505)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	31,555,394	74,845,375	543,785,119	783,519,158
Investor Shares	3,447,924	5,386,789	41,258,878	60,172,557
Distributions reinvested:
Class M	224,791	430,328	13,493,982	13,301,498
Investor Shares	126,752	127,278	1,728,922	1,665,554
Cost of shares redeemed:
Class M	(56,759,509)	(112,255,223)	(613,872,746)	(770,144,021)
Investor Shares	(3,675,164)	(5,479,174)	(53,803,725)	(47,292,261)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(25,079,812)	(36,944,627)	(67,409,570)	41,222,485
Total Increase (Decrease) in Net Assets	(26,842,370)	(32,338,039)	(162,960,416)	123,911,704
Net Assets ($):
Beginning of Period	148,233,571	180,571,610	2,093,723,194	1,969,811,490
End of Period	121,391,201	148,233,571	1,930,762,778	2,093,723,194

See notes to financial statements.
64

	BNY Mellon Massachusetts Intermediate Municipal Bond Fund		BNY Mellon Municipal Opportunities Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	2,599,712	6,210,099	44,000,142	63,565,079
Shares issued for distributions reinvested	18,420	35,532	1,094,401	1,083,706
Shares redeemed	(4,670,896)	(9,303,093)	(50,073,415)	(63,302,043)
Net Increase (Decrease) in Shares Outstanding	(2,052,764)	(3,057,462)	(4,978,872)	1,346,742
Investor Shares(a)
Shares sold	282,714	445,804	3,337,304	4,863,185
Shares issued for distributions reinvested	10,399	10,510	140,122	135,384
Shares redeemed	(299,788)	(456,158)	(4,360,169)	(3,835,248)
Net Increase (Decrease) in Shares Outstanding	(6,675)	156	(882,743)	1,163,321

(a)
During the period ended August 31, 2025, 275,893 Class M shares representing $3,366,314 were exchanged for 276,027 Investor Shares for BNY Mellon
Massachusetts Intermediate Municipal Bond Fund and 2,982,489 Class M shares representing $36,845,566 were exchanged for 2,981,840 Investor Shares for
BNY Mellon Municipal Opportunities Fund. During the period ended August 31, 2024, 368,031 Class M shares representing $4,478,080 were exchanged for
368,242 Investor Shares for BNY Mellon Massachusetts Intermediate Municipal Bond Fund and 4,562,749 Class M shares representing $56,444,017 were exchanged for 4,558,728 Investor Shares for BNY Mellon Municipal Opportunities Fund.

See notes to financial statements.
65

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.06	12.70	12.75	14.23	14.09
Investment Operations:
Net investment income(a)	.37	.35	.32	.27	.28
Net realized and unrealized gain (loss) on investments	(.16 )	.36	(.05 )	(1.41)	.19
Total from Investment Operations	.21	.71	.27	(1.14)	.47
Distributions:
Dividends from net investment income	(.37 )	(.35 )	(.32 )	(.27 )	(.28 )
Dividends from net realized gain on investments	-	-	-	(.07 )	(.05 )
Total Distributions	(.37 )	(.35 )	(.32 )	(.34 )	(.33 )
Net asset value, end of period	12.90	13.06	12.70	12.75	14.23
Total Return (%)	1.71	5.63	2.13	(8.14)	3.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53	.53	.52	.50	.50
Ratio of net expenses to average net assets	.53 (b)	.52 (b)	.52 (b)	.50	.50
Ratio of net investment income to average net assets	2.88 (b)	2.70 (b)	2.51 (b)	1.99	1.95
Portfolio Turnover Rate	66.38	66.66	80.75	65.37	46.51
Net Assets, end of period ($ x 1,000)	1,698,618	1,763,782	1,861,356	2,163,888	2,740,368

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
66

	Investor Shares
	Year Ended August 31,
BNY Mellon National Intermediate Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.04	12.69	12.73	14.22	14.07
Investment Operations:
Net investment income(a)	.34	.31	.29	.24	.24
Net realized and unrealized gain (loss) on investments	(.15 )	.35	(.04 )	(1.43)	.20
Total from Investment Operations	.19	.66	.25	(1.19)	.44
Distributions:
Dividends from net investment income	(.34 )	(.31 )	(.29 )	(.23 )	(.24 )
Dividends from net realized gain on investments	-	-	-	(.07 )	(.05 )
Total Distributions	(.34 )	(.31 )	(.29 )	(.30 )	(.29 )
Net asset value, end of period	12.89	13.04	12.69	12.73	14.22
Total Return (%)	1.45	5.29	1.96	(8.45)	3.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78	.78	.77	.75	.75
Ratio of net expenses to average net assets	.78 (b)	.77 (b)	.77 (b)	.75	.75
Ratio of net investment income to average net assets	2.63 (b)	2.45 (b)	2.26 (b)	1.74	1.70
Portfolio Turnover Rate	66.38	66.66	80.75	65.37	46.51
Net Assets, end of period ($ x 1,000)	61,358	63,485	49,335	60,734	94,980

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
67

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.70	12.41	12.40	12.94	12.95
Investment Operations:
Net investment income(a)	.34	.27	.19	.13	.14
Net realized and unrealized gain (loss) on investments	.09	.29	.02	(.54 )	(.01 )
Total from Investment Operations	.43	.56	.21	(.41 )	.13
Distributions:
Dividends from net investment income	(.33 )	(.27 )	(.20 )	(.13 )	(.14 )
Net asset value, end of period	12.80	12.70	12.41	12.40	12.94
Total Return (%)	3.46	4.55	1.68	(3.17)	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.55	.53	.51	.51
Ratio of net expenses to average net assets(b)	.44 (c)	.44 (c)	.44 (c)	.44	.48
Ratio of net investment income to average net assets(b)	2.68 (c)	2.15 (c)	1.57 (c)	1.05	1.10
Portfolio Turnover Rate	88.48	90.99	101.11	92.90	66.89
Net Assets, end of period ($ x 1,000)	500,392	362,626	454,866	877,683	894,027

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
68

	Investor Shares
	Year Ended August 31,
BNY Mellon National Short-Term Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.69	12.40	12.39	12.93	12.94
Investment Operations:
Net investment income(a)	.31	.24	.16	.10	.11
Net realized and unrealized gain (loss) on investments	.09	.29	.02	(.54 )	(.01 )
Total from Investment Operations	.40	.53	.18	(.44 )	.10
Distributions:
Dividends from net investment income	(.30 )	(.24 )	(.17 )	(.10 )	(.11 )
Net asset value, end of period	12.79	12.69	12.40	12.39	12.93
Total Return (%)	3.20	4.29	1.43	(3.42)	.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.80	.78	.76	.76
Ratio of net expenses to average net assets(b)	.69 (c)	.69 (c)	.69 (c)	.69	.73
Ratio of net investment income to average net assets(b)	2.43 (c)	1.90 (c)	1.32 (c)	.80	.85
Portfolio Turnover Rate	88.48	90.99	101.11	92.90	66.89
Net Assets, end of period ($ x 1,000)	10,933	13,418	15,810	20,468	18,734

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
69

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.34	11.98	11.99	13.25	13.12
Investment Operations:
Net investment income(a)	.30	.29	.27	.25	.25
Net realized and unrealized gain (loss) on investments	(.14 )	.36	.00 (b),(c)	(1.26)	.13
Total from Investment Operations	.16	.65	.27	(1.01)	.38
Distributions:
Dividends from net investment income	(.30 )	(.29 )	(.28 )	(.24 )	(.25 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-
Total Distributions	(.30 )	(.29 )	(.28 )	(.25 )	(.25 )
Net asset value, end of period	12.20	12.34	11.98	11.99	13.25
Total Return (%)	1.31	5.47	2.27	(7.69)	2.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.60	.58	.54	.54
Ratio of net expenses to average net assets	.62 (d)	.60 (d)	.57 (d)	.54	.54
Ratio of net investment income to average net assets	2.46 (d)	2.38 (d)	2.30 (d)	1.94	1.87
Portfolio Turnover Rate	48.39	68.51	102.77	49.94	32.82
Net Assets, end of period ($ x 1,000)	113,743	140,413	172,978	253,744	341,935

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)
In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
70

	Investor Shares
	Year Ended August 31,
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.34	11.98	11.99	13.24	13.11
Investment Operations:
Net investment income(a)	.27	.26	.25	.22	.21
Net realized and unrealized gain (loss) on investments	(.15 )	.36	(.01 )	(1.25)	.13
Total from Investment Operations	.12	.62	.24	(1.03)	.34
Distributions:
Dividends from net investment income	(.27 )	(.26 )	(.25 )	(.21 )	(.21 )
Dividends from net realized gain on investments	-	-	-	(.01 )	-
Total Distributions	(.27 )	(.26 )	(.25 )	(.22 )	(.21 )
Net asset value, end of period	12.19	12.34	11.98	11.99	13.24
Total Return (%)	.98	5.21	2.01	(7.85)	2.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.85	.83	.79	.79
Ratio of net expenses to average net assets	.87 (b)	.85 (b)	.82 (b)	.79	.79
Ratio of net investment income to average net assets	2.21 (b)	2.14 (b)	2.05 (b)	1.69	1.62
Portfolio Turnover Rate	48.39	68.51	102.77	49.94	32.82
Net Assets, end of period ($ x 1,000)	7,648	7,821	7,593	10,185	11,680

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
71

FINANCIAL HIGHLIGHTS (continued)

	Class M Shares
	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.59	12.03	12.28	14.10	13.52
Investment Operations:
Net investment income(a)	.44	.43	.42	.36	.36
Net realized and unrealized gain (loss) on investments	(.55 )	.55	(.11 )	(1.80)	.58
Total from Investment Operations	(.11 )	.98	.31	(1.44)	.94
Distributions:
Dividends from net investment income	(.44 )	(.42 )	(.41 )	(.36 )	(.36 )
Dividends from net realized gain on investments	-	-	(.15 )	(.02 )	-
Total Distributions	(.44 )	(.42 )	(.56 )	(.38 )	(.36 )
Net asset value, end of period	12.04	12.59	12.03	12.28	14.10
Total Return (%)	(.94 )	8.31	2.60	(10.38)	7.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.71	.75	.65	.65
Ratio of net expenses to average net assets	.72 (b)	.70 (b)	.75 (b)	.65	.65
Ratio of interest and expense related to floating rate notes issued to average net assets	.04	.03	.08	-	-
Ratio of net investment income to average net assets	3.59 (b)	3.48 (b)	3.45 (b)	2.70	2.61
Portfolio Turnover Rate	45.11	63.45	72.98	57.75	52.25
Net Assets, end of period ($ x 1,000)	1,874,321	2,023,553	1,916,777	2,051,296	2,568,933

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
72

	Investor Shares
	Year Ended August 31,
BNY Mellon Municipal Opportunities Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.60	12.04	12.29	14.11	13.53
Investment Operations:
Net investment income(a)	.41	.40	.39	.33	.33
Net realized and unrealized gain (loss) on investments	(.57 )	.55	(.11 )	(1.81)	.58
Total from Investment Operations	(.16 )	.95	.28	(1.48)	.91
Distributions:
Dividends from net investment income	(.40 )	(.39 )	(.38 )	(.32 )	(.33 )
Dividends from net realized gain on investments	-	-	(.15 )	(.02 )	-
Total Distributions	(.40 )	(.39 )	(.53 )	(.34 )	(.33 )
Net asset value, end of period	12.04	12.60	12.04	12.29	14.11
Total Return (%)	(1.26)	8.14	2.26	(10.60)	6.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.96	1.00	.90	.90
Ratio of net expenses to average net assets	.97 (b)	.96 (b)	1.00 (b)	.90	.90
Ratio of interest and expense related to floating rate notes issued to average net assets	.04	.03	.08	-	-
Ratio of net investment income to average net assets	3.34 (b)	3.23 (b)	3.20 (b)	2.45	2.36
Portfolio Turnover Rate	45.11	63.45	72.98	57.75	52.25
Net Assets, end of period ($ x 1,000)	56,442	70,171	53,035	75,580	103,130

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
73

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of thirteen series, including the following diversified funds: BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund (each, a “fund” and collectively, the “funds”). The objectives of the funds are as follows: BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Massachusetts Intermediate Municipal Bond Fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
74

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the funds’ valuation designee to make all fair value determinations with respect to the funds’ portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon National Intermediate Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,749,204,056	—	1,749,204,056
	—	1,749,204,056	—	1,749,204,056
Liabilities ($)
Other Financial Instruments:
Futures††	(13,444)	—	—	(13,444)
	(13,444)	—	—	(13,444)
75

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon National Short-Term Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	511,627,722	—	511,627,722
	—	511,627,722	—	511,627,722
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Assets ($)
Investments in Securities:†
Municipal Securities	—	120,294,090	—	120,294,090
	—	120,294,090	—	120,294,090
BNY Mellon Municipal Opportunities Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	3,390,184	—	3,390,184
Municipal Securities	—	1,952,441,078	—	1,952,441,078
	—	1,955,831,262	—	1,955,831,262
Liabilities ($)
Other Financial Instruments:
Futures††	(379,410)	—	—	(379,410)
Inverse Floater Notes†††	—	(45,385,000)	—	(45,385,000)
	(379,410)	(45,385,000)	—	(45,764,410)

†	See Schedules of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statements of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
76

NOTES TO FINANCIAL STATEMENTS (continued)
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the funds’ investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which each fund invests may have an impact on the funds’ share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
State-Specific Risk: BNY Mellon Massachusetts Intermediate Municipal Bond Fund is subject to the risk that Massachusetts’ economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the relevant fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the relevant fund’s use of derivatives may result in losses to the relevant fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the relevant fund will not correlate with the underlying assets or the relevant fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended August 31, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2025, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
77

NOTES TO FINANCIAL STATEMENTS (continued)
The table below summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2025:
Components of Accumulated Earnings
	Undistributed Tax-Exempt Income ($)	Accumulated Capital (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon National Intermediate Municipal Bond Fund	834,901	(72,182,591)	(25,326,170)
BNY Mellon National Short-Term Municipal Bond Fund	404,764	(16,951,105)	4,269,745
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	-	(7,730,809)	(4,250,626)
BNY Mellon Municipal Opportunities Fund	2,271,932	(70,629,588)	(125,370,060)
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon National Intermediate Municipal Bond Fund	30,512,135	41,670,456	72,182,591
BNY Mellon National Short-Term Municipal Bond Fund	3,585,694	13,365,411	16,951,105
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	772,335	6,958,474	7,730,809
BNY Mellon Municipal Opportunities Fund	6,295,019	64,334,569	70,629,588

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2025 and August 31, 2024.
	2025		2024
Tax Character of Distributions Paid	Tax-Exempt Income ($)	Ordinary Income ($)	Tax-Exempt Income ($)	Ordinary Income ($)
BNY Mellon National Intermediate Municipal Bond Fund	48,839,824	319,190	50,110,175	575,449
BNY Mellon National Short-Term Municipal Bond Fund	10,430,004	139,767	8,427,570	237,002
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	3,210,188	13,569	3,994,825	12,615
BNY Mellon Municipal Opportunities Fund	73,154,385	244,348	65,148,243	840,262
(f) Operating segment reporting: In this reporting period, each fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, each fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus. The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Schedules of
78

NOTES TO FINANCIAL STATEMENTS (continued)
Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the funds did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rates: .35% of BNY Mellon National Intermediate Municipal Bond Fund, ..35% of BNY Mellon National Short-Term Municipal Bond Fund, .35% of BNY Mellon Massachusetts Intermediate Municipal Bond Fund and .50% of BNY Mellon Municipal Opportunities Fund.
For BNY Mellon National Short-Term Municipal Bond Fund, the Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44% of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $459,168 during the period ended August 31, 2025.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:

0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended August 31, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	162,315
BNY Mellon National Short-Term Municipal Bond Fund	29,600
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	19,122
BNY Mellon Municipal Opportunities Fund	159,925
The funds have arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.
79

NOTES TO FINANCIAL STATEMENTS (continued)
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended August 31, 2025, there were no transfer agent cash management fees for each fund. These fees were partially offset by earnings credits for each fund, summarized in the table below.
Transfer Agent Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	(492)
BNY Mellon National Short-Term Municipal Bond Fund	(142)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	(164)
BNY Mellon Municipal Opportunities Fund	(343)
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended August 31, 2025 pursuant to the custody agreement. These fees were partially offset by earnings credits for each fund, also summarized in the table below.
	Custodian Fees ($)	Custodian Earnings Credits ($)
BNY Mellon National Intermediate Municipal Bond Fund	33,759	(29,819)
BNY Mellon National Short-Term Municipal Bond Fund	10,363	(10,363)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	5,476	(5,476)
BNY Mellon Municipal Opportunities Fund	35,942	(35,942)
Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. The following table summarizes the amount each fund was charged during the period ended August 31, 2025 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.
Checkwriting Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	343
BNY Mellon National Short-Term Municipal Bond Fund	94
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	102
BNY Mellon Municipal Opportunities Fund	232
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	24,051
BNY Mellon National Short-Term Municipal Bond Fund	23,989
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	24,051
BNY Mellon Municipal Opportunities Fund	24,051
80

NOTES TO FINANCIAL STATEMENTS (continued)
The funds compensate the Custodian for providing shareholder reporting and regulatory services for the funds. These fees are included in Shareholder and regulatory reports service fees in the Statements of Operations. The below table summarizes the amount each fund was charged for shareholder reporting and regulatory services, during the period ended August 31, 2025.
Shareholder and Regulatory Reports Service Fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	7,583
BNY Mellon National Short-Term Municipal Bond Fund	7,583
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	7,583
BNY Mellon Municipal Opportunities Fund	7,583
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Checkwriting Fees ($)	Shareholder & Regulatory Reports Service Fees ($)	Less Expense Reimbursement ($)
BNY Mellon National Intermediate Municipal Bond Fund	520,278	211,241	12,753	11,763	2,993	52	6,000	-
BNY Mellon National Short- Term Municipal Bond Fund	152,180	61,787	2,284	1,600	2,993	7	6,000	(43,157)
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	36,141	14,674	1,738	800	2,993	9	6,000	-
BNY Mellon Municipal Opportunities Fund	829,589	235,779	12,176	7,600	2,993	19	6,000	-
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, secured borrowings of inverse floater securities and derivatives, during the period ended August 31, 2025.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon National Intermediate Municipal Bond Fund	1,150,704,732	1,208,038,706
BNY Mellon National Short-Term Municipal Bond Fund	485,750,468	358,954,180
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	63,559,398	86,959,543
BNY Mellon Municipal Opportunities Fund	931,632,322	993,058,325
81

NOTES TO FINANCIAL STATEMENTS (continued)
Inverse Floater Securities:  BNY Mellon Municipal Opportunities Fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2025, was approximately $26,645,603, with a related weighted average annualized interest rate of 3.34%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each fund, with the exception of the BNY Mellon Municipal Opportunities Fund, is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of each fund’s net assets, and is subject to certain reporting requirements.
BNY Mellon Municipal Opportunities Fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund. Each type of derivative instrument that was held by each relevant fund during the period ended August 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statements of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to each relevant fund.
Futures: In the normal course of pursuing their investment objective, each relevant fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. Each relevant fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to each relevant fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2025 are set forth in each relevant fund’s Schedules of Investments.
Swap Agreements: BNY Mellon Municipal Opportunities Fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
82

NOTES TO FINANCIAL STATEMENTS (continued)
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statements of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statements of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Spreadlock Swaps: BNY Mellon Municipal Opportunities Fund participated in a spreadlock which is a credit derivative contract that establishes a predetermined spread for future interest rate swaps. The two main types of spreadlocks that can be used are forward-based spreadlocks and option-based spreadlocks. With a spreadlock, an interest rate swap user may lock in a current spread between a swap and an underlying government bond yield. This strategy allows for the transfer of basis points forward to the time when the swap is written. A spreadlock’s price is equivalent to the difference between the implied forward swap rate and the implied forward bond yield. As is the case with all implied forwards, a positively sloped spread curve suggests that swap spreads will rise over time because swap spreads for shorter maturities are lower than longer maturities. A negatively sloped spread curve means that swap spreads will fall over time because swap spreads for shorter maturities are higher than longer maturities. There is a risk of loss from a change in value of such spreadlock at contract value. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statements of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap transaction. The Statements of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the swap agreements. At August 31, 2025, there were no spreadlock swap agreements outstanding.
The following tables show each relevant  fund’s exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of August 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate Risk	-	Interest Rate Risk	(13,444)(1)
Gross fair value of derivative contracts	-		(13,444)
BNY Mellon Municipal Opportunities Fund
Interest Rate Risk	-	Interest Rate Risk	(379,410)(1)
Gross fair value of derivative contracts	-		(379,410)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedules of Investments, but only the unpaid variation margin is reported in the Statements of Assets and Liabilities.
83

NOTES TO FINANCIAL STATEMENTS (continued)
The effect of derivative instruments in the Statements of Operations during the period ended August 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Swap Agreements(2)	Total
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate	674,574	-	674,574
Total	674,574	-	674,574
BNY Mellon Municipal Opportunities Fund
Interest Rate	6,976,983	150,000	7,126,983
Total	6,976,983	150,000	7,126,983

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Total
BNY Mellon National Intermediate Municipal Bond Fund
Interest Rate	(36,206)	(36,206)
Total	(36,206)	(36,206)
BNY Mellon Municipal Opportunities Fund
Interest Rate	(638,772)	(638,772)
Total	(638,772)	(638,772)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on swap agreements.
(3)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2025:
Average Market Value ($)
BNY Mellon National Intermediate Municipal Bond Fund
Futures:
Interest Rate Futures Short	5,264,813
BNY Mellon Municipal Opportunities Fund
Futures:
Interest Rate Futures Short	96,876,422
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended August 31, 2025:
Average Notional Value ($)
BNY Mellon Municipal Opportunities Fund
Swap Agreements:
Interest Rate Swap Receives Fixed Rate	1,153,846
84

NOTES TO FINANCIAL STATEMENTS (continued)
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon National Intermediate Municipal Bond Fund	1,774,530,226	17,110,301	(42,436,471)	(25,326,170)
BNY Mellon National Short-Term Municipal Bond Fund	507,357,977	5,365,822	(1,096,077)	4,269,745
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	124,544,716	314,285	(4,564,911)	(4,250,626)
BNY Mellon Municipal Opportunities Fund	2,035,816,322	15,950,015	(141,320,075)	(125,370,060)
NOTE 5—
Subsequent Events:
Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to each fund, pursuant to a sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and INA, with respect to each fund. INA, subject to the Adviser’s supervision and approval, provides day-to-day management of each fund’s assets pursuant to the Sub-Advisory Agreement. INA is an indirect wholly-owned subsidiary of BNY and is registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166.
The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund (collectively, the “Predecessor Funds”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Municipal Intermediate ETF, BNY Mellon Municipal Short Duration ETF and BNY Mellon Municipal Opportunities ETF, respectively (collectively, the “Acquiring ETFs”). If approved by each Predecessor Fund’s shareholders, the Predecessor Funds, which currently operate as mutual funds, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into their respective Acquiring ETFs. Accordingly, if the reorganization is approved by each Predecessor Fund’s shareholders, the Predecessor Funds will transfer their assets to the respective Acquiring ETF, in exchange for whole shares of the respective Acquiring ETF and the assumption by the respective Acquiring ETF of each respective Predecessor Fund’s liabilities (the “Reorganization”).
Shareholders of the Predecessor Funds as of September 17, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Predecessor Funds at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about the close of business on January 9, 2026 (the “Closing Date”).
To facilitate the conversions the following actions will occur:
Effective December 1, 2025, the Predecessor Funds will waive the shareholder service fees. Also approximately two weeks prior to the Closing Date, Investor shares of each Predecessor Fund will convert to Class M shares.
85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of the Funds and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
October 23, 2025
86

IMPORTANT TAX INFORMATION (Unaudited)
The following distribution information is being provided in accordance with federal tax law. Where required by federal tax rules, shareholders will receive notification of their portion of each fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form1099-DIV, which will be mailed in early 2026.
Each fund hereby reports all the dividends paid from investment income-net during its fiscal year ended August 31, 2025 as “exempt-interest dividends” (not generally subject to regular Federal income tax), except each fund designates the following amounts as an ordinary income distribution for reporting purposes for its fiscal year ended August 31, 2025:
Ordinary Income Dividends ($)
BNY Mellon National Intermediate Municipal Bond Fund	319,190
BNY Mellon National Short-Term Municipal Bond Fund	139,767
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	13,569
BNY Mellon Municipal Opportunities Fund	244,348
87

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
88

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
89

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. Each fund is charged for services performed by each fund’s Chief Compliance Officer. Compensation paid by each fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statements of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by each fund during the period is shown in the table below.
Aggregate Amount of Trustees’ fees and expenses and Chief Compliance Officer fees ($)
BNY Mellon National Intermediate Municipal Bond Fund	292,666
BNY Mellon National Short-Term Municipal Bond Fund	88,462
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	44,241
BNY Mellon Municipal Opportunities Fund	361,748
90

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 24-25, 2025, the Board considered the renewal of the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.
The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
For each of BNY Mellon National Intermediate Municipal Bond Fund, BNY Mellon National Short-Term Municipal Bond Fund, BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund, and representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Fund(s)”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the relevant fund’s management fee.
As to each fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
BNY Mellon National Intermediate Municipal Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as intermediate municipal debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for seven of the ten one-year periods ended December 31st and above the Performance Universe median for seven of the ten
91

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review.
The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
BNY Mellon National Short-Term Municipal Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as short municipal debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the four- and ten-year periods when the fund’s total return performance was at the Performance Universe median. The Board also considered that the fund’s yield performance was at or above the Performance Group median for one of the ten one-year periods ended December 31st and was above the Performance Universe median for two of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark indices returns during the periods under review.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of neither class of fund shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .44%.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as “other states” intermediate municipal debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for six of the ten one-year periods ended December 31st and above or at the Performance Universe for eight of the ten one-year periods ended December 31st. The Board also considered that not all the other funds in the Performance Group or Performance Universe invested primarily in Massachusetts municipal securities. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a five-star rating for the three-year period and a four-star rating for the five-year period and a four-star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
BNY Mellon Municipal Opportunities Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as general and insured municipal debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended December 31st and above the Performance Universe median for all ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a five-star overall rating, and a five-star rating for each of the five- and ten-year periods and a four-star rating for the three-year period, from Morningstar based on Morningstar’s risk-adjusted return measures.
92

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also considered the expense limitation arrangement for certain funds and the effect such arrangements had on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund are satisfactory and appropriate.
●With respect to BNY Mellon National Intermediate Municipal Bond Fund and BNY Mellon National Short-Term Municipal Bond Fund, the Board determined each fund’s overall performance was satisfactory in light of the totality of the information presented.
●With respect to BNY Mellon Massachusetts Intermediate Municipal Bond Fund and BNY Mellon Municipal Opportunities Fund, the Board was satisfied with each fund’s overall performance.
●With respect to each fund, the Board concluded that the fees paid pursuant to the Agreement continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund pursuant to the Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the funds, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement for each fund.
93

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRAR0825-MB

BNY Mellon Funds Trust

Funds	Ticker Symbols
	Class M	Investor Shares
BNY Mellon Bond Fund	MPBFX	MIBDX
BNY Mellon Intermediate Bond Fund	MPIBX	MIIDX
BNY Mellon Corporate Bond Fund	BYMMX	BYMIX
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2025

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0%
Aerospace & Defense — .7%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	4,750,000	4,537,256
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	4,191,330
				8,728,586
Airlines — .2%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,069,550	3,014,178
Automobiles & Components — .5%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	7,400,000	6,582,800
Banks — 9.2%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(a)	6.13	4/27/2027	8,650,000	8,752,030
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	7,250,000	8,281,751
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	9,300,000	9,801,063
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	7,325,000	7,652,508
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	5,750,000	5,966,893
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	8,675,000	8,890,604
HSBC Holdings PLC, Sr. Unscd. Notes(b)	6.25	3/9/2034	8,000,000	8,642,042
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(a)	6.50	4/1/2030	5,475,000	5,636,912
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	7,770,000	8,036,787
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000	5,622,334
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	4,280,000	4,315,331
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000	7,663,572
Societe Generale SA, Sr. Notes(c)	6.69	1/10/2034	8,000,000	8,613,761
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000	8,895,766
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	8,500,000	8,783,058
				115,554,412
Beverage Products — .5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000	5,710,540
Diversified Financials — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	6,500,000	6,809,249
Aircastle Ltd., Gtd. Notes(c)	2.85	1/26/2028	6,250,000	6,017,853
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	6.70	7/29/2031	5,800,000	6,141,221
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	5,500,000	5,251,186
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	2.85	2/9/2026	3,800,000	3,747,380
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000	6,512,740
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000	2,425,127
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	5,387,662
CDP Financial, Inc., Gtd. Notes(b),(c)	4.88	6/5/2029	3,500,000	3,633,657
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	2.00	4/16/2031	4,130,000	3,721,837
Ontario Teachers’ Finance Trust, Gtd. Notes(c)	4.63	4/10/2029	3,500,000	3,592,692
				53,240,604
Electronic Components — .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	5,286,204
Energy — 1.9%
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	4,447,398
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000	4,063,856
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000	3,501,127
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	5,500,000	5,565,717
2

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Energy — 1.9% (continued)
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	1,750,000	1,765,868
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,000,000	5,005,558
				24,349,524
Food Products — .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	5,672,962
Foreign Governmental — .7%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	2,058,876
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(c)	1.38	2/10/2031	4,130,000	3,594,718
Province of Manitoba, Sr. Unscd. Notes(b)	4.30	7/27/2033	3,720,000	3,699,442
				9,353,036
Health Care — 2.8%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,783,119
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,019,507
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,593,655
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,674,801
HCA, Inc., Gtd. Notes	5.75	3/1/2035	5,100,000	5,248,707
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,648,504
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	4,775,000	4,874,218
				35,842,511
Industrial — .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(c)	3.80	12/31/2057	5,000,000	3,390,184
Information Technology — 1.0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	7,135,000	6,438,107
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	6,125,000	6,251,395
				12,689,502
Insurance — .6%
MetLife, Inc., Jr. Sub. Notes, Ser. G(a)	3.85	9/15/2025	1,900,000	1,896,418
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	7,250,000	5,948,820
				7,845,238
Internet Software & Services — .9%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	5,250,000	4,962,610
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,420,295
				11,382,905
Media — .2%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	3,000,000	3,083,607
Metals & Mining — .7%
Glencore Funding LLC, Gtd. Notes(c)	2.63	9/23/2031	4,775,000	4,263,086
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	5,470,000	5,007,232
				9,270,318
Municipal Securities — .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	3,000,000	2,517,323
Retailing — .4%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000	4,809,315
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., Gtd. Notes(c)	2.45	2/15/2031	4,000,000	3,617,883
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	6,000,000	5,011,771
3

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
Semiconductors & Semiconductor Equipment — 1.5% (continued)
Foundry JV Holdco LLC, Sr. Scd. Notes(c)	5.88	1/25/2034	5,275,000	5,420,652
Intel Corp., Sr. Unscd. Notes(b)	5.60	2/21/2054	5,650,000	5,142,283
				19,192,589
Technology Hardware & Equipment — .4%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	6,280,000	4,678,933
Telecommunication Services — 2.2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000	8,446,602
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000	4,932,241
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	10,685,000	7,813,232
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	10,303,000	6,161,560
				27,353,635
Transportation — .3%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	3,750,000	3,738,351
U.S. Government Agencies Collateralized Municipal-Backed Securities — .3%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	4,593,985	3,904,740
U.S. Government Agencies Mortgage-Backed — 25.9%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052(d)			13,386,060	10,725,541
2.50%, 10/1/2051-12/1/2051(d)			15,160,164	12,737,632
3.00%, 6/1/2052(d)			5,599,253	4,864,948
3.50%, 7/1/2047-11/1/2047(d)			16,962,400	15,609,451
4.00%, 6/1/2053(d)			9,104,010	8,578,485
5.00%, 11/1/2052-12/1/2054(d)			27,255,903	27,092,938
5.50%, 4/1/2054-2/1/2055(d)			37,506,824	37,919,299
6.00%, 4/1/2055(d)			7,182,878	7,342,960
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(d)			34,572,163	27,742,822
2.50%, 6/1/2051-3/1/2052(d)			36,625,065	30,499,511
3.00%, 6/1/2052-7/1/2052(d)			25,380,988	22,035,819
3.50%, 3/1/2048-9/1/2052(d)			14,419,906	13,174,931
4.00%, 4/1/2052-9/1/2052(d)			10,915,261	10,207,135
4.50%, 10/1/2052(d)			5,680,787	5,498,797
5.00%, 1/1/2055(d)			6,469,317	6,427,787
5.50%, 7/1/2055(d)			6,446,962	6,530,770
6.00%, 9/1/2054-11/1/2054(d)			13,641,770	13,968,126
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			18,087,311	14,587,821
2.50%, 5/20/2051			9,693,826	8,110,116
3.00%, 6/20/2050			2,262,069	1,967,302
3.50%, 1/20/2052-9/20/2053			10,287,893	9,486,216
4.00%, 2/20/2051-6/20/2051			7,749,316	7,146,393
4.50%, 7/20/2052			7,079,188	6,876,101
6.50%, 7/20/2055			7,704,327	7,941,333
7.00%, 6/20/2055			6,421,229	6,655,003
7.50%, 7/20/2054			3,184,272	3,310,048
				327,037,285
U.S. Treasury Securities — 42.1%
U.S. Treasury Bonds	3.63	2/15/2053	9,750,000	7,806,284
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000	14,308,855
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000	16,386,267
4

BNY Mellon Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.0% (continued)
U.S. Treasury Securities — 42.1% (continued)
U.S. Treasury Bonds	4.00	11/15/2052	11,000,000	9,443,242
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000	8,104,229
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000	1,466,082
U.S. Treasury Bonds(b)	4.75	2/15/2045	19,500,000	19,216,641
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000	7,536,118
U.S. Treasury Bonds	4.75	8/15/2055	7,750,000	7,542,930
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	6,676,650	6,632,716
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	10,461,440	10,372,063
U.S. Treasury Notes	2.38	5/15/2027	4,500,000	4,404,990
U.S. Treasury Notes	2.88	4/30/2029	1,000,000	974,863
U.S. Treasury Notes(b)	3.25	6/30/2027	11,250,000	11,172,656
U.S. Treasury Notes	3.25	6/30/2029	17,435,000	17,202,420
U.S. Treasury Notes	3.38	9/15/2027	20,250,000	20,157,847
U.S. Treasury Notes	3.50	9/30/2029	15,150,000	15,071,587
U.S. Treasury Notes	3.63	8/31/2029	21,750,000	21,743,628
U.S. Treasury Notes	3.63	3/31/2030	10,000,000	9,979,297
U.S. Treasury Notes	3.75	5/15/2028	24,750,000	24,853,447
U.S. Treasury Notes	3.75	5/31/2030	11,250,000	11,281,641
U.S. Treasury Notes	3.88	4/30/2030	7,500,000	7,564,746
U.S. Treasury Notes	3.88	6/30/2030	10,000,000	10,083,203
U.S. Treasury Notes	3.88	8/15/2034	19,750,000	19,365,415
U.S. Treasury Notes(b)	4.00	2/28/2030	9,250,000	9,381,162
U.S. Treasury Notes	4.00	7/31/2030	20,250,000	20,518,945
U.S. Treasury Notes	4.00	4/30/2032	21,475,000	21,603,347
U.S. Treasury Notes	4.13	11/15/2027	3,000,000	3,032,285
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	13,755,234
U.S. Treasury Notes	4.13	7/31/2031	7,250,000	7,370,220
U.S. Treasury Notes	4.13	5/31/2032	11,215,000	11,358,254
U.S. Treasury Notes	4.25	2/15/2028	16,760,000	17,015,656
U.S. Treasury Notes	4.25	2/28/2029	16,105,000	16,444,400
U.S. Treasury Notes	4.25	6/30/2029	18,660,000	19,072,196
U.S. Treasury Notes	4.25	1/31/2030	6,000,000	6,142,266
U.S. Treasury Notes	4.25	11/15/2034	5,500,000	5,537,275
U.S. Treasury Notes(b)	4.25	5/15/2035	12,250,000	12,291,152
U.S. Treasury Notes(b)	4.25	8/15/2035	3,500,000	3,507,383
U.S. Treasury Notes	4.38	8/31/2028	12,920,000	13,207,167
U.S. Treasury Notes	4.38	11/30/2028	13,000,000	13,307,988
U.S. Treasury Notes	4.38	5/15/2034	23,860,000	24,331,142
U.S. Treasury Notes	4.50	5/31/2029	4,915,000	5,064,466
U.S. Treasury Notes	4.63	5/31/2031	10,455,000	10,900,359
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	14,323,699
				530,835,763
Utilities — .4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	4,295,000	4,422,604
Total Bonds and Notes (cost $1,276,152,941)				1,249,487,649

5

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Bond Fund (continued)
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $5,920,346)	4.41	5,920,346	5,920,346
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(f) (cost $4,017,569)	4.41	4,017,569	4,017,569
Total Investments (cost $1,286,090,856)		99.8%	1,259,425,564
Cash and Receivables (Net)		.2%	2,411,470
Net Assets		100.0%	1,261,837,034

(a)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(b)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $64,337,637 and the value of the collateral was
$66,165,781, consisting of cash collateral of $4,017,569 and U.S. Government & Agency securities valued at $62,148,212.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $55,193,425 or 4.4% of net assets.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	4,125,136	270,675,940	(268,880,730)	5,920,346	319,199
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	5,565,600	229,607,448	(231,155,479)	4,017,569	125,808 ††
Total - .8%	9,690,736	500,283,388	(500,036,209)	9,937,915	445,007

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Intermediate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.9%
Aerospace & Defense — .6%
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	2,375,000	2,436,970
Airlines — 1.3%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,744,863	2,695,348
Delta Air Lines Pass-Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	2,804,121	2,648,192
				5,343,540
Automobiles & Components — 1.6%
General Motors Financial Co., Inc., Gtd. Notes	5.60	6/18/2031	3,200,000	3,306,605
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	3,250,000	3,443,579
				6,750,184
Banks — 14.3%
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	4,500,000	4,651,438
Bank of Montreal, Sr. Unscd. Notes(a)	5.27	12/11/2026	3,050,000	3,093,564
Barclays PLC, Sub. Notes	4.84	5/9/2028	3,800,000	3,819,649
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	4,625,000	4,616,147
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.25	3/5/2031	2,500,000	2,556,619
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	2,400,000	2,490,529
Cooperatieve Rabobank UA, Gtd. Notes	3.75	7/21/2026	3,685,000	3,662,052
Credit Agricole SA, Sr. Notes(b)	6.32	10/3/2029	2,245,000	2,369,121
Deutsche Bank AG, Sr. Notes	5.00	9/11/2030	2,750,000	2,795,190
HSBC Holdings PLC, Sr. Unscd. Notes	2.87	11/22/2032	3,460,000	3,114,579
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(c)	6.50	4/1/2030	3,935,000	4,051,370
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	1,670,000	1,739,002
NatWest Group PLC, Sr. Unscd. Notes(a)	4.96	8/15/2030	2,375,000	2,425,969
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	3,710,000	3,713,597
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,000,000	3,380,988
Societe Generale SA, Sr. Notes(b)	6.69	1/10/2034	2,775,000	2,987,898
Standard Chartered PLC, Sr. Unscd. Notes(b)	7.77	11/16/2028	2,830,000	3,033,946
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	3,500,000	3,539,411
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	2,540,000	2,624,584
				60,665,653
Beverage Products — .8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.75	1/23/2029	3,225,000	3,296,551
Diversified Financials — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	9/10/2029	3,590,000	3,620,977
Air Lease Corp., Sr. Unscd. Notes	5.10	3/1/2029	2,750,000	2,824,637
American Express Co., Sr. Unscd. Notes	5.10	2/16/2028	1,345,000	1,361,439
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	2,000,000	2,005,886
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2027	1,250,000	1,219,076
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	1,725,000	1,646,963
CDP Financial, Inc., Gtd. Notes(b)	4.88	6/5/2029	1,350,000	1,401,553
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	2.00	4/16/2031	1,670,000	1,504,956
Ontario Teachers’ Finance Trust, Gtd. Notes(b)	4.63	4/10/2029	1,350,000	1,385,752
				16,971,239
7

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.9% (continued)
Energy — 1.2%
Coterra Energy Operating Co., Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,799,749
ONEOK, Inc., Gtd. Notes	4.00	7/13/2027	2,425,000	2,417,390
				5,217,139
Food Products — .7%
Kraft Heinz Foods Co., Gtd. Notes(a)	5.20	3/15/2032	2,815,000	2,877,072
Foreign Governmental — .5%
British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	825,000	818,590
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(b)	1.38	2/10/2031	1,670,000	1,453,554
				2,272,144
Health Care — 5.3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	3,925,000	3,783,124
Amgen, Inc., Sr. Unscd. Notes	2.20	2/21/2027	3,960,000	3,855,755
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	2,600,000	2,544,875
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	3,300,000	3,298,838
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	2,820,000	2,826,696
Takeda Pharmaceutical Co., Ltd., Sr. Unscd. Notes	5.30	7/5/2034	3,150,000	3,219,574
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	2,735,000	2,791,830
				22,320,692
Industrial — 1.4%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.90	3/2/2026	2,350,000	2,311,978
John Deere Capital Corp., Sr. Unscd. Notes	1.05	6/17/2026	3,500,000	3,419,774
				5,731,752
Information Technology — 2.9%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,400,000	3,302,317
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	3,390,000	3,278,388
Paychex, Inc., Sr. Unscd. Notes	5.35	4/15/2032	2,985,000	3,089,102
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	2,550,000	2,602,622
				12,272,429
Media — .7%
Comcast Corp., Gtd. Notes	3.40	4/1/2030	3,045,000	2,945,541
Municipal Securities — 2.7%
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.05	1/1/2026	2,500,000	2,475,871
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	1.75	3/15/2028	4,155,000	3,951,552
State Board of Administration Finance Corp., Revenue Bonds, Refunding, Ser. A	1.71	7/1/2027	5,315,000	5,107,512
				11,534,935
Real Estate — .3%
Healthcare Realty Holdings LP, Gtd. Notes	3.63	1/15/2028	1,500,000	1,472,213
Retailing — .8%
The Home Depot, Inc., Sr. Unscd. Notes	4.85	6/25/2031	3,355,000	3,465,616
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom, Inc., Sr. Unscd. Notes(b)	4.00	4/15/2029	3,325,000	3,303,633
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	5.88	1/25/2034	2,000,000	2,055,224
				5,358,857
Telecommunication Services — 3.8%
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	4,250,000	4,257,419
Cisco Systems, Inc., Sr. Unscd. Notes	4.95	2/26/2031	3,200,000	3,313,781
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	5/23/2029	2,420,000	2,447,099
8

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.9% (continued)
Telecommunication Services — 3.8% (continued)
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	4,000,000	3,918,786
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	2,165,000	2,118,668
				16,055,753
U.S. Government Agencies Collateralized Mortgage Obligations — .6%
Federal National Mortgage Association, REMIC, Ser. 2013-39, Cl. UP(d)	2.50	5/25/2028	2,428,806	2,381,155
U.S. Government Agencies Collateralized Municipal-Backed Securities — .5%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	2,419,921	2,056,855
U.S. Government Agencies Mortgage-Backed — 1.3%
Federal Home Loan Mortgage Corp.:
3.50%, 6/1/2035(d)			3,562,883	3,508,262
4.50%, 2/1/2034(d)			95,661	96,995
Federal National Mortgage Association:
2.91%, 4/1/26(d)			2,000,000	1,978,847
				5,584,104
U.S. Government Agencies Obligations — 6.9%
Federal Farm Credit Banks Funding Corp., Bonds	4.70	3/5/2029	4,035,000	4,045,224
Federal Farm Credit Banks Funding Corp., Bonds	5.00	7/7/2032	4,320,000	4,336,014
Federal Home Loan Banks, Bonds	5.00	6/18/2029	1,650,000	1,660,397
Federal Home Loan Banks, Bonds	5.00	4/21/2032	6,565,000	6,577,886
Federal Home Loan Banks, Bonds, Ser. 1	3.00	3/25/2027	6,800,000	6,716,154
Federal Home Loan Mortgage Corp., Notes(d)	5.00	1/14/2030	5,750,000	5,755,266
				29,090,941
U.S. Treasury Securities — 43.8%
U.S. Treasury Notes	1.63	8/15/2029	2,500,000	2,321,289
U.S. Treasury Notes(a)	3.38	9/15/2027	12,000,000	11,945,391
U.S. Treasury Notes	3.38	5/15/2033	5,000,000	4,793,555
U.S. Treasury Notes	3.50	4/30/2028	2,500,000	2,494,189
U.S. Treasury Notes	3.50	9/30/2029	2,255,000	2,243,329
U.S. Treasury Notes(a)	3.63	8/31/2029	9,750,000	9,747,143
U.S. Treasury Notes	3.75	8/31/2031	11,250,000	11,207,812
U.S. Treasury Notes(a)	3.88	3/15/2028	2,250,000	2,266,348
U.S. Treasury Notes	3.88	12/31/2029	8,740,000	8,816,816
U.S. Treasury Notes	3.88	4/30/2030	4,000,000	4,034,531
U.S. Treasury Notes(a)	3.88	7/31/2030	2,250,000	2,268,457
U.S. Treasury Notes	3.88	8/15/2034	16,000,000	15,688,437
U.S. Treasury Notes	4.00	2/29/2028	7,000,000	7,068,086
U.S. Treasury Notes	4.00	7/31/2029	2,750,000	2,786,792
U.S. Treasury Notes	4.13	11/15/2027	6,250,000	6,317,261
U.S. Treasury Notes	4.13	7/31/2028	11,250,000	11,416,553
U.S. Treasury Notes	4.13	7/31/2031	14,000,000	14,232,148
U.S. Treasury Notes	4.13	5/31/2032	2,000,000	2,025,547
U.S. Treasury Notes	4.25	1/15/2028	6,250,000	6,341,309
U.S. Treasury Notes	4.25	5/15/2035	6,750,000	6,772,676
U.S. Treasury Notes	4.38	8/31/2028	17,500,000	17,888,965
U.S. Treasury Notes	4.38	5/15/2034	15,000,000	15,296,191
U.S. Treasury Notes	4.50	4/15/2027	3,250,000	3,290,879
U.S. Treasury Notes	4.50	11/15/2033	8,250,000	8,509,102
U.S. Treasury Notes	4.63	9/30/2030	5,500,000	5,729,668
				185,502,474
9

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Intermediate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.9% (continued)
Utilities — .6%
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	2,750,000	2,603,286
Total Bonds and Notes (cost $413,270,476)				414,207,095

	1-Day Yield (%)	Shares
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,808,795)	4.41	5,808,795	5,808,795
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $888,983)	4.41	888,983	888,983
Total Investments (cost $419,968,254)		99.5%	420,904,873
Cash and Receivables (Net)		.5%	2,109,829
Net Assets		100.0%	423,014,702

REMIC—Real Estate Mortgage Investment Conduit

(a)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $21,498,993 and the value of the collateral was
$22,221,881, consisting of cash collateral of $888,983 and U.S. Government & Agency securities valued at $21,332,898.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $19,495,637 or 4.6% of net assets.

(c)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Intermediate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	2,051,663	99,947,741	(96,190,609)	5,808,795	105,105
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	6,913,017	89,372,234	(95,396,268)	888,983	56,096 ††
Total - 1.6%	8,964,680	189,319,975	(191,586,877)	6,697,778	161,201

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
10

SCHEDULES OF INVESTMENTS
August 31, 2025

BNY Mellon Corporate Bond Fund
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.7%
Aerospace & Defense — 1.6%
RTX Corp., Sr. Unscd. Notes	2.25	7/1/2030	2,500,000	2,286,964
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	3,000,000	3,078,278
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	1,000,000	1,095,772
				6,461,014
Airlines — 3.1%
Air Canada Pass-Through Trust, Ser. 2015-1, Cl. A(a)	3.60	3/15/2027	1,650,380	1,618,228
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	2,697,408	2,648,749
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. A	2.95	5/15/2028	3,719,750	3,433,926
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	5,466,679	5,161,872
				12,862,775
Automobiles & Components — 1.6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	3,000,000	3,138,076
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	4,000,000	3,558,270
				6,696,346
Banks — 23.2%
AIB Group PLC, Sr. Unscd. Notes(a)	6.61	9/13/2029	3,000,000	3,192,276
BAC Capital Trust XIV, Gtd. Notes, Ser. G, (3 Month TSFR +0.66%)(b),(c),(d)	4.98	9/15/2025	3,000,000	2,500,920
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	2,500,000	2,587,017
Bank of America Corp., Jr. Sub. Notes, Ser. FF(b),(c)	5.88	3/15/2028	2,500,000	2,531,775
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	1,000,000	1,011,795
Bank of Ireland Group PLC, Sr. Unscd. Notes(a)	2.03	9/30/2027	2,500,000	2,435,538
Barclays PLC, Jr. Sub. Notes(b),(c)	8.00	9/15/2029	2,000,000	2,109,200
Barclays PLC, Sub. Notes(c)	7.12	6/27/2034	1,750,000	1,935,922
BNP Paribas SA, Sr. Notes(a)	1.32	1/13/2027	1,500,000	1,482,647
BPCE SA, Sub. Notes(a)	3.12	10/19/2032	4,000,000	3,535,720
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	3,500,000	3,688,572
Citizens Financial Group, Inc., Sub. Notes	3.75	2/11/2031	5,000,000	4,916,065
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	3,000,000	3,113,161
Credit Agricole SA, Sub. Notes(a)	4.00	1/10/2033	3,500,000	3,435,281
Deutsche Bank AG, Sub. Notes	4.88	12/1/2032	4,000,000	3,987,283
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	3,500,000	3,945,173
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	3,500,000	3,596,416
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.72	6/5/2030	3,000,000	3,139,568
M&T Bank Corp., Jr. Sub. Notes, Ser. G(b)	7.30	2/1/2026	5,000,000	5,056,675
Morgan Stanley, Sub. Notes	5.95	1/19/2038	3,500,000	3,637,963
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	3,250,000	3,322,288
Nordea Bank Abp, Jr. Sub. Notes(a),(b),(c)	6.63	3/26/2026	3,965,000	3,997,731
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	3,500,000	3,944,486
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	3,000,000	3,230,160
The Bank of Nova Scotia, Jr. Sub. Notes, (3 Month TSFR +2.91%)(b),(c),(d)	7.23	10/12/2025	4,000,000	3,987,492
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	3,000,000	3,335,912
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000	2,971,458
Wells Fargo & Co., Sr. Unscd. Notes	5.21	12/3/2035	3,250,000	3,278,695
Westpac Banking Corp., Sub. Notes	4.32	11/23/2031	3,000,000	2,989,551
Zions Bancorp NA, Sub. Notes	3.25	10/29/2029	3,550,000	3,295,260
				96,192,000
11

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.7% (continued)
Beverage Products — .7%
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	3,000,000	2,879,777
Building Materials — 1.0%
CRH America Finance, Inc., Gtd. Notes(a)	3.40	5/9/2027	2,000,000	1,973,215
Masco Corp., Sr. Unscd. Notes	1.50	2/15/2028	2,500,000	2,341,134
				4,314,349
Chemicals — 1.4%
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	3,000,000	2,887,504
Yara International ASA, Sr. Unscd. Notes(a)	4.75	6/1/2028	3,000,000	3,023,614
				5,911,118
Commercial & Professional Services — .7%
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	3,000,000	2,850,009
Consumer Discretionary — 3.5%
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	3,000,000	3,072,270
Leggett & Platt, Inc., Sr. Unscd. Notes(c)	4.40	3/15/2029	2,000,000	1,967,000
Marriott International, Inc., Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	3,250,000	2,785,338
Meritage Homes Corp., Gtd. Notes(c)	5.65	3/15/2035	2,500,000	2,525,600
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(a)	6.25	3/15/2032	3,000,000	3,098,115
Warnermedia Holdings, Inc., Gtd. Notes(c)	4.28	3/15/2032	1,242,000	1,072,622
				14,520,945
Diversified Financials — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.75	6/6/2028	1,750,000	1,816,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	2,000,000	2,095,154
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	2,050,000	1,973,856
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(a)	5.00	9/15/2030	1,000,000	1,008,522
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	4,000,000	3,819,044
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,000,000	2,958,458
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	4,000,000	3,780,981
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	3,500,000	3,395,178
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.60	9/15/2029	2,000,000	2,080,865
Blue Owl Finance LLC, Gtd. Notes	4.38	2/15/2032	1,000,000	952,651
				23,880,964
Electronic Components — 1.3%
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	3,000,000	2,650,530
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	3,000,000	2,883,384
				5,533,914
Energy — 12.3%
Cenovus Energy, Inc., Sr. Unscd. Notes(c)	2.65	1/15/2032	3,000,000	2,634,965
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes(a)	2.74	12/31/2039	2,000,000	1,658,135
Cheniere Energy, Inc., Sr. Unscd. Notes	4.63	10/15/2028	2,000,000	1,999,075
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	2,750,000	2,778,913
El Paso Natural Gas Co. LLC, Gtd. Notes(a)	3.50	2/15/2032	3,000,000	2,741,908
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	1,250,000	1,271,730
Energy Transfer LP, Sr. Unscd. Notes	4.15	9/15/2029	1,500,000	1,488,330
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	2,000,000	2,074,742
EQT Corp., Sr. Unscd. Notes(c)	5.75	2/1/2034	3,000,000	3,107,045
Helmerich & Payne, Inc., Sr. Unscd. Notes(c)	2.90	9/29/2031	3,000,000	2,616,214
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	2,000,000	2,007,669
Kinder Morgan, Inc., Gtd. Bonds	5.85	6/1/2035	2,000,000	2,078,878
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	3,500,000	3,481,051
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	2,750,000	2,863,107
12

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.7% (continued)
Energy — 12.3% (continued)
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	3,500,000	3,514,752
Sabal Trail Transmission LLC, Sr. Unscd. Notes(a)	4.25	5/1/2028	3,000,000	2,984,067
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	3,000,000	3,174,372
The Williams Companies, Inc., Sr. Unscd. Notes	3.75	6/15/2027	2,500,000	2,481,252
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.25	5/15/2030	3,000,000	2,855,201
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	2,500,000	2,259,919
Var Energi ASA, Sr. Unscd. Notes(a)	7.50	1/15/2028	1,000,000	1,063,480
				51,134,805
Environmental Control — .6%
Waste Connections, Inc., Sr. Unscd. Notes	3.50	5/1/2029	2,500,000	2,461,917
Food Products — 1.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, Gtd. Notes(c)	3.00	2/2/2029	2,000,000	1,914,274
Sysco Corp., Gtd. Notes	5.10	9/23/2030	3,000,000	3,094,703
The Kroger Company, Sr. Unscd. Notes	5.00	9/15/2034	2,500,000	2,493,096
				7,502,073
Foreign Governmental — .6%
The Morongo Band of Mission Indians, Unscd. Bonds(a)	7.00	10/1/2039	2,500,000	2,667,539
Health Care — 7.4%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	2,250,000	2,168,670
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	1,250,000	1,019,258
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2033	3,250,000	3,337,506
Centene Corp., Sr. Unscd. Notes	2.50	3/1/2031	3,500,000	2,984,564
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	3,750,000	3,452,483
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	3,000,000	3,063,642
HCA, Inc., Gtd. Notes	3.63	3/15/2032	1,500,000	1,395,468
HCA, Inc., Gtd. Notes	5.75	3/1/2035	2,000,000	2,058,317
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	3,000,000	2,796,955
Royalty Pharma PLC, Gtd. Notes(a),(c)	2.20	9/2/2030	3,000,000	2,690,315
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	3,000,000	3,071,110
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,500,000	2,513,953
				30,552,241
Industrial — 1.9%
Carlisle Cos., Inc., Sr. Unscd. Notes	3.75	12/1/2027	2,500,000	2,478,686
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	3,000,000	2,947,090
Oshkosh Corp., Sr. Unscd. Notes	4.60	5/15/2028	2,500,000	2,518,592
				7,944,368
Information Technology — 2.8%
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	3,000,000	2,913,809
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	3,000,000	3,243,122
Paychex, Inc., Sr. Unscd. Notes	5.60	4/15/2035	2,750,000	2,847,543
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	2,590,000	2,643,447
				11,647,921
Insurance — 3.0%
Assured Guaranty US Holdings, Inc., Gtd. Notes(c)	3.15	6/15/2031	3,250,000	3,046,564
MetLife, Inc., Jr. Sub. Notes, Ser. D(b),(c)	5.88	3/15/2028	3,500,000	3,563,788
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	3,000,000	3,050,124
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	3,000,000	2,963,267
				12,623,743
Internet Software & Services — .7%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	2,750,000	2,720,718
13

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.7% (continued)
Materials — .5%
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	2,000,000	1,991,532
Media — .6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.40	4/1/2033	2,500,000	2,351,707
Metals & Mining — 2.4%
Anglo American Capital PLC, Gtd. Notes(a),(c)	4.50	3/15/2028	3,000,000	3,014,148
Glencore Funding LLC, Gtd. Notes(a)	5.40	5/8/2028	1,500,000	1,542,951
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	2,750,000	2,517,347
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	2,750,000	2,820,740
				9,895,186
Municipal Securities — 3.2%
Detroit, GO, Ser. B-1	4.00	4/1/2044	4,971,590	3,907,504
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A-1	3.49	6/1/2036	4,000,000	3,356,431
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,158,715
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	3,679,057
				13,101,707
Real Estate — 3.5%
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	2,000,000	2,042,940
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	2,500,000	2,145,830
Healthcare Realty Holdings LP, Gtd. Notes(c)	3.10	2/15/2030	3,000,000	2,822,918
Healthpeak OP LLC, Gtd. Notes	2.13	12/1/2028	2,250,000	2,106,198
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.63	11/15/2031	3,000,000	2,648,279
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	3,000,000	2,980,031
				14,746,196
Retailing — 3.6%
7-Eleven, Inc., Sr. Unscd. Notes(a)	1.80	2/10/2031	2,250,000	1,942,529
Alimentation Couche-Tard, Inc., Gtd. Notes(a)	3.55	7/26/2027	3,000,000	2,968,396
AutoNation, Inc., Sr. Unscd. Notes	3.85	3/1/2032	2,000,000	1,863,079
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(c)	3.15	1/15/2032	3,000,000	2,728,196
Dollar Tree, Inc., Sr. Unscd. Notes	2.65	12/1/2031	3,000,000	2,673,046
O’Reilly Automotive, Inc., Sr. Unscd. Notes	4.70	6/15/2032	2,750,000	2,755,190
				14,930,436
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Inc., Sr. Unscd. Notes(a)	3.14	11/15/2035	2,000,000	1,692,973
Broadcom, Inc., Sr. Unscd. Notes(a)	3.47	4/15/2034	3,000,000	2,692,227
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	2,500,000	2,569,029
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	3,000,000	2,730,416
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	2,750,000	2,804,980
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes(c)	5.00	1/15/2033	3,000,000	3,004,701
				15,494,326
Technology Hardware & Equipment — .9%
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	3,000,000	3,640,975
Telecommunication Services — 3.1%
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	4,000,000	2,680,067
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	3,250,000	3,339,538
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	4,750,000	3,473,360
Verizon Communications, Inc., Sr. Unscd. Notes	4.27	1/15/2036	3,500,000	3,257,398
				12,750,363
14

BNY Mellon Corporate Bond Fund (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.7% (continued)
Utilities — 1.3%
Black Hills Corp., Sr. Unscd. Notes	2.50	6/15/2030	2,500,000	2,294,922
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,000,000	3,089,130
				5,384,052
Total Bonds and Notes (cost $411,649,295)				405,645,016

	1-Day Yield (%)	Shares
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $6,513,741)	4.41	6,513,741	6,513,741
Investment of Cash Collateral for Securities Loaned — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $12,948,667)	4.41	12,948,667	12,948,667
Total Investments (cost $431,111,703)		102.4%	425,107,424
Liabilities, Less Cash and Receivables		(2.4%)	(9,860,992)
Net Assets		100.0%	415,246,432

GO—Government Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to $64,232,600 or 15.5% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At August 31, 2025, the value of the fund’s securities on loan was $30,181,440 and the value of the collateral was
$31,287,005, consisting of cash collateral of $12,948,667 and U.S. Government & Agency securities valued at $18,338,338.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
15

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Corporate Bond Fund
Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 8/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	4,034,523	88,655,867	(86,176,649)	6,513,741	291,106
Investment of Cash Collateral for Securities Loaned - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	17,900,899	98,622,198	(103,574,430)	12,948,667	77,868 ††
Total - 4.7%	21,935,422	187,278,065	(189,751,079)	19,462,408	368,974

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
16

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 1(b):
Unaffiliated issuers	1,249,487,649	414,207,095	405,645,016
Affiliated issuers	9,937,915	6,697,778	19,462,408
Dividends, interest and securities lending income receivable	11,351,636	4,743,904	5,328,600
Receivable for shares of Beneficial Interest subscribed	865,667	75,391	39,565
Prepaid expenses	27,076	24,759	15,132
	1,271,669,943	425,748,927	430,490,721
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)	592,122	207,464	203,965
Cash overdraft due to Custodian	4,839,995	1,047,737	1,110,270
Liability for securities on loan—Note 1(b)	4,017,569	888,983	12,948,667
Payable for shares of Beneficial Interest redeemed	278,738	526,259	910,779
Trustees’ fees and expenses payable	53,633	16,633	15,167
Other accrued expenses	50,852	47,149	55,441
	9,832,909	2,734,225	15,244,289
Net Assets ($)	1,261,837,034	423,014,702	415,246,432
Composition of Net Assets ($):
Paid-in capital	1,438,141,118	448,746,755	446,649,367
Total distributable earnings (loss)	(176,304,084)	(25,732,053)	(31,402,935)
Net Assets ($)	1,261,837,034	423,014,702	415,246,432
†Investments at cost ($)
Unaffiliated issuers	1,276,152,941	413,270,476	411,649,295
Affiliated issuers	9,937,915	6,697,778	19,462,408
††Value of securities on loan ($)	64,337,637	21,498,993	30,181,440
Net Asset Value Per Share
Class M Shares
Net Assets ($)	1,254,468,092	417,010,778	408,288,046
Shares Outstanding	113,599,785	34,466,264	32,784,057
Net Asset Value Per Share ($)	11.04	12.10	12.45
Investor Shares
Net Assets ($)	7,368,942	6,003,924	6,958,386
Shares Outstanding	666,903	493,917	557,097
Net Asset Value Per Share ($)	11.05	12.16	12.49
See notes to financial statements.
17

STATEMENTS OF OPERATIONS
Year Ended August 31, 2025

	BNY Mellon Bond Fund	BNY Mellon Intermediate Bond Fund	BNY Mellon Corporate Bond Fund
Investment Income ($):
Income:
Interest	56,147,863	17,527,073	18,630,453
Dividends:
Unaffiliated issuers	-	-	22,466
Affiliated issuers	319,199	105,105	291,106
Affiliated income net of rebates from securities lending—Note 1(b)	125,808	56,096	77,868
Total Income	56,592,870	17,688,274	19,021,893
Expenses:
Management fee—Note 3(a)	5,125,798	1,778,321	1,620,360
Administration fee—Note 3(a)	1,803,431	625,588	570,157
Trustees’ fees and expenses—Note 3(c)	206,959	70,507	64,057
Professional fees	104,308	61,883	56,433
Registration fees	46,092	39,435	39,678
Loan commitment fees—Note 2	30,260	8,549	8,885
Chief Compliance Officer fees—Note 3(b)	24,051	24,051	24,051
Shareholder servicing costs—Note 3(b)	22,520	17,626	13,163
Custodian fees—Note 3(b)	20,668	6,842	5,419
Prospectus and shareholders’ reports	14,575	13,626	13,150
Shareholder and regulatory reports service fees—Note 3(b)	7,583	7,583	7,583
Miscellaneous	39,104	27,200	34,476
Total Expenses	7,445,349	2,681,211	2,457,412
Less—reduction in fees due to earnings credits—Note 3(b)	(314)	(243)	(100)
Net Expenses	7,445,035	2,680,968	2,457,312
Net Investment Income	49,147,835	15,007,306	16,564,581
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(21,464,434)	(4,562,720)	(1,825,942)
Net change in unrealized appreciation (depreciation) on investments	7,023,410	7,238,880	6,978,690
Net Realized and Unrealized Gain (Loss) on Investments	(14,441,024)	2,676,160	5,152,748
Net Increase in Net Assets Resulting from Operations	34,706,811	17,683,466	21,717,329
See notes to financial statements.
18

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	49,147,835	43,725,614	15,007,306	14,459,788
Net realized gain (loss) on investments	(21,464,434)	(31,030,093)	(4,562,720)	(5,877,232)
Net change in unrealized appreciation (depreciation) on investments	7,023,410	72,200,888	7,238,880	22,330,184
Net Increase (Decrease) in Net Assets Resulting from Operations	34,706,811	84,896,409	17,683,466	30,912,740
Distributions ($):
Distributions to shareholders:
Class M	(48,685,338)	(42,834,913)	(15,113,016)	(14,266,547)
Investor Shares	(314,621)	(318,232)	(216,542)	(210,535)
Total Distributions	(48,999,959)	(43,153,145)	(15,329,558)	(14,477,082)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	330,918,282	347,465,089	61,708,466	110,915,635
Investor Shares	17,616,862	18,901,617	5,935,438	9,393,956
Distributions reinvested:
Class M	10,018,259	6,281,351	2,662,156	2,596,765
Investor Shares	261,592	288,474	184,461	177,527
Cost of shares redeemed:
Class M	(344,116,679)	(304,556,682)	(122,074,488)	(163,489,341)
Investor Shares	(19,626,824)	(19,131,312)	(7,451,718)	(10,334,940)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,928,508)	49,248,537	(59,035,685)	(50,740,398)
Total Increase (Decrease) in Net Assets	(19,221,656)	90,991,801	(56,681,777)	(34,304,740)
Net Assets ($):
Beginning of Period	1,281,058,690	1,190,066,889	479,696,479	514,001,219
End of Period	1,261,837,034	1,281,058,690	423,014,702	479,696,479

See notes to financial statements.
19

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Bond Fund		BNY Mellon Intermediate Bond Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	30,048,986	32,154,037	5,165,428	9,425,158
Shares issued for distributions reinvested	912,612	582,260	222,436	221,016
Shares redeemed	(31,538,304)	(28,223,327)	(10,225,925)	(13,933,998)
Net Increase (Decrease) in Shares Outstanding	(576,706)	4,512,970	(4,838,061)	(4,287,824)
Investor Shares(a)
Shares sold	1,609,462	1,761,706	496,460	798,753
Shares issued for distributions reinvested	23,811	26,811	15,351	15,069
Shares redeemed	(1,795,375)	(1,777,163)	(622,613)	(875,141)
Net Increase (Decrease) in Shares Outstanding	(162,102)	11,354	(110,802)	(61,319)

(a)
During the period ended August 31, 2025, 1,569,314 Class M shares representing $17,178,056 were exchanged for 1,569,110 Investor Shares for BNY Mellon
Bond Fund and 495,305 Class M shares representing $5,896,979 were exchanged for 493,261 Investor Shares for BNY Mellon Intermediate Bond Fund. During
the period ended August 31, 2024, 1,833,372 Class M shares representing $19,697,985 were exchanged for 1,834,473 Investor Shares for BNY Mellon Bond
Fund and 828,643 Class M shares representing $9,716,598 were exchanged for 826,080 Investor Shares for BNY Mellon Intermediate Bond Fund.

See notes to financial statements.
20

	BNY Mellon Corporate Bond Fund
	Year Ended August 31,
	2025	2024
Operations ($):
Net investment income	16,564,581	16,788,484
Net realized gain (loss) on investments	(1,825,942)	(4,513,244)
Net change in unrealized appreciation (depreciation) on investments	6,978,690	27,576,137
Net Increase (Decrease) in Net Assets Resulting from Operations	21,717,329	39,851,377
Distributions ($):
Distributions to shareholders:
Class M	(17,027,555)	(16,753,288)
Investor Shares	(215,081)	(149,398)
Total Distributions	(17,242,636)	(16,902,686)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class M	89,826,710	125,683,418
Investor Shares	9,051,208	4,434,853
Distributions reinvested:
Class M	3,898,738	4,029,927
Investor Shares	177,643	135,160
Cost of shares redeemed:
Class M	(105,756,621)	(153,415,487)
Investor Shares	(5,997,472)	(5,200,734)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(8,799,794)	24,332,863
Total Increase (Decrease) in Net Assets	(4,325,101)	(1,384,172)
Net Assets ($):
Beginning of Period	419,571,533	420,955,705
End of Period	415,246,432	419,571,533

See notes to financial statements.
21

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	BNY Mellon Corporate Bond Fund
	Year Ended August 31,
	2025	2024
Capital Share Transactions (Shares):
Class M(a)
Shares sold	7,316,485	10,554,867
Shares issued for distributions reinvested	317,290	339,722
Shares redeemed	(8,631,628)	(12,917,878)
Net Increase (Decrease) in Shares Outstanding	(997,853)	(2,023,289)
Investor Shares(a)
Shares sold	734,588	371,673
Shares issued for distributions reinvested	14,407	11,365
Shares redeemed	(489,260)	(436,446)
Net Increase (Decrease) in Shares Outstanding	259,735	(53,408)

(a)
During the period ended August 31, 2025, 377,894 Class M shares representing $4,623,506 were exchanged for 376,903 Investor Shares for BNY Mellon
Corporate Bond Fund. During the period ended August 31, 2024, 316,521 Class M shares representing $3,770,334 were exchanged for 315,897 Investor Shares for BNY Mellon Corporate Bond Fund.

See notes to financial statements.
22

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Class M Shares
	Year Ended August 31,
BNY Mellon Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.14	10.77	11.22	13.10	13.63
Investment Operations:
Net investment income(a)	.42	.39	.32	.25	.23
Net realized and unrealized gain (loss) on investments	(.10 )	.37	(.44 )	(1.83)	(.17 )
Total from Investment Operations	.32	.76	(.12 )	(1.58)	.06
Distributions:
Dividends from net investment income	(.42 )	(.39 )	(.33 )	(.30 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	(.28 )
Total Distributions	(.42 )	(.39 )	(.33 )	(.30 )	(.59 )
Net asset value, end of period	11.04	11.14	10.77	11.22	13.10
Total Return (%)	2.95	7.20	(1.05)	(12.19)	.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.57	.57	.55	.55
Ratio of net expenses to average net assets	.58 (b)	.57 (b)	.57 (b)	.55	.55
Ratio of net investment income to average net assets	3.84 (b)	3.62 (b)	2.91 (b)	2.07	1.71
Portfolio Turnover Rate	58.24	56.80	45.46	88.66	72.04
Net Assets, end of period ($ x 1,000)	1,254,468	1,271,824	1,181,267	1,172,292	1,339,003

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
23

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.14	10.76	11.21	13.08	13.60
Investment Operations:
Net investment income(a)	.39	.36	.29	.23	.20
Net realized and unrealized gain (loss) on investments	(.10 )	.37	(.44 )	(1.83)	(.16 )
Total from Investment Operations	.29	.73	(.15 )	(1.60)	.04
Distributions:
Dividends from net investment income	(.38 )	(.35 )	(.30 )	(.27 )	(.28 )
Dividends from net realized gain on investments	-	-	-	-	(.28 )
Total Distributions	(.38 )	(.35 )	(.30 )	(.27 )	(.56 )
Net asset value, end of period	11.05	11.14	10.76	11.21	13.08
Total Return (%)	2.71	6.94	(1.38)	(12.39)	.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.82	.82	.80	.80
Ratio of net expenses to average net assets	.83 (b)	.82 (b)	.82 (b)	.80	.80
Ratio of net investment income to average net assets	3.59 (b)	3.37 (b)	2.66 (b)	1.82	1.46
Portfolio Turnover Rate	58.24	56.80	45.46	88.66	72.04
Net Assets, end of period ($ x 1,000)	7,369	9,234	8,800	10,822	11,286

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
24

	Class M Shares
	Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.02	11.61	11.77	12.93	13.11
Investment Operations:
Net investment income(a)	.40	.35	.28	.24	.24
Net realized and unrealized gain (loss) on investments	.10	.41	(.13 )	(1.13)	(.16 )
Total from Investment Operations	.50	.76	.15	(.89 )	.08
Distributions:
Dividends from net investment income	(.42 )	(.35 )	(.31 )	(.27 )	(.26 )
Net asset value, end of period	12.10	12.02	11.61	11.77	12.93
Total Return (%)	4.22	6.66	1.26	(6.93)	.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.59	.58	.56	.56
Ratio of net expenses to average net assets	.60 (b)	.59 (b)	.58 (b)	.56	.56
Ratio of net investment income to average net assets	3.38 (b)	2.96 (b)	2.44 (b)	1.98	1.85
Portfolio Turnover Rate	64.17	39.92	26.10	31.46	19.07
Net Assets, end of period ($ x 1,000)	417,011	472,402	506,245	619,470	779,123

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
25

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Intermediate Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.06	11.65	11.80	12.95	13.12
Investment Operations:
Net investment income(a)	.38	.32	.25	.22	.21
Net realized and unrealized gain (loss) on investments	.10	.41	(.13 )	(1.13)	(.16 )
Total from Investment Operations	.48	.73	.12	(.91 )	.05
Distributions:
Dividends from net investment income	(.38 )	(.32 )	(.27 )	(.24 )	(.22 )
Net asset value, end of period	12.16	12.06	11.65	11.80	12.95
Total Return (%)	4.06	6.32	1.03	(7.11)	.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.84	.83	.81	.81
Ratio of net expenses to average net assets	.85 (b)	.84 (b)	.83 (b)	.81	.81
Ratio of net investment income to average net assets	3.13 (b)	2.71 (b)	2.19 (b)	1.73	1.59
Portfolio Turnover Rate	64.17	39.92	26.10	31.46	19.07
Net Assets, end of period ($ x 1,000)	6,004	7,294	7,756	7,845	9,125

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
26

	Class M Shares
	Year Ended August 31,
BNY Mellon Corporate Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.31	11.64	11.74	13.80	13.69
Investment Operations:
Net investment income(a)	.50	.48	.43	.40	.43
Net realized and unrealized gain (loss) on investments	.16	.67	(.08 )	(1.96)	.15
Total from Investment Operations	.66	1.15	.35	(1.56)	.58
Distributions:
Dividends from net investment income	(.52 )	(.48 )	(.45 )	(.43 )	(.47 )
Dividends from net realized gain on investments	-	-	-	(.07 )	-
Total Distributions	(.52 )	(.48 )	(.45 )	(.50 )	(.47 )
Net asset value, end of period	12.45	12.31	11.64	11.74	13.80
Total Return (%)	5.51	10.12	3.06	(11.58)	4.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.60	.58	.56	.56
Ratio of net expenses to average net assets	.60 (b)	.60 (b)	.58 (b)	.56	.56
Ratio of net investment income to average net assets	4.09 (b)	4.02 (b)	3.76 (b)	3.15	3.10
Portfolio Turnover Rate	14.14	24.27	11.99	25.87	18.34
Net Assets, end of period ($ x 1,000)	408,288	415,902	416,864	564,925	757,617

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
27

FINANCIAL HIGHLIGHTS (continued)

	Investor Shares
	Year Ended August 31,
BNY Mellon Corporate Bond Fund	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.34	11.66	11.75	13.81	13.70
Investment Operations:
Net investment income(a)	.47	.46	.40	.37	.40
Net realized and unrealized gain (loss) on investments	.17	.67	(.08 )	(1.97)	.14
Total from Investment Operations	.64	1.13	.32	(1.60)	.54
Distributions:
Dividends from net investment income	(.49 )	(.45 )	(.41 )	(.39 )	(.43 )
Dividends from net realized gain on investments	-	-	-	(.07 )	-
Total Distributions	(.49 )	(.45 )	(.41 )	(.46 )	(.43 )
Net asset value, end of period	12.49	12.34	11.66	11.75	13.81
Total Return (%)	5.27	9.86	2.82	(11.82)	4.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.85	.83	.81	.81
Ratio of net expenses to average net assets	.85 (b)	.85 (b)	.83 (b)	.81	.81
Ratio of net investment income to average net assets	3.84 (b)	3.77 (b)	3.51 (b)	2.90	2.85
Portfolio Turnover Rate	14.14	24.27	11.99	25.87	18.34
Net Assets, end of period ($ x 1,000)	6,958	3,670	4,091	5,296	6,225

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
28

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Funds Trust (the “Trust”), a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operates as a series company currently consisting of thirteen series, including the following diversified funds: BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund (each, a “fund” and collectively, the “funds”). The objective of each fund is to seek total return (consisting of capital appreciation and current income).
BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon serves as administrator for the funds pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which BNY pays the Adviser for performing certain administrative services.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class M and Investor.  Each class of shares has identical rights and privileges, except with respect to the Shareholder Services Plan fee and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees  (the “Board”) has designated the Adviser as the funds’ valuation designee to make all fair value determinations with respect to the funds’ portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
29

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	375,839,502	—	375,839,502
Foreign Governmental	—	9,353,036	—	9,353,036
Municipal Securities	—	2,517,323	—	2,517,323
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,904,740	—	3,904,740
U.S. Government Agencies Mortgage-Backed	—	327,037,285	—	327,037,285
U.S. Treasury Securities	—	530,835,763	—	530,835,763
Investment Companies	9,937,915	—	—	9,937,915
	9,937,915	1,249,487,649	—	1,259,425,564
BNY Mellon Intermediate Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	175,784,487	—	175,784,487
Foreign Governmental	—	2,272,144	—	2,272,144
Municipal Securities	—	11,534,935	—	11,534,935
U.S. Government Agencies Collateralized Mortgage Obligations	—	2,381,155	—	2,381,155
30

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Intermediate Bond Fund (continued) Assets ($) (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	2,056,855	—	2,056,855
U.S. Government Agencies Mortgage-Backed	—	5,584,104	—	5,584,104
U.S. Government Agencies Obligations	—	29,090,941	—	29,090,941
U.S. Treasury Securities	—	185,502,474	—	185,502,474
Investment Companies	6,697,778	—	—	6,697,778
	6,697,778	414,207,095	—	420,904,873
BNY Mellon Corporate Bond Fund
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	389,875,770	—	389,875,770
Foreign Governmental	—	2,667,539	—	2,667,539
Municipal Securities	—	13,101,707	—	13,101,707
Investment Companies	19,462,408	—	—	19,462,408
	19,462,408	405,645,016	—	425,107,424

†	See Schedules of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended August 31, 2025.
Securities Lending Agreement ($)
BNY Mellon Bond Fund	17,153
BNY Mellon Intermediate Bond Fund	7,647
BNY Mellon Corporate Bond Fund	10,615
For financial reporting purposes, each relevant fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2025, each relevant fund had securities lending and the impact of netting of assets and liabilities
31

NOTES TO FINANCIAL STATEMENTS (continued)
and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
Assets ($)
BNY Mellon Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	64,337,637
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(64,337,637) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Intermediate Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	21,498,993
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,498,993) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Corporate Bond Fund
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	30,181,440
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(30,181,440) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
32

NOTES TO FINANCIAL STATEMENTS (continued)
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each fund does not apply to the market value of such security or to shares of the fund itself.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in each of the relevant fund redemption requests, including requests from shareholders who may own a significant percentage of each of the relevant fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause each of the relevant fund to sell its holdings at a loss or at undesirable prices and adversely affect each of the relevant fund’s share price and increase each of the relevant fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. The funds normally declare and pay dividends from net investment income monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
33

NOTES TO FINANCIAL STATEMENTS (continued)
(f) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended August 31, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended August 31, 2025, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The table below summarizes each fund’s components of accumulated earnings on a tax basis at August 31, 2025:
Components of Accumulated Earnings
	Undistributed Ordinary Income ($)	Accumulated Capital (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon Bond Fund	965,534	(148,073,039)	(29,196,579)
BNY Mellon Intermediate Bond Fund	1,229,863	(27,139,818)	177,902
BNY Mellon Corporate Bond Fund	828,087	(24,730,269)	(7,500,753)
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The below table summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon Bond Fund	51,663,355	96,409,684	148,073,039
BNY Mellon Intermediate Bond Fund	2,744,953	24,394,865	27,139,818
BNY Mellon Corporate Bond Fund	2,373,973	22,356,296	24,730,269

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2025 and August 31, 2024.
	2025	2024
Tax Character of Distributions Paid	Ordinary Income ($)
BNY Mellon Bond Fund	48,999,959	43,153,145
BNY Mellon Intermediate Bond Fund	15,329,558	14,477,082
BNY Mellon Corporate Bond Fund	17,242,636	16,902,686
(g) Operating segment reporting: In this reporting period, each fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, each fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus. The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating
34

NOTES TO FINANCIAL STATEMENTS (continued)
decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Schedules of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The funds participate with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the funds, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, each fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the funds based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2025, the funds did not borrow under either Facility.
NOTE 3—
Management Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is payable monthly and computed on the average daily value of each fund’s net assets at the following annual rates: .40% of BNY Mellon Bond Fund, .40% of BNY Mellon Intermediate Bond Fund and .40% of BNY Mellon Corporate Bond Fund.
Pursuant to the Administration Agreement, The Bank of New York Mellon provides or arranges for fund accounting, transfer agency and other fund administration services and receives a fee based on the total net assets of the Trust based on the following rates:
0 up to $6 billion	.15%
$6 billion up to $12 billion	.12%
In excess of $12 billion	.10%
(b) Each fund has adopted a Shareholder Services Plan with respect to its Investor shares. Each fund pays the Distributor at an annual rate of .25% of the value of its Investor shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a fund, and services related to the maintenance of such shareholder accounts. The Shareholder Services Plan allows the Distributor to make payments from the shareholder services fees it collects from each fund to compensate service agents (certain banks, securities brokers or dealers and other financial institutions) with respect to these services. The table below summarizes the amounts Investor shares were charged during the period ended August 31, 2025, pursuant to the Shareholder Services Plan, which is included in Shareholder servicing costs in the Statements of Operations.
Shareholder Services Plan Fees ($)
BNY Mellon Bond Fund	22,389
BNY Mellon Intermediate Bond Fund	17,450
BNY Mellon Corporate Bond Fund	13,089
The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as an expense offset in the Statements of Operations.
The funds have an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the funds include this interest income and overdraft fees, if any, as interest income in the Statements of Operations.
35

NOTES TO FINANCIAL STATEMENTS (continued)
Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing cash management services for the funds. The Transfer Agent fees are comprised of amounts paid on cash management fees which are related to fund subscriptions and redemptions. BNY pays each fund’s Transfer Agent fees comprised of amounts paid on a per account basis out of the administration fee it receives from the Trust. During the period ended August 31, 2025, there were no transfer agent cash management fees for each fund. These fees were partially offset by earnings credits for each fund, summarized in the table below.
Transfer Agent Earnings Credits ($)
BNY Mellon Bond Fund	(314)
BNY Mellon Intermediate Bond Fund	(243)
BNY Mellon Corporate Bond Fund	(100)
Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. The table below summarizes the amount each fund was charged during the period ended August 31, 2025 pursuant to the custody agreement.
Custodian Fees ($)
BNY Mellon Bond Fund	20,668
BNY Mellon Intermediate Bond Fund	6,842
BNY Mellon Corporate Bond Fund	5,419
Each fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. The following table summarizes the amount each fund was charged during the period ended August 31, 2025 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.
Checkwriting Fees ($)
BNY Mellon Bond Fund	131
BNY Mellon Intermediate Bond Fund	176
BNY Mellon Corporate Bond Fund	74
The below table summarizes the amount each fund was charged for services performed by the Chief Compliance Officer and his staff, during the period ended August 31, 2025.
Chief Compliance Officer Fees ($)
BNY Mellon Bond Fund	24,051
BNY Mellon Intermediate Bond Fund	24,051
BNY Mellon Corporate Bond Fund	24,051
The funds compensate the Custodian for providing shareholder reporting and regulatory services for the funds. These fees are included in Shareholder and regulatory reports service fees in the Statements of Operations. The below table summarizes the amount each fund was charged for shareholder reporting and regulatory services, during the period ended August 31, 2025.
Shareholder and Regulatory Reports Service Fees ($)
BNY Mellon Bond Fund	7,583
BNY Mellon Intermediate Bond Fund	7,583
BNY Mellon Corporate Bond Fund	7,583
36

NOTES TO FINANCIAL STATEMENTS (continued)
The table below summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fee ($)	Administration Fee ($)	Shareholder Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Checkwriting Fees ($)	Shareholder & Regulatory Reports Service Fees ($)
BNY Mellon Bond Fund	424,697	150,880	1,531	6,000	2,993	21	6,000
BNY Mellon Intermediate Bond Fund	144,016	51,164	1,257	2,000	2,993	34	6,000
BNY Mellon Corporate Bond Fund	141,263	50,186	1,498	2,000	2,993	25	6,000
(c) Each board member also serves as a Board member of other funds within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended August 31, 2025.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon Bond Fund	738,611,576	746,718,092
BNY Mellon Intermediate Bond Fund	282,549,655	345,304,548
BNY Mellon Corporate Bond Fund	56,068,596	65,508,951
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at August 31, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon Bond Fund	1,288,622,143	15,895,398	(45,091,977)	(29,196,579)
BNY Mellon Intermediate Bond Fund	420,726,971	3,557,895	(3,379,993)	177,902
BNY Mellon Corporate Bond Fund	432,608,177	5,908,360	(13,409,113)	(7,500,753)
NOTE 5—
Subsequent Events:
Effective October 1, 2025, the Adviser has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to each fund, pursuant to a sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and INA, with respect to each fund. INA, subject to the Adviser’s supervision and approval, provides day-to-day management of each fund’s assets pursuant to the Sub-Advisory Agreement. INA is an indirect wholly-owned subsidiary of BNY and is registered in the United States with the Securities and Exchange Commission as an investment adviser. INA’s principal office is located at 200 Park Avenue, New York, New York 10166.
The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Trust, on behalf of BNY Mellon Corporate Bond Fund and BNY Mellon Intermediate Bond Fund (collectively, the “Predecessor Funds”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Core Plus ETF and BNY Mellon Active Core Bond ETF, respectively (collectively, the “Acquiring ETFs”). If approved by each Predecessor Fund’s shareholders, the Predecessor Funds, which currently operate as mutual funds, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into their respective Acquiring ETFs. Accordingly, if the reorganization is approved by each Predecessor Fund’s shareholders, the Predecessor Funds will transfer their assets to the respective Acquiring ETF, in exchange for whole shares of the respective Acquiring ETF and the assumption by the respective Acquiring ETF of each respective Predecessor Fund’s liabilities (the “Reorganization”).
37

NOTES TO FINANCIAL STATEMENTS (continued)
Shareholders of the Predecessor Funds as of September 17, 2025 (the “Record Date”) will be asked to approve the Agreement on behalf of the Predecessor Funds at a special meeting of shareholders to be held on or about December 9, 2025. If the Agreement is approved, the Reorganization will be consummated on or about the close of business on January 9, 2026 (the “Closing Date”).
To facilitate the conversions the following actions will occur:
Effective December 1, 2025, the Predecessor Funds will waive the shareholder service fees. Also approximately two weeks prior to the Closing Date, Investor shares of each Predecessor Fund will convert into Class M shares.
38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of the Funds and Board of Trustees of BNY Mellon Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon Bond Fund, BNY Mellon Intermediate Bond Fund and BNY Mellon Corporate Bond Fund (collectively, the “Funds”), each a series of BNY Mellon Funds Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
October 23, 2025
39

IMPORTANT TAX INFORMATION (Unaudited)
The following distribution information is being provided in accordance with federal tax law under Sections 871(k)(1) and 881(e) of the Internal Revenue Code.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2025:
Interest Related Dividends (%)†
BNY Mellon Bond Fund	90.65
BNY Mellon Intermediate Bond Fund	86.43
BNY Mellon Corporate Bond Fund	73.17

†	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
40

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
41

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
42

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. Each fund is charged for services performed by each fund’s Chief Compliance Officer. Compensation paid by each fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statements of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by each fund during the period is shown in the table below.
Aggregate Amount of Trustees’ fees and expenses and Chief Compliance Officer fees ($)
BNY Mellon Bond Fund	231,010
BNY Mellon Intermediate Bond Fund	94,558
BNY Mellon Corporate Bond Fund	88,108
43

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the Trust’s Board of Trustees (the “Board”) held on March 24-25, 2025, the Board considered the renewal of the Trust’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the funds with investment advisory services and The Bank of New York Mellon is responsible for the provision of administrative services to the funds (together, the “Agreement”). The Bank of New York Mellon has entered into a Sub-Administration Agreement with the Adviser pursuant to which The Bank of New York Mellon pays the Adviser for performing certain of the administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to the funds in the Trust, including the funds. The Adviser provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the distribution channel(s) of the funds and the need to be able to provide ongoing shareholder services to each distribution channel, as applicable to each fund.
The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class M shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional funds in the particular Lipper classification (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional funds in the particular Lipper classification, excluding outliers (the “Expense Universe”). The information for each comparison was derived, in part, from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered the funds’ performance in light of overall financial market conditions.
Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included any reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
For BNY Mellon Bond Fund, representatives of the Adviser reviewed with the Board the management or advisory fees paid by any funds advised by the Adviser in the same Lipper category as the fund (the “Similar Fund(s)”) and explained the nature of the Similar Fund(s). They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund(s) to evaluate the appropriateness of the fund’s management fee. As to each other fund, representatives of the Adviser noted that there were no Similar Fund(s).
44

As to each fund, representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
BNY Mellon Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as core bond funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for six of the ten one-year periods ended December 31st and above the Performance Universe median for eight of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe and noted the relative proximity of the fund’s total return performance and yield performance to the Performance Group and Performance Universe medians and benchmark index returns during the periods under review.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expense were higher than the Expense Group median and higher than the Expense Universe median total expenses.
BNY Mellon Intermediate Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as short-intermediate investment grade debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for four of the ten one-year periods ended December 31st and above the Performance Universe median for six of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board discussed with representatives of the Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the primary portfolio manager is very experienced with a good long-term track record and continued to apply a consistent investment strategy.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
BNY Mellon Corporate Bond Fund
The information comparing the fund’s performance to that of its Performance Group and Performance Universe consisted of funds classified as BBB-rated corporate debt funds by Lipper.
The Board discussed with representatives of the Adviser the results of the performance comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group medians for eight of the ten one-year periods ended December 31st and above the Performance Universe medians for nine of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a five-star rating for each of the three-, five- and ten-year periods and a five-star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
45

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates to each fund. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
As to each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser to each fund are satisfactory and appropriate.
●With respect to BNY Mellon Bond Fund, the Board determined the fund’s overall performance was satisfactory in light of the totality of the information presented.
●With respect to BNY Mellon Intermediate Bond Fund, the Board determined it was satisfied with the manner in which the Adviser monitors and evaluates performance and the primary portfolio manager’s long-term track record.
●With respect to BNY Mellon Corporate Bond Fund, the Board was satisfied with each fund’s performance.
●With respect to each fund, the Board concluded that the fees paid pursuant to the Agreement continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the funds had been adequately considered by the Adviser in connection with the fee rate charged to each fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement with respect to each fund, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund pursuant to the Agreement. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the funds and the investment management and other services provided under the Agreement, including information on the investment performance of each fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to each fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the funds, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive
46

greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the respective fund’s arrangements, or substantially similar arrangements for the other funds in the Trust, in prior years. The Board determined to renew the Agreement for each fund.
47

© 2025 BNY Mellon Securities Corporation
Code-MFTNCSRAR0825-TB

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lisa Sampson

Lisa Sampson

President (Principal Executive Officer)

Date: October 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)